MML Asset Momentum Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 23.2%
COMMON STOCK — 23.2%
Communications — 2.1%
Internet — 0.8%
Rightmove PLC	35,000	$236,903
Media — 0.8%
Fox Corp. Class A	8,000	252,280
Telecommunications — 0.5%
NTT DOCOMO, Inc.	5,600	142,994
		632,177
Consumer, Cyclical — 3.4%
Distribution & Wholesale — 3.4%
Pool Corp.	5,100	1,028,670
Consumer, Non-cyclical — 2.3%
Health Care – Products — 0.6%
Advanced Medical Solutions Group PLC	54,571	165,357
Health Care – Services — 0.9%
Fresenius SE & Co. KGaA	5,900	275,826
Household Products & Wares — 0.8%
Henkel AG & Co. KGaA	2,000	183,160
Portmeirion Group PLC	5,600	61,974
		245,134
		686,317
Energy — 2.0%
Oil & Gas — 2.0%
Marathon Petroleum Corp.	10,000	607,500
Financial — 6.0%
Diversified Financial Services — 6.0%
Mastercard, Inc. Class A	5,300	1,439,321
Visa, Inc. Class A	2,200	378,422
		1,817,743
Industrial — 4.3%
Building Materials — 0.3%
Breedon Group PLC (a)	88,437	71,014
Electronics — 1.4%
Halma PLC	17,600	426,417
Hand & Machine Tools — 0.5%
Schindler Holding AG	700	156,665
Machinery – Diversified — 2.1%
Keyence Corp.	400	249,215
Roper Technologies, Inc.	1,100	392,260
		641,475
		1,295,571
Technology — 3.1%
Computers — 2.2%
Fortinet, Inc. (a)	8,800	675,488
Software — 0.9%
EMIS Group PLC	11,800	147,460
Nexus AG	3,400	116,728
		264,188
		939,676
TOTAL COMMON STOCK (Cost $5,568,817)		7,007,654
TOTAL EQUITIES (Cost $5,568,817)		7,007,654

	Principal Amount
BONDS & NOTES — 10.0%
U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds & Notes — 10.0%
U.S. Treasury Note 1.750% 11/30/19 (b)	$3,000,000	2,998,652
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,991,914)		2,998,652
TOTAL BONDS & NOTES (Cost $2,991,914)		2,998,652

	Number of Shares
MUTUAL FUNDS — 66.7%
Diversified Financial Services — 66.7%
iShares MSCI Brazil Capped Index Fund (c)	36,000	1,516,680
iShares MSCI India ETF	6,600	221,562
iShares MSCI Mexico ETF (c)	17,000	726,240
State Street Navigator Securities Lending Prime Portfolio (d)	7,680,292	7,680,292
Vanguard Short-Term Bond ETF (c)	82,000	6,624,780
Vanguard Total Stock Market ETF (c)	22,200	3,352,200
		20,121,754
TOTAL MUTUAL FUNDS (Cost $19,424,771)		20,121,754
TOTAL LONG-TERM INVESTMENTS (Cost $27,985,502)		30,128,060

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 25.1%
Repurchase Agreement — 25.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (e)	$7,572,354	$7,572,354
TOTAL SHORT-TERM INVESTMENTS (Cost $7,572,354)		7,572,354
TOTAL INVESTMENTS — 125.0% (Cost $35,557,856) (f)		37,700,414
Other Assets/(Liabilities) — (25.0)%		(7,529,509)

NET ASSETS — 100.0%		$30,170,905

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $7,518,543 or 24.92% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $7,572,554. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $7,727,575.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA	3/05/20	AUD	1,960,000	NZD	2,041,921	$45,730

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Nasdaq 100 E Mini Index	12/20/19	32	$5,043,575	$(70,455)
S&P 500 E Mini Index	12/20/19	111	16,659,182	(128,507)
				$(198,962)

Currency Legend

AUD	Australian Dollar
NZD	New Zealand Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.1%

COMMON STOCK — 63.0%
Basic Materials — 1.3%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	555	$123,132
Celanese Corp.	5,200	635,908
CF Industries Holdings, Inc.	10,690	525,948
Dow, Inc. (a)	13,006	619,736
DuPont de Nemours, Inc.	16,906	1,205,567
Eastman Chemical Co.	6,070	448,148
Ecolab, Inc.	2	396
Linde PLC	9,576	1,855,063
LyondellBasell Industries NV Class A	8,640	773,021
The Mosaic Co.	6,700	137,350
PPG Industries, Inc.	2,818	333,961
The Sherwin-Williams Co.	563	309,577
		6,967,807
Forest Products & Paper — 0.1%
International Paper Co.	18,987	794,036
Iron & Steel — 0.1%
Nucor Corp.	21,956	1,117,780
Mining — 0.1%
Freeport-McMoRan, Inc.	19,464	186,271
Newmont Goldcorp Corp.	4,770	180,878
		367,149
		9,246,772
Communications — 10.7%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	22,122	476,950
Omnicom Group, Inc.	8,147	637,910
		1,114,860
Internet — 6.7%
Alphabet, Inc. Class A (a)	6,570	8,022,890
Alphabet, Inc. Class C (a)	5,731	6,986,089
Amazon.com, Inc. (a)	7,960	13,817,844
Booking Holdings, Inc. (a)	1,721	3,377,652
eBay, Inc.	20,777	809,887
Expedia Group, Inc.	1,877	252,288
F5 Networks, Inc. (a)	1,400	196,588
Facebook, Inc. Class A (a)	63,490	11,306,299
Netflix, Inc. (a)	5,633	1,507,503
Symantec Corp.	55	1,300
TripAdvisor, Inc. (a)	37	1,431
VeriSign, Inc. (a)	2,991	564,192
		46,843,963

Media — 1.4%
CBS Corp. Class B	7,557	305,076
Charter Communications, Inc. Class A (a)	211	86,957
Comcast Corp. Class A	136,224	6,140,978
Discovery, Inc. Class A (a) (b)	49,400	1,315,522
Discovery, Inc. Class C (a)	31,343	771,665
DISH Network Corp. Class A (a)	6,600	224,862
Fox Corp. Class A	2,022	63,764
Fox Corp. Class B (a)	2,700	85,158
News Corp. Class A	7,566	105,319
Viacom, Inc. Class B	21,110	507,273
The Walt Disney Co.	4,236	552,035
		10,158,609
Telecommunications — 2.4%
AT&T, Inc.	53,026	2,006,504
CenturyLink, Inc.	101,328	1,264,573
Cisco Systems, Inc.	137,842	6,810,773
Corning, Inc.	8,167	232,923
Juniper Networks, Inc.	7,289	180,403
Motorola Solutions, Inc.	5,487	935,040
Verizon Communications, Inc.	94,455	5,701,304
		17,131,520
		75,248,952
Consumer, Cyclical — 5.3%
Airlines — 0.5%
Alaska Air Group, Inc.	300	19,473
American Airlines Group, Inc.	2,200	59,334
Delta Air Lines, Inc.	23,200	1,336,320
Southwest Airlines Co.	14,483	782,227
United Airlines Holdings, Inc. (a)	11,700	1,034,397
		3,231,751
Apparel — 0.5%
Capri Holdings Ltd. (a)	2,800	92,848
Hanesbrands, Inc.	8,300	127,156
NIKE, Inc. Class B	28,484	2,675,217
PVH Corp.	1,620	142,933
Ralph Lauren Corp.	2,960	282,591
Tapestry, Inc.	6,220	162,031
Under Armour, Inc. Class C (a)	1,900	34,447
VF Corp.	2,200	195,778
		3,713,001
Auto Manufacturers — 0.4%
Ford Motor Co.	74,313	680,707
General Motors Co.	29,000	1,086,920
PACCAR, Inc.	12,722	890,667
		2,658,294
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	4,800	176,064
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	4,400	353,452

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fastenal Co.	164	$5,358
W.W. Grainger, Inc.	1,072	318,545
		677,355
Home Builders — 0.2%
D.R. Horton, Inc.	4,747	250,214
PulteGroup, Inc.	22,973	839,663
		1,089,877
Home Furnishing — 0.1%
Leggett & Platt, Inc.	86	3,521
Whirlpool Corp.	2,933	464,470
		467,991
Housewares — 0.0%
Newell Brands, Inc.	4,600	86,112
Leisure Time — 0.2%
Harley-Davidson, Inc.	3,302	118,773
Norwegian Cruise Line Holdings Ltd. (a)	16,400	849,028
Royal Caribbean Cruises Ltd.	4,910	531,900
		1,499,701
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	12,700	1,182,497
Marriott International, Inc. Class A	921	114,545
Wynn Resorts Ltd.	8	870
		1,297,912
Retail — 3.1%
Advance Auto Parts, Inc.	1,010	167,054
AutoZone, Inc. (a)	854	926,265
Best Buy Co., Inc.	7,792	537,570
Chipotle Mexican Grill, Inc. (a)	350	294,165
Costco Wholesale Corp.	6,110	1,760,352
Darden Restaurants, Inc.	2,654	313,756
Dollar Tree, Inc. (a)	48	5,480
Foot Locker, Inc.	15,900	686,244
The Gap, Inc.	10,990	190,786
Genuine Parts Co.	3,264	325,062
The Home Depot, Inc.	14,967	3,472,643
Kohl’s Corp.	8,530	423,600
L Brands, Inc.	2,200	43,098
Lowe’s Cos., Inc.	2,095	230,366
Macy’s, Inc.	10,351	160,855
McDonald’s Corp.	210	45,089
Nordstrom, Inc. (b)	10,308	347,070
O’Reilly Automotive, Inc. (a)	1,743	694,603
Ross Stores, Inc.	5,414	594,728
Starbucks Corp.	46,354	4,098,621
Target Corp.	17,286	1,848,046
Tiffany & Co.	802	74,289
The TJX Cos., Inc.	16,412	914,805
Walgreens Boots Alliance, Inc.	10,857	600,501
Walmart, Inc.	19,862	2,357,222
Yum! Brands, Inc.	3,675	416,855
		21,529,125
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,791	331,264
		36,758,447
Consumer, Non-cyclical — 13.4%
Agriculture — 0.7%
Altria Group, Inc.	67,159	2,746,803
Archer-Daniels-Midland Co.	92	3,778
Philip Morris International, Inc.	26,186	1,988,303
		4,738,884
Beverages — 0.8%
Brown-Forman Corp. Class B	15	942
The Coca-Cola Co.	30,030	1,634,833
Constellation Brands, Inc. Class A	542	112,346
Molson Coors Brewing Co. Class B	1,500	86,250
Monster Beverage Corp. (a)	8,400	487,704
PepsiCo, Inc.	24,860	3,408,306
		5,730,381
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a)	2,850	279,129
Amgen, Inc.	18,051	3,493,049
Biogen, Inc. (a)	7,472	1,739,631
Celgene Corp. (a)	25,576	2,539,696
Corteva, Inc. (a)	6	168
Gilead Sciences, Inc.	28,510	1,806,964
Incyte Corp. (a)	2,900	215,267
Regeneron Pharmaceuticals, Inc. (a)	2,090	579,766
Vertex Pharmaceuticals, Inc. (a)	5,240	887,761
		11,541,431
Commercial Services — 1.3%
Automatic Data Processing, Inc.	1,889	304,922
Cintas Corp.	8	2,145
Equifax, Inc.	2	281
Gartner, Inc. (a)	3,590	513,334
Global Payments, Inc.	1,512	240,408
H&R Block, Inc.	40,863	965,184
Moody’s Corp.	5,040	1,032,343
Nielsen Holdings PLC	23,400	497,250
PayPal Holdings, Inc. (a)	18,237	1,889,171
Quanta Services, Inc.	15,813	597,732
Robert Half International, Inc.	5,426	302,011
S&P Global, Inc.	6,358	1,557,583
United Rentals, Inc. (a)	6,170	769,029
Verisk Analytics, Inc.	2,720	430,141
		9,101,534
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	20,806	1,529,449
The Estee Lauder Cos., Inc. Class A	3,620	720,199

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Procter & Gamble Co.	36,949	$4,595,717
		6,845,365
Foods — 0.9%
Campbell Soup Co.	11,724	550,090
Conagra Brands, Inc.	7,774	238,506
General Mills, Inc.	19,062	1,050,698
The Hershey Co.	7,967	1,234,805
Hormel Foods Corp.	3,232	141,335
The J.M. Smucker Co.	845	92,967
Kellogg Co.	28	1,802
The Kraft Heinz Co.	4,958	138,502
The Kroger Co.	24,258	625,371
McCormick & Co., Inc.	2,201	344,016
Mondelez International, Inc. Class A	1,275	70,533
Sysco Corp.	15,134	1,201,640
Tyson Foods, Inc. Class A	5,401	465,242
		6,155,507
Health Care – Products — 1.3%
Abbott Laboratories	19,401	1,623,282
Align Technology, Inc. (a)	1,370	247,860
Baxter International, Inc.	461	40,324
Becton Dickinson and Co.	2	506
Boston Scientific Corp. (a)	12,300	500,487
The Cooper Cos., Inc.	1,240	368,280
Danaher Corp.	2,996	432,712
Dentsply Sirona, Inc.	56	2,985
Edwards Lifesciences Corp. (a)	1,750	384,842
Henry Schein, Inc. (a)	12,900	819,150
IDEXX Laboratories, Inc. (a)	1,830	497,632
Intuitive Surgical, Inc. (a)	1,208	652,235
Medtronic PLC	12,800	1,390,336
ResMed, Inc.	2,160	291,838
Stryker Corp.	2,780	601,314
Thermo Fisher Scientific, Inc.	4,591	1,337,221
Varian Medical Systems, Inc. (a)	7	834
Zimmer Biomet Holdings, Inc.	2,455	336,998
		9,528,836
Health Care – Services — 0.7%
Anthem, Inc.	386	92,679
Centene Corp. (a)	10,920	472,399
DaVita, Inc. (a)	7,630	435,444
HCA Healthcare, Inc.	9,790	1,178,912
Humana, Inc.	524	133,971
Laboratory Corp. of America Holdings (a)	2	336
Quest Diagnostics, Inc.	3,309	354,162
UnitedHealth Group, Inc.	9,464	2,056,716
Universal Health Services, Inc. Class B	50	7,438
		4,732,057
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,915	217,487
Church & Dwight Co., Inc.	3,400	255,816
The Clorox Co.	4,243	644,384
Kimberly-Clark Corp.	7,345	1,043,357
Spectrum Brands Holdings, Inc. (c)	1	49
		2,161,093
Pharmaceuticals — 4.8%
AbbVie, Inc.	46,022	3,484,786
Allergan PLC	1,250	210,362
AmerisourceBergen Corp.	11,307	930,905
Bristol-Myers Squibb Co.	52,967	2,685,957
Cardinal Health, Inc.	19,778	933,324
Cigna Corp. (a)	473	71,797
CVS Health Corp.	36,101	2,276,890
Eli Lilly & Co.	27,264	3,048,933
Johnson & Johnson	62,362	8,068,395
McKesson Corp.	9,735	1,330,385
Merck & Co., Inc.	69,983	5,891,169
Mylan NV (a)	18,547	366,860
Perrigo Co. PLC	1,000	55,890
Pfizer, Inc.	101,341	3,641,182
Zoetis, Inc.	4,890	609,245
		33,606,080
		94,141,168
Energy — 2.3%
Oil & Gas — 2.2%
Apache Corp.	21	538
Cabot Oil & Gas Corp.	14,148	248,580
Chevron Corp.	40,638	4,819,667
Cimarex Energy Co.	13,400	642,396
ConocoPhillips	59,939	3,415,324
Devon Energy Corp.	6,447	155,115
Diamondback Energy, Inc.	2,460	221,179
EOG Resources, Inc.	5,478	406,577
Exxon Mobil Corp.	27,597	1,948,624
Helmerich & Payne, Inc.	60	2,404
Hess Corp.	3,032	183,375
HollyFrontier Corp.	6,700	359,388
Marathon Oil Corp.	7,327	89,902
Marathon Petroleum Corp.	2,100	127,575
Noble Energy, Inc.	56	1,258
Occidental Petroleum Corp.	36,529	1,624,445
Phillips 66	7,939	812,953
Pioneer Natural Resources Co.	1	126
Valero Energy Corp.	3,440	293,226
		15,352,652
Oil & Gas Services — 0.1%
Baker Hughes a GE Co.	31	719
Halliburton Co.	16,867	317,943
National Oilwell Varco, Inc.	1,094	23,193

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	4,531	$154,824
TechnipFMC PLC	8,340	201,328
		698,007
Pipelines — 0.0%
Kinder Morgan, Inc.	238	4,905
The Williams Cos., Inc.	48	1,155
		6,060
		16,056,719
Financial — 11.7%
Banks — 4.2%
Bank of America Corp.	183,398	5,349,720
The Bank of New York Mellon Corp.	5,907	267,055
BB&T Corp.	3,166	168,969
Citigroup, Inc.	67,151	4,638,791
Citizens Financial Group, Inc.	23,200	820,584
Comerica, Inc.	16,921	1,116,617
Fifth Third Bancorp	11,821	323,659
The Goldman Sachs Group, Inc.	7,590	1,572,876
Huntington Bancshares, Inc.	6,800	97,036
JP Morgan Chase & Co.	68,782	8,094,954
KeyCorp	32,764	584,510
M&T Bank Corp.	2,545	402,034
Morgan Stanley	43,997	1,877,352
Northern Trust Corp.	3,459	322,794
The PNC Financial Services Group, Inc.	3,918	549,147
Regions Financial Corp.	26,715	422,631
State Street Corp.	6,576	389,233
SunTrust Banks, Inc.	8,400	577,920
SVB Financial Group (a)	2,100	438,795
US Bancorp	7,602	420,695
Wells Fargo & Co.	21,416	1,080,223
Zions Bancorp NA	2,041	90,865
		29,606,460
Diversified Financial Services — 3.0%
Alliance Data Systems Corp.	1,390	178,101
American Express Co.	5,839	690,637
Ameriprise Financial, Inc.	7,786	1,145,320
BlackRock, Inc.	1,450	646,178
Capital One Financial Corp.	9,452	859,943
The Charles Schwab Corp.	21,112	883,115
Discover Financial Services	17,183	1,393,369
E*TRADE Financial Corp.	23,861	1,042,487
Franklin Resources, Inc.	28,187	813,477
Intercontinental Exchange, Inc.	1,115	102,881
Invesco Ltd.	42,712	723,541
Jefferies Financial Group, Inc.	37	681
Mastercard, Inc. Class A	18,910	5,135,389
Nasdaq, Inc.	45	4,471
Raymond James Financial, Inc.	8,800	725,648
Synchrony Financial	29,000	988,610
T. Rowe Price Group, Inc.	4,706	537,660
Visa, Inc. Class A	31,672	5,447,901
The Western Union Co.	788	18,258
		21,337,667
Insurance — 2.7%
Aflac, Inc.	14,844	776,638
The Allstate Corp.	4,235	460,260
American International Group, Inc.	23,546	1,311,512
Aon PLC	3,445	666,849
Assurant, Inc.	96	12,079
Berkshire Hathaway, Inc. Class B (a)	26,816	5,578,264
Chubb Ltd.	1,208	195,020
Cincinnati Financial Corp.	4,419	515,565
Everest Re Group Ltd.	3,000	798,270
Globe Life, Inc. (a)	3,282	314,284
The Hartford Financial Services Group, Inc.	5,152	312,263
Lincoln National Corp.	17,651	1,064,708
Loews Corp.	14,483	745,585
Marsh & McLennan Cos., Inc.	5,813	581,591
MetLife, Inc.	32,190	1,518,080
Principal Financial Group, Inc.	8,129	464,491
The Progressive Corp.	18,114	1,399,306
Prudential Financial, Inc.	13,537	1,217,653
The Travelers Cos., Inc.	4,097	609,183
Unum Group	10,731	318,925
		18,860,526
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,087	428,692
Real Estate Investment Trusts (REITS) — 1.6%
Alexandria Real Estate Equities, Inc.	2,630	405,125
American Tower Corp.	3,069	678,648
Apartment Investment & Management Co. Class A	82	4,275
AvalonBay Communities, Inc.	2,081	448,102
Boston Properties, Inc.	3,793	491,800
Crown Castle International Corp.	1,450	201,564
Digital Realty Trust, Inc.	280	36,347
Duke Realty Corp.	9,000	305,730
Equinix, Inc.	120	69,216
Equity Residential	8,656	746,667
Essex Property Trust, Inc.	180	58,797
Extra Space Storage, Inc.	4,090	477,794
HCP, Inc.	12,035	428,807
Host Hotels & Resorts, Inc.	43,337	749,297
Iron Mountain, Inc.	48	1,555
Kimco Realty Corp.	47,867	999,463
The Macerich Co.	9,900	312,741
Mid-America Apartment Communities, Inc.	2,190	284,722
Prologis, Inc.	12,838	1,094,054

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Storage	3,103	$761,073
Realty Income Corp.	7,200	552,096
Regency Centers Corp.	3,900	271,011
Simon Property Group, Inc.	7,715	1,200,840
SL Green Realty Corp.	2,790	228,082
Ventas, Inc.	8,425	615,278
Vornado Realty Trust	1,373	87,419
Welltower, Inc.	1,500	135,975
Weyerhaeuser Co.	26	720
		11,647,198
Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	396,363
		82,276,906
Industrial — 4.4%
Aerospace & Defense — 0.9%
Arconic, Inc.	35,808	931,008
The Boeing Co.	3,822	1,454,156
General Dynamics Corp.	602	110,003
L3 Harris Technologies, Inc.	4,751	991,249
Lockheed Martin Corp.	4,470	1,743,568
Northrop Grumman Corp.	348	130,427
Raytheon Co.	3,309	649,193
United Technologies Corp.	2,083	284,371
		6,293,975
Building Materials — 0.1%
Johnson Controls International PLC	2,565	112,578
Masco Corp.	19,425	809,634
Vulcan Materials Co.	5	756
		922,968
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	2,500	229,550
Emerson Electric Co.	69	4,613
		234,163
Electronics — 1.0%
Agilent Technologies, Inc.	4,763	364,989
Allegion PLC	1,633	169,261
Amphenol Corp. Class A	64	6,176
FLIR Systems, Inc.	2,852	149,987
Fortive Corp.	5,878	402,996
Garmin Ltd.	2,100	177,849
Honeywell International, Inc.	19,962	3,377,570
Keysight Technologies, Inc. (a)	4,500	437,625
Mettler-Toledo International, Inc. (a)	760	535,344
PerkinElmer, Inc.	20	1,703
TE Connectivity Ltd.	8,500	792,030
Waters Corp. (a)	1,540	343,774
		6,759,304
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	820	75,030
Environmental Controls — 0.2%
Pentair PLC	2,523	95,370
Republic Services, Inc.	337	29,167
Waste Management, Inc.	9,373	1,077,895
		1,202,432
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,171	183,308
Stanley Black & Decker, Inc.	2,419	349,328
		532,636
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	1,915	241,884
Machinery – Diversified — 0.4%
Cummins, Inc.	5,555	903,632
Dover Corp.	9,773	973,000
Flowserve Corp.	1,870	87,348
Rockwell Automation, Inc.	1,683	277,358
Roper Technologies, Inc.	663	236,426
Xylem, Inc.	55	4,379
		2,482,143
Miscellaneous – Manufacturing — 0.6%
3M Co.	10,242	1,683,785
Eaton Corp. PLC	7,366	612,483
General Electric Co.	86	769
Illinois Tool Works, Inc.	7,115	1,113,426
Ingersoll-Rand PLC	3,630	447,252
Parker-Hannifin Corp.	2,268	409,624
Textron, Inc.	3,372	165,093
		4,432,432
Packaging & Containers — 0.1%
Ball Corp.	4	291
Packaging Corp. of America	5,550	588,855
Sealed Air Corp.	53	2,200
WestRock Co.	7,467	272,172
		863,518
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,300	910,697
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	2,520	213,646
CSX Corp.	19,307	1,337,396
Expeditors International of Washington, Inc.	126	9,360
Norfolk Southern Corp.	7,813	1,403,684
Union Pacific Corp.	11,252	1,822,599
United Parcel Service, Inc. Class B	5,660	678,181
		5,464,866
		30,416,048
Technology — 12.0%
Computers — 4.2%
Accenture PLC Class A	12,730	2,448,615

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	90,857	$20,349,242
Cognizant Technology Solutions Corp. Class A	756	45,560
DXC Technology Co.	7,579	223,581
Fortinet, Inc. (a)	6,600	506,616
Hewlett Packard Enterprise Co.	50,874	771,759
HP, Inc.	44,074	833,880
International Business Machines Corp.	16,440	2,390,705
NetApp, Inc.	8,998	472,485
Seagate Technology PLC	15,600	839,124
Western Digital Corp.	7,147	426,247
		29,307,814
Office & Business Equipment — 0.2%
Xerox Holdings Corp. (a)	38,736	1,158,594
Semiconductors — 2.5%
Analog Devices, Inc.	1,072	119,775
Applied Materials, Inc.	15,639	780,386
Broadcom, Inc.	7,049	1,946,017
Intel Corp.	58,123	2,995,078
KLA Corp.	2,179	347,442
Lam Research Corp.	6,193	1,431,264
Maxim Integrated Products, Inc.	6,600	382,206
Microchip Technology, Inc.	21	1,951
Micron Technology, Inc. (a)	29,817	1,277,659
NVIDIA Corp.	1,906	331,777
QUALCOMM, Inc.	29,200	2,227,376
Skyworks Solutions, Inc.	1,110	87,968
Texas Instruments, Inc.	38,164	4,932,315
Xilinx, Inc.	5,996	575,016
		17,436,230
Software — 5.1%
Activision Blizzard, Inc.	200	10,584
Adobe, Inc. (a)	4,860	1,342,575
Akamai Technologies, Inc. (a)	2,026	185,136
Autodesk, Inc. (a)	2,957	436,749
Broadridge Financial Solutions, Inc.	720	89,590
Cadence Design Systems, Inc. (a)	10,500	693,840
Cerner Corp.	16,000	1,090,720
Citrix Systems, Inc.	4,937	476,519
Electronic Arts, Inc. (a)	3,467	339,142
Fidelity National Information Services, Inc.	1,880	249,589
Fiserv, Inc. (a)	3,352	347,234
Intuit, Inc.	6,190	1,646,169
Microsoft Corp.	165,015	22,942,035
MSCI, Inc.	1,700	370,175
Oracle Corp.	89,757	4,939,328
Paychex, Inc.	5,864	485,363
salesforce.com, Inc. (a)	1,574	233,644
Synopsys, Inc. (a)	2,630	360,967
		36,239,359
		84,141,997
Utilities — 1.9%
Electric — 1.9%
AES Corp.	55,387	905,024
Alliant Energy Corp.	5,400	291,222
Ameren Corp.	4,060	325,003
American Electric Power Co., Inc.	8,085	757,484
CenterPoint Energy, Inc.	4,131	124,674
CMS Energy Corp.	7,903	505,397
Consolidated Edison, Inc.	5,982	565,119
Dominion Energy, Inc.	1,747	141,577
DTE Energy Co.	3,020	401,539
Duke Energy Corp.	15,190	1,456,113
Edison International	426	32,129
Entergy Corp.	4,798	563,093
Evergy, Inc.	5,300	352,768
Eversource Energy	7,112	607,863
Exelon Corp.	22,140	1,069,583
FirstEnergy Corp.	4,480	216,070
NextEra Energy, Inc.	150	34,948
NRG Energy, Inc.	8,000	316,800
Pinnacle West Capital Corp.	1,396	135,510
PPL Corp.	32,718	1,030,290
Public Service Enterprise Group, Inc.	9,924	616,082
Sempra Energy	4,711	695,391
The Southern Co.	19,122	1,181,166
WEC Energy Group, Inc.	4,542	431,944
Xcel Energy, Inc.	11,572	750,907
		13,507,696
Gas — 0.0%
NiSource, Inc.	713	21,333
		13,529,029
TOTAL COMMON STOCK (Cost $318,299,076)		441,816,038
PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	20,000	531,000
TOTAL PREFERRED STOCK (Cost $500,000)		531,000
TOTAL EQUITIES (Cost $318,799,076)		442,347,038

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 35.9%

CORPORATE DEBT — 13.1%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$80,000	$109,954
Agriculture — 0.2%
BAT Capital Corp. 4.758% 9/06/49	110,000	108,004
Bunge Ltd. Finance Corp. 3.250% 8/15/26	262,000	261,999
4.350% 3/15/24	350,000	368,665
Imperial Brands Finance PLC 3.875% 7/26/29 (d)	346,000	348,530
Reynolds American, Inc. 4.450% 6/12/25	245,000	261,305
5.850% 8/15/45	220,000	243,447
		1,591,950
Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (d)	1,379,000	1,379,000
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	27,324	28,040
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	271,346	285,592
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	87,289	90,989
WestJet Airlines Ltd. 3.500% 6/16/21 (d)	117,000	118,980
		1,902,601
Auto Manufacturers — 0.5%
Ford Motor Co. 5.291% 12/08/46	80,000	73,911
Ford Motor Credit Co. LLC 3.336% 3/18/21	400,000	401,868
3.810% 1/09/24	450,000	448,394
4.140% 2/15/23	465,000	472,129
4.375% 8/06/23	475,000	485,259
General Motors Co. 4.200% 10/01/27	215,000	219,089
5.150% 4/01/38	130,000	131,254
General Motors Financial Co., Inc. 3.500% 11/07/24	490,000	495,547
4.150% 6/19/23	582,000	604,885
4.200% 11/06/21	301,000	310,528
		3,642,864
Banks — 1.7%
Associated Banc-Corp. 4.250% 1/15/25	494,000	522,726
Bank of America Corp. 4.183% 11/25/27	255,000	275,277
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	200,000	228,498
4.750% 4/21/45	125,000	150,462
6.110% 1/29/37	220,000	288,144
7.750% 5/14/38	95,000	144,795
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	395,000	409,666
The Bank of Nova Scotia 4.500% 12/16/25	200,000	217,546
3 mo. USD LIBOR + 2.648% 4.650% VRN 12/31/99 (e)	715,000	709,816
Barclays Bank PLC 10.179% 6/12/21 (d)	440,000	492,112
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.548% FRN 5/16/24	345,000	343,260
4.337% 1/10/28	260,000	273,193
Citigroup, Inc. 3.875% 3/26/25	387,000	407,234
8.125% 7/15/39	90,000	147,554
Credit Suisse AG 6.500% 8/08/23 (d)	350,000	389,375
Deutsche Bank AG 3.150% 1/22/21	310,000	309,785
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	495,000	517,520
First Republic Bank 4.375% 8/01/46	935,000	1,038,493
Fulton Financial Corp. 3.600% 3/16/22	230,000	233,359
The Goldman Sachs Group, Inc. 4.250% 10/21/25	100,000	107,010
5.950% 1/15/27	212,000	251,989
6.250% 2/01/41	60,000	82,844
6.750% 10/01/37	200,000	269,977
HSBC Holdings PLC 4.250% 3/14/24	200,000	210,441
3 mo. USD LIBOR + 1.535% 4.583% VRN 6/19/29	230,000	254,742
ING Groep NV 3.550% 4/09/24	290,000	302,963
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	264,774
Morgan Stanley 4.350% 9/08/26	775,000	839,267
5.000% 11/24/25	275,000	308,162
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	350,000	354,659

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SVB Financial Group 3.500% 1/29/25	$400,000	$412,051
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (d)	445,000	445,000
Valley National Bancorp 5.125% 9/27/23	245,000	261,619
Wells Fargo & Co. 5.375% 11/02/43	159,000	199,472
5.606% 1/15/44	110,000	142,367
		11,806,152
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	825,000	984,412
Molson Coors Brewing Co. 4.200% 7/15/46	285,000	287,999
5.000% 5/01/42	60,000	66,266
		1,338,677
Biotechnology — 0.1%
Celgene Corp. 3.450% 11/15/27	290,000	307,255
4.350% 11/15/47	200,000	231,842
		539,097
Building Materials — 0.2%
Standard Industries, Inc. 5.000% 2/15/27 (d)	771,000	798,216
5.375% 11/15/24 (d)	246,000	253,380
5.500% 2/15/23 (d)	178,000	181,560
		1,233,156
Chemicals — 0.4%
DuPont de Nemours, Inc. 5.319% 11/15/38	365,000	445,507
Huntsman International LLC 5.125% 11/15/22	197,000	210,034
Incitec Pivot Finance LLC 6.000% 12/10/19 (d)	185,000	186,172
LYB International Finance BV 5.250% 7/15/43	175,000	199,380
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	117,665
Syngenta Finance NV 3.698% 4/24/20 (d)	410,000	411,362
4.441% 4/24/23 (d)	400,000	418,006
Yara International ASA 4.750% 6/01/28 (d)	745,000	811,658
		2,799,784
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (d)	78,000	106,497
Computers — 0.1%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (d)	616,000	692,741
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	360,000	365,455
		1,058,196
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	730,000	753,674
Aircastle Ltd. 4.400% 9/25/23	190,000	199,865
5.000% 4/01/23	525,000	562,227
Ally Financial, Inc. 4.125% 2/13/22	375,000	383,437
Antares Holdings LP 6.000% 8/15/23 (d)	495,000	512,818
Ares Finance Co. LLC 4.000% 10/08/24 (d)	355,000	349,527
Brookfield Finance, Inc. 4.850% 3/29/29	433,000	490,046
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	200,000	209,304
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	325,000	329,062
Lazard Group LLC 3.625% 3/01/27	184,000	188,890
4.500% 9/19/28	285,000	310,836
Legg Mason, Inc. 5.625% 1/15/44	175,000	195,266
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (d)	250,000	258,700
5.250% 8/15/22 (d)	1,375,000	1,449,112
5.500% 2/15/24 (d)	130,000	140,452
Synchrony Financial 4.375% 3/19/24	115,000	122,030
		6,455,246
Electric — 0.6%
Avangrid, Inc. 3.800% 6/01/29	430,000	461,947
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (d)	155,000	161,726
CMS Energy Corp. 4.700% 3/31/43	115,000	132,025
4.875% 3/01/44	390,000	473,876
Entergy Louisiana LLC 4.950% 1/15/45	165,000	178,432
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	618,545
3.700% 9/01/24	170,000	176,034

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Metropolitan Edison Co. 4.300% 1/15/29 (d)	$328,000	$370,004
Nevada Power Co., Series N, 6.650% 4/01/36	135,000	189,704
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	64,466
Pennsylvania Electric Co. 4.150% 4/15/25 (d)	295,000	312,547
Puget Energy, Inc. 3.650% 5/15/25	350,000	358,242
Southwestern Electric Power Co. 6.200% 3/15/40	180,000	242,218
Xcel Energy, Inc. 6.500% 7/01/36	390,000	539,431
		4,279,197
Electronics — 0.2%
The ADT Security Corp. 6.250% 10/15/21	1,122,000	1,194,930
Arrow Electronics, Inc. 3.875% 1/12/28	145,000	148,640
Ingram Micro, Inc. 5.450% STEP 12/15/24	203,000	210,299
		1,553,869
Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	155,000	157,209
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	174,000	184,436
Kraft Heinz Foods Co. 4.625% 10/01/39 (d)	360,000	361,867
Mars, Inc. 3.950% 4/01/49 (d)	415,000	473,048
		1,176,560
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	250,000	253,753
Gas — 0.1%
NiSource, Inc. 4.800% 2/15/44	135,000	157,329
5.800% 2/01/42	175,000	223,594
		380,923
Health Care – Products — 0.0%
Becton Dickinson and Co. 4.685% 12/15/44	225,000	261,214
Health Care – Services — 0.0%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	165,000	181,989
Humana, Inc. 4.800% 3/15/47	125,000	143,848
		325,837
Home Builders — 0.2%
Lennar Corp. 4.500% 11/15/19	766,000	766,000
4.750% 5/30/25	200,000	213,460
PulteGroup, Inc. 5.000% 1/15/27	300,000	324,000
		1,303,460
Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	528,000	543,523
Insurance — 1.4%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	990,000	1,056,825
American International Group, Inc. 4.200% 4/01/28	360,000	392,724
4.500% 7/16/44	200,000	222,831
4.750% 4/01/48	75,000	87,589
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	625,000	668,412
AmTrust Financial Services, Inc. 6.125% 8/15/23 (b)	495,000	494,159
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	212,361
Athene Holding Ltd. 4.125% 1/12/28	1,255,000	1,290,322
AXA Equitable Holdings, Inc. 4.350% 4/20/28	225,000	239,779
AXIS Specialty Finance LLC 3.900% 7/15/29	155,000	162,115
AXIS Specialty Finance PLC 4.000% 12/06/27	665,000	700,759
Brown & Brown, Inc. 4.200% 9/15/24	246,000	260,291
CNO Financial Group, Inc. 5.250% 5/30/25	590,000	634,132
Enstar Group Ltd. 4.500% 3/10/22	370,000	383,749
Markel Corp. 3.350% 9/17/29	130,000	131,345
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN 12/31/99 (e)	375,000	387,188
Prudential Financial, Inc. 3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	480,000	532,032
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	125,000	134,706
Reinsurance Group of America, Inc. 3.900% 5/15/29	310,000	329,842
USF&G Capital I 8.500% 12/15/45 (d)	150,000	219,720

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	$180,000	$168,884
Willis North America, Inc. 2.950% 9/15/29	180,000	177,163
4.500% 9/15/28	480,000	532,022
XLIT Ltd. 4.450% 3/31/25	483,000	524,539
		9,943,489
Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	325,000	390,459
Investment Companies — 0.4%
Ares Capital Corp. 3.500% 2/10/23	710,000	714,434
BlackRock TCP Capital Corp. 3.900% 8/23/24	850,000	838,980
4.125% 8/11/22	470,000	471,192
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	550,000	564,300
		2,588,906
Iron & Steel — 0.1%
Vale Overseas Ltd. 6.250% 8/10/26	275,000	316,938
6.875% 11/21/36	230,000	291,410
		608,348
Lodging — 0.1%
Las Vegas Sands Corp. 3.900% 8/08/29	205,000	210,268
MGM Resorts International 6.625% 12/15/21	166,000	179,836
		390,104
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	700,000	718,144
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (d)	200,000	208,750
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	273,786
Comcast Corp. 3.400% 7/15/46	220,000	224,976
3.969% 11/01/47	135,000	148,259
4.750% 3/01/44	190,000	230,683
Discovery Communications LLC 3.950% 3/20/28	250,000	259,503
5.000% 9/20/37	160,000	172,000
Grupo Televisa SAB 6.625% 3/18/25	495,000	579,017
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	134,468
		2,231,442
Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	149,000	161,561
Glencore Funding LLC 3.875% 10/27/27 (d)	160,000	162,896
4.625% 4/29/24 (d)	600,000	641,106
Kinross Gold Corp. 4.500% 7/15/27	166,000	174,089
5.125% 9/01/21	650,000	674,375
		1,814,027
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	42,000	42,026
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.125% STEP 9/15/20	135,000	136,013
4.125% STEP 10/01/21	485,000	487,425
		623,438
Oil & Gas — 1.0%
Antero Resources Corp. 5.375% 11/01/21	1,264,000	1,219,760
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	201,288
4.250% 4/15/27	275,000	285,912
6.750% 11/15/39	100,000	122,261
Diamondback Energy, Inc. 4.750% 11/01/24	428,000	438,165
Encana Corp. 6.500% 2/01/38	80,000	96,353
EQT Corp. 3.000% 10/01/22 (b)	340,000	327,302
3.900% 10/01/27 (b)	1,090,000	944,845
Helmerich & Payne, Inc. 4.650% 3/15/25	190,000	205,345
Marathon Petroleum Corp. 4.500% 4/01/48	85,000	88,800
4.750% 9/15/44	100,000	107,471
6.500% 3/01/41	170,000	211,594
Newfield Exploration Co. 5.625% 7/01/24	250,000	275,785
5.750% 1/30/22	417,000	445,149
Occidental Petroleum Corp. 6.450% 9/15/36	250,000	309,273
6.600% 3/15/46	257,000	335,238
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	175,000	180,470

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 5.350% 2/12/28	$190,000	$181,570
6.375% 1/23/45	80,000	74,200
6.500% 3/13/27	60,000	62,340
6.625% 6/15/38	37,000	35,196
Saudi Arabian Oil Co. 4.250% 4/16/39 (d)	495,000	533,628
		6,681,945
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	366,000	335,434
Patterson-UTI Energy, Inc. 3.950% 2/01/28	410,000	412,997
		748,431
Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (d)	715,000	735,732
Pharmaceuticals — 0.6%
AbbVie, Inc. 4.700% 5/14/45	490,000	524,185
Allergan Funding SCS 3.800% 3/15/25	300,000	314,139
Bayer US Finance II LLC 4.400% 7/15/44 (d)	365,000	368,293
CVS Health Corp. 3.000% 8/15/26	130,000	130,644
4.300% 3/25/28	250,000	270,334
5.050% 3/25/48	230,000	261,034
6.125% 9/15/39	175,000	217,159
CVS Pass-Through Trust 5.926% 1/10/34 (d)	255,177	296,824
Express Scripts Holding Co. 4.800% 7/15/46	195,000	218,295
McKesson Corp. 4.883% 3/15/44	60,000	66,273
6.000% 3/01/41	125,000	154,881
Mylan NV 3.950% 6/15/26	495,000	511,490
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	200,000	197,250
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	895,000	818,925
4.100% 10/01/46 (b)	75,000	47,062
		4,396,788
Pipelines — 0.9%
Energy Transfer Operating LP 4.200% 4/15/27	440,000	463,545
5.875% 1/15/24	200,000	222,332
6.125% 12/15/45	200,000	234,638
3 mo. USD LIBOR + 4.028% 6.250% VRN 12/31/99 (e)	540,000	500,850
7.500% 10/15/20	235,000	246,961
EnLink Midstream Partners LP 4.150% 6/01/25	621,000	575,977
4.850% 7/15/26	149,000	141,550
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	225,000	223,079
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	195,000	188,181
EQM Midstream Partners LP 4.750% 7/15/23	500,000	501,542
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	79,681
6.500% 2/01/37	120,000	149,046
6.550% 9/15/40	90,000	111,594
6.950% 1/15/38	10,000	13,054
MPLX LP 4.500% 4/15/38	195,000	202,130
6.250% 10/15/22 (d)	97,000	99,429
3 mo. USD LIBOR + 4.652% 6.875% VRN 12/31/99 (e)	300,000	299,640
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN 12/31/99 (e)	585,000	551,047
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	268,000	284,190
4.700% 6/15/44	100,000	97,618
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	230,000	238,090
5.300% 4/01/44	75,000	79,228
Western Gas Partners LP 4.000% 7/01/22	781,000	790,437
Western Midstream Operating LP 4.500% 3/01/28	105,000	101,388
		6,395,227
Private Equity — 0.1%
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (d)	245,000	242,640
Hercules Capital, Inc. 4.625% 10/23/22	470,000	470,089
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (d)	280,000	295,084
		1,007,813
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	185,000	182,322
American Tower Trust #1 3.652% 3/15/48 (d)	310,000	333,403

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Crown Castle International Corp. 5.200% 2/15/49	$146,000	$180,356
Healthcare Trust of America Holdings LP 3.500% 8/01/26	495,000	510,198
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	258,032
Mid-America Apartments LP 3.600% 6/01/27	155,000	163,951
SBA Tower Trust 2.836% 1/15/50 (d)	1,300,000	1,301,669
2.877% 7/15/46 (d)	200,000	200,676
3.156% 10/10/45 (d)	210,000	210,225
3.168% 4/09/47 (d)	260,000	262,524
Spirit Realty LP 3.200% 1/15/27	325,000	322,525
4.000% 7/15/29	185,000	193,577
STORE Capital Corp. 4.625% 3/15/29	250,000	274,904
Tanger Properties LP 3.875% 12/01/23	322,000	331,521
UDR, Inc. 3.200% 1/15/30	180,000	185,371
VEREIT Operating Partnership LP 4.625% 11/01/25	460,000	502,143
Weingarten Realty Investors 3.250% 8/15/26	85,000	85,475
		5,498,872
Retail — 0.2%
Dollar Tree, Inc. 4.000% 5/15/25	375,000	397,340
4.200% 5/15/28	320,000	343,848
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (d)	445,000	455,573
The Home Depot, Inc. 5.950% 4/01/41	150,000	214,737
		1,411,498
Semiconductors — 0.0%
Microchip Technology, Inc. 3.922% 6/01/21	165,000	168,527
Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	530,000	669,321
Telecommunications — 0.2%
AT&T, Inc. 4.750% 5/15/46	600,000	665,380
5.250% 3/01/37	95,000	111,807
6.250% 3/29/41	25,000	31,580
Cisco Systems, Inc. 5.500% 1/15/40	55,000	76,044
Crown Castle Towers LLC 4.241% 7/15/48 (d)	250,000	275,023
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	197,446
Verizon Communications, Inc. 6.550% 9/15/43	149,000	219,455
		1,576,735
Transportation — 0.1%
Autoridad del Canal de Panama 4.950% 7/29/35 (d)	210,000	241,082
CSX Corp. 4.750% 11/15/48	155,000	186,887
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (d)	105,000	107,026
		534,995
Trucking & Leasing — 0.0%
DAE Funding LLC 4.000% 8/01/20 (d)	173,000	174,081

TOTAL CORPORATE DEBT (Cost $87,008,960)		92,012,858

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	391,599
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	343,047
State of California BAB 7.550% 4/01/39	475,000	785,868
7.600% 11/01/40	105,000	177,632
		1,698,146
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,455,225)		1,698,146
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (d)	184,000	188,810
Series 2019-1A, Class C, 4.530% 3/20/23 (d)	305,000	309,843
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (d)	1,240,000	1,270,278
Series 2018-1A, Class B, 3.600% 2/25/24 (d)	650,000	667,294
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (d)	424,000	444,435
		2,880,660

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 1.4%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (d) (f)	$710,000	$777,726
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.378% FRN 9/15/34 (d)	130,000	129,887
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (f)	150,000	165,433
Series 2019-BN16, Class AS, 4.267% 2/15/52	176,250	197,651
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (f)	136,855	153,840
Series 2018-BN14, Class C, 4.750% VRN 9/15/60 (f)	210,000	230,854
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (d) (f)	350,000	385,052
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (d) (f)	280,000	303,560
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (d) (f)	210,000	222,735
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.278% FRN 7/15/35 (d)	970,000	970,006
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.528% FRN 7/15/35 (d)	850,000	850,263
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 2.928% FRN 11/15/35 (d)	196,320	196,197
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.728% FRN 11/15/35 (d)	329,817	330,640
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 3.778% FRN 12/15/37 (d)	224,629	225,749
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C 3.502% 8/10/56	241,000	247,358
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (d)	195,000	188,521
Series 2015-CR23, Class C, 4.392% VRN 5/10/48 (f)	140,000	145,703
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (f)	290,000	308,585
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (d) (f)	110,000	114,283
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.825% VRN 7/10/38 (f)	79,756	80,421
GS Mortgage Securities Corp., Series 2012-GC6, Class AS 4.948% 1/10/45 (d)	100,000	105,409
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS 3.056% 8/15/49	490,000	502,012
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B 3.898% 2/15/48	500,000	523,927
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.828% FRN 5/15/36 (d)	326,000	326,009
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	500,000	564,385
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (f)	120,000	134,869
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (d) (f)	250,000	255,055
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.208% FRN 10/15/37 (d)	90,000	89,999
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (f)	6,984	7,013
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (f)	74,143	74,446
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class AS, 4.244% 3/15/52	291,000	327,293
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (f)	240,000	270,669
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	68,365
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	198,486
		9,672,401
Other ABS — 5.1%
321 Henderson Receivables LLC Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230% 2.258% FRN 11/15/40 (d)	49,477	48,354

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-1A, Class A, 3.260% 9/15/72 (d)	$44,804	$47,172
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (d)	507,153	508,073
Series 2017-1A, Class A, 3.967% 5/16/42 (d)	678,782	686,900
Series 2018-2A, Class A, 4.454% 11/18/38 (d)	314,243	322,355
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (d)	385,347	399,915
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (d)	308,000	331,768
Ascentium Equipment Receivables Trust Series 2018-2A, Class D, 4.150% 7/10/24 (d)	488,000	501,456
Series 2019-1A, Class E, 4.310% 4/12/27 (d)	295,000	303,444
Assurant CLO III Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250% 4.528% FRN 10/20/31 (d)	310,000	308,488
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280% 3.412% FRN 11/27/31 (d)	960,000	959,490
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 4.009% FRN 1/23/31 (d)	250,000	248,799
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090% 3.368% FRN 4/20/31 (d)	260,000	258,202
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% 4.086% FRN 7/15/32 (d)	500,000	499,935
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (d)	103,439	104,507
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (d)	261,000	267,154
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (d)	153,835	155,791
Series 2017-1A, Class A2, 4.180% 4/15/47 (d)	132,766	135,748
Carlyle Global Market Strategies CLO Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 4.078% FRN 1/20/31 (d)	720,000	717,534
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (d)	704,548	721,180
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (d)	2,353	2,351
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 3.483% FRN 11/16/30 (d)	340,000	339,701
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200% 3.478% FRN 10/20/30 (d)	480,000	479,993
CLI Funding VI LLC, Series 2019-1A, Class A 3.710% 5/18/44 (d)	411,446	414,476
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.478% FRN 9/25/34	5,627	5,356
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 3.539% FRN 10/23/31 (d)	250,000	249,870
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (d)	138,889	139,097
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (d)	417,953	426,976
Series 2019-1A, Class A23, 4.352% 5/20/49 (d)	378,053	400,252
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (d)	768,160	770,038
Series 2016-1, Class A, 3.080% 11/20/28 (d)	185,519	186,344
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (d)	306,125	319,502
Series 2017-1A, Class A23, 4.118% 7/25/47 (d)	107,800	113,810
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	522,450	546,272
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 4.053% FRN 10/15/30 (d)	700,000	696,767
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.995% FRN 4/20/31 (d)	450,000	450,329
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (d)	127,270	128,192

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 3.743% FRN 1/25/35	$420,000	$424,752
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1% 3.278% FRN 4/20/31 (d)	500,000	495,056
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (d)	120,833	120,577
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (d)	298,060	305,482
Series 2017-2A, Class A, 3.260% 10/15/53 (d)	365,162	373,010
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	223,290	232,375
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (d) (f)	430,946	454,742
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	220,444	230,900
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (d)	151,917	154,376
Series 2017-3A, Class A1, 3.190% 9/20/48 (d)	187,424	191,297
Series 2016-4A, Class A1, 3.570% 9/20/47 (d)	160,758	165,345
Series 2018-1A, Class A2, 4.670% 9/20/48 (d)	357,148	377,291
Highbridge Loan Management Ltd. Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 4.150% FRN 7/18/31 (d)	250,000	241,039
Series 13A-18, Class C, 4.586% 10/15/30 (d)	350,000	344,447
Hilton Grand Vacations Trust, Series 2018-AA, Class C 4.000% 2/25/32 (d)	159,318	165,019
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A 3.721% 7/15/39 (d)	328,731	329,989
J.G. Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (d)	289,406	317,286
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B 5.430% 8/15/62 (d)	1,100,000	1,247,393
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (d)	357,657	366,351
KKR Financial CLO Ltd. Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 3.991% FRN 4/20/32 (d)	300,000	300,124
Series 26, Class B1, 3 mo. USD LIBOR + 2.050% 4.230% FRN 7/15/32 (d)	250,000	249,983
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000% 4.025% FRN 6/15/36 (d)	210,000	211,591
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (d)	280,000	283,307
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 4.500% FRN 10/18/30 (d)	550,000	544,620
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 3.903% FRN 7/15/30 (d)	430,000	425,408
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 3 mo. USD LIBOR + 1.700% 3.959% FRN 1/23/31 (d)	250,000	247,972
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3 mo. USD LIBOR + 1.180% 3.480% FRN 12/18/30 (d)	1,000,000	995,059
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (d)	750,000	751,150
Marlette Funding Trust, Series 2017-2A, Class B 3.190% 7/15/24 (d)	43,381	43,407
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (d)	117,407	119,921
Series 2017-1A, Class A, 4.450% 6/20/42 (d)	53,574	55,927
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 3.528% FRN 10/20/30 (d)	300,000	299,736
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (d)	380,000	403,333
OHA Credit Funding 4 Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.000% FRN 10/22/32 (c) (d)	250,000	250,000
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 1.000% FRN 10/22/32 (c) (d)	250,000	250,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 4.428% FRN 1/20/32 (d)	$300,000	$293,460
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (d)	1,810,000	1,810,451
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (d)	18,398	18,365
Series 2016-A, Class B, 2.910% 3/08/29 (d)	96,053	95,099
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (d)	105,800	106,469
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650% 3.802% FRN 5/21/29 (d)	500,000	499,988
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (d)	352,589	363,372
Sierra Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (d)	15,961	16,036
Series 2018-2A, Class C, 3.940% 6/20/35 (d)	154,740	157,256
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 4.424% FRN 8/18/31 (d)	290,000	280,255
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (d)	255,076	277,134
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (d)	64,163	64,786
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (d)	115,172	125,910
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (d)	339,859	373,628
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (d)	238,200	253,347
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	801,550	853,050
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (d)	310,110	319,687
Textainer Marine Containers V Ltd., Series 2017-2A, Class A 3.520% 6/20/42 (d)	450,179	455,444
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (d)	117,933	119,968
Trinity Rail Leasing LP Series 2019-1A, Class A, 3.820% 4/17/49 (d)	868,612	901,951
Series 2018-1A, Class A2, 4.620% 6/17/48 (d)	410,000	440,258
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (d)	140,000	144,453
Triton Container Finance VI LLC Series 2017-1A, Class A, 3.520% 6/20/42 (d)	132,201	131,850
Series 2018-2A, Class A, 4.190% 6/22/43 (d)	411,250	424,862
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 3.978% FRN 10/20/31 (d)	300,000	295,662
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (d)	148,806	148,344
Wave 2017-1 LLC, Series 2017-1A, Class A 3.844% 11/15/42 (d)	582,712	586,393
Wave USA, Series 2019-1A, Class A 3.597% 9/15/44 (c) (d)	950,000	949,958
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (d)	59,493	59,080
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (d)	408,000	413,124
		36,143,496
Student Loans ABS — 4.1%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.118% FRN 12/27/44 (d)	393,423	393,422
AccessLex Institute Series 2004-A, Class A3, 28 day ARS, 1.699% FRN 7/01/39	250,000	246,375
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.200% FRN 7/01/38	30,355	30,010
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210% 2.329% FRN 6/15/43	689,756	653,989
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (d)	531,000	539,098

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class C, 4.460% 12/28/48 (d)	$270,000	$274,374
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	130,000	102,969
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.918% FRN 10/25/44 (d)	317,401	320,505
Earnest Student Loan Program LLC Series 2016-D, Class A2, 2.720% 1/25/41 (d)	122,739	122,944
Series 2016-B, Class A2, 3.020% 5/25/34 (d)	87,769	88,242
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 2.818% FRN 9/25/68 (d)	477,795	477,370
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.218% FRN 12/27/66 (d)	311,346	314,484
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.368% FRN 7/26/66 (d)	435,575	438,716
EdLinc Student Loan Funding Trust Series 2017-A, Class A, PRIME — 1.150% 4.350% FRN 12/01/47 (d)	403,152	401,542
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.258% FRN 11/26/40 (d)	270,000	317,727
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.582% FRN 8/25/42	130,634	119,763
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.082% FRN 2/25/42	115,241	115,107
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (d)	120,365	122,821
Series 2018-B, Class BFX, 3.720% 5/26/43 (d)	108,423	111,047
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + 0.72% 2.748% FRN 12/15/59 (d)	150,000	149,479
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (d)	253,000	262,833
Series 2019-A, Class B, 3.900% 1/15/43 (d)	284,000	307,380
Series 2018-CA, Class B, 4.220% 6/16/42 (d)	250,000	256,825
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.718% FRN 2/25/70 (d)	389,866	385,355
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 2.768% FRN 3/25/67 (d)	550,000	549,821
Series 2017-5A, Class A, 1 mo. USD LIBOR + .800% 2.818% FRN 7/26/66 (d)	366,323	364,936
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 2.818% FRN 3/25/67 (d)	750,000	746,778
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 2.918% FRN 12/27/67 (d)	850,000	849,999
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.268% FRN 6/25/65 (d)	363,296	366,961
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.318% FRN 3/25/66 (d)	1,100,000	1,118,965
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 3.318% FRN 6/27/67 (d)	750,000	741,650
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/48	220,000	215,648
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 7/26/49	155,000	154,538
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 10/25/58	150,000	151,046
Series 2019-BA, Class B, 4.040% 12/15/59 (d)	750,000	800,605
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (d)	96,119	97,211
Nelnet Student Loan Trust Series 2005-4, Class A4R2, 28 day ARS 2.089% FRN 3/22/32	200,000	189,471
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.259% FRN 3/23/37	236,024	232,794
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.356% FRN 6/25/41	149,481	138,459
Series 2019-5, Class A, 2.530% 10/25/67 (d)	1,600,000	1,604,791
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 2.648% FRN 1/25/37 (d)	139,254	138,246

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A2, 1 mo. USD LIBOR + .760% 2.778% FRN 5/25/66 (d)	$650,000	$642,982
Series 2018-3A, Class A3, 2.832% 9/27/66 (d)	600,000	595,890
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/54 (d)	150,000	147,304
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.076% FRN 7/25/36	250,000	247,510
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 2.968% FRN 11/25/65 (d)	356,974	357,873
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.279% FRN 3/15/55	1,550,000	1,462,833
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	1,799	881,579
Series 2002-7, Class A11, 28 day ARS 1.836% FRN 3/15/28	60,000	60,000
Series 2002-7, Class A10, 28 day ARS 1.916% FRN 3/15/28	129,000	129,000
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.426% FRN 4/25/40	157,699	145,938
Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.446% FRN 1/25/41	493,388	474,843
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.456% FRN 7/25/55	262,263	245,517
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.486% FRN 10/25/40	336,493	313,490
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.496% FRN 3/25/44	301,536	283,575
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.566% FRN 1/25/44	365,054	341,067
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 2.776% FRN 7/25/39	323,227	306,090
Series 2003-5, Class A9, 28 day ARS 3.434% FRN 6/15/30	350,000	350,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.550% FRN 12/15/39	550,000	549,389
SMB Private Education Loan Trust Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.898% FRN 7/15/36 (d)	126,000	125,497
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 3.028% FRN 6/15/37 (d)	1,200,000	1,201,481
Series 2017-A, Class B, 3.500% 6/17/41 (d)	300,000	313,482
Series 2017-B, Class B, 3.500% 12/16/41 (d)	150,000	157,078
Series 2018-C, Class B, 4.000% 11/17/42 (d)	300,000	322,707
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (d)	100	87,500
Series 2017-D, Class R1, 0.010% 9/25/40 (d)	1,000,000	542,700
Series 2018-A, Class R1, 0.010% 2/25/42 (d)	1,000,000	782,400
Series 2018-D, Class R1, 0.010% 2/25/48 (d)	968,900	334,270
Series 2019-A, Class R1, 0.010% 6/15/48 (d)	1,661,200	498,360
Series 2019-C, Class BFX, 3.050% 11/16/48 (d)	646,000	647,233
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.218% FRN 6/25/33 (d)	90,210	90,985
Series 2017-D, Class BFX, 3.610% 9/25/40 (d)	500,000	536,569
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.100% FRN 1/03/33	290,000	292,705
Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.326% FRN 10/27/36	170,000	171,110
		28,703,253
WL Collateral CMO — 0.5%
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	4,100	3,948
Series 2004-2, Class 1A1, 4.612% VRN 2/25/34 (f)	19,161	18,053
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (d) (f)	278,704	278,939
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (d) (f)	79,630	79,954
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (d) (f)	275,073	279,509

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.308% VRN 8/25/34 (f)	$5,839	$5,826
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.086% VRN 8/25/34 (f)	40,093	39,006
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (f)	435,733	435,083
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	1,997	1,931
Series 2003-A4, Class IA, 4.764% VRN 7/25/33 (f)	2,112	2,057
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 4.471% 2/25/23 (d)	200,000	200,119
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (d) (f)	567,099	573,863
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (d) (f)	440,399	450,320
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (d) (f)	268,005	280,649
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (d) (f)	94,349	97,022
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.266% VRN 3/25/34 (f)	21,295	20,810
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.846% FRN 4/25/44	53,101	52,446
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (d) (f)	362,608	368,132
		3,187,667
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,047,681)		80,587,477
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	807,556
Mexico Government International Bond 4.750% 3/08/44	824,000	891,980
6.750% 9/27/34	160,000	215,200
		1,914,736
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,630,907)		1,914,736
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.5%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	166,832	186,657
Series 2693, Class Z, 5.500% 10/15/33	298,681	325,918
		512,575
Pass-Through Securities — 9.3%
Federal Home Loan Mortgage Corp. Pool #SB8013 2.500% 9/01/34	1,611,676	1,625,870
Pool #C55867 7.500% 2/01/30	32,306	36,093
Pool #C01079 7.500% 10/01/30	4,240	4,935
Pool #C01135 7.500% 2/01/31	17,744	20,586
Pool #C00470 8.000% 8/01/26	11,440	12,855
Pool #G00924 8.000% 3/01/28	10,526	11,803
Federal National Mortgage Association Pool #MA3797 2.500% 10/01/34 (c)	3,025,000	3,051,640
Pool #AS1304 3.500% 12/01/28	194,035	202,150
Pool #AV1897 3.500% 12/01/28	31,662	32,986
Pool #AV2325 3.500% 12/01/28	103,215	107,532
Pool #BF0196 3.500% 2/01/41	250,825	263,146
Pool #MA1356 3.500% 2/01/43	1,420,388	1,487,941
Pool #CA1073 3.500% 1/01/48	2,962,341	3,062,497
Pool #BJ0686 4.000% 4/01/48	728,333	760,329
Pool #CA1951 4.000% 7/01/48	652,761	682,253
Pool #CA2039 4.000% 7/01/48	797,945	831,004
Pool #BN5342 4.000% 3/01/49	6,727,562	6,976,855
Pool #MA3638 4.000% 4/01/49	2,284,138	2,369,313
Pool #725692 1 year CMT + 2.137% 4.473% FRN 10/01/33	27,019	28,446
Pool #CA1909 4.500% 6/01/48	1,766,828	1,869,759
Pool #CA1952 4.500% 6/01/48	454,080	480,817
Pool #BK7877 4.500% 7/01/48	276,984	293,293
Pool #MA3522 4.500% 11/01/48	1,205,863	1,271,686
Pool #MA3537 4.500% 12/01/48	1,165,629	1,228,163
Pool #MA3564 4.500% 1/01/49	1,142,056	1,201,897
Pool #BN5241 4.500% 2/01/49	4,740,410	4,987,317
Pool #MA3639 4.500% 4/01/49	2,218,931	2,335,199
Pool #888586 1 year CMT + 2.197% 4.548% FRN 10/01/34	55,396	58,323
Pool #AD6437 5.000% 6/01/40	71,512	78,593
Pool #AD6996 5.000% 7/01/40	473,872	520,793
Pool #AL8173 5.000% 2/01/44	184,501	201,674
Pool #564594 7.000% 1/01/31	9,169	10,393
Pool #572844 7.000% 4/01/31	21,030	24,255
Pool #253795 7.000% 5/01/31	36,951	42,319
Pool #499386 7.500% 9/01/29	1,095	1,266
Pool #521006 7.500% 12/01/29	421	488
Pool #522769 7.500% 12/01/29	59	68
Pool #252981 7.500% 1/01/30	5,779	6,680

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #531196 7.500% 2/01/30	$798	$916
Pool #524317 7.500% 3/01/30	966	1,121
Pool #530520 7.500% 3/01/30	9,912	11,358
Pool #253183 7.500% 4/01/30	2,252	2,600
Pool #253265 7.500% 5/01/30	1,208	1,385
Pool #536949 8.000% 5/01/30	1,334	1,557
Pool #535351 8.000% 6/01/30	2,244	2,597
Pool #253481 8.000% 10/01/30	1,558	1,809
Pool #190317 8.000% 8/01/31	652	755
Pool #596656 8.000% 8/01/31	138	139
Pool #602008 8.000% 8/01/31	2,167	2,510
Government National Mortgage Association Pool #337539 7.000% 7/15/23	273	289
Pool #363066 7.000% 8/15/23	2,793	2,960
Pool #354674 7.000% 10/15/23	2,461	2,611
Pool #362651 7.000% 10/15/23	565	568
Pool #352021 7.000% 11/15/23	1,448	1,536
Government National Mortgage Association II TBA Pool #1635 3.500% 10/01/48 (c)	15,715,000	16,280,985
Pool #1367 4.000% 10/01/48 (c)	8,625,000	8,968,653
Uniform Mortgage-Backed Securities TBA Pool #7180 3.000% 8/01/33 (c)	1,275,000	1,303,090
Pool #21133 4.500% 10/01/48 (c)	2,600,000	2,737,516
		65,506,172
Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.05% 4.350% FRN 7/25/49 (d)	389,000	388,999
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 4.468% FRN 7/25/31 (d)	540,000	543,535
		932,534
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $66,557,153)		66,951,281
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Bond 2.500% 5/15/46 (g)	880,000	947,685
3.500% 2/15/39 (g)	750,000	939,404
U.S. Treasury Note 1.500% 8/15/22	5,000,000	4,988,672
2.250% 8/15/49	500,000	514,316
2.875% 8/15/28	1,400,000	1,539,481
		8,929,558
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,615,294)		8,929,558
TOTAL BONDS & NOTES (Cost $244,315,220)		252,094,056
TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,387,590)		1,341,127

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (h)	3,548,882	3,548,882
TOTAL MUTUAL FUNDS (Cost $3,548,882)		3,548,882
TOTAL LONG-TERM INVESTMENTS (Cost $568,050,768)		699,331,103

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Commercial Paper — 4.3%
AT&T, Inc. 2.377% 11/12/19 (d)	$2,000,000	1,994,556
2.398% 11/12/19 (d)	1,000,000	997,278
BAT International Finance PLC 2.350% 11/08/19 (d)	1,000,000	997,534
Dowdupont, Inc. 2.468% 10/21/19 (d)	1,000,000	998,704
EI Dupont 2.350% 10/07/19 (d)	3,000,000	2,998,647
Entergy Corp. 2.480% 10/28/19 (d)	1,000,000	998,122
2.496% 10/02/19 (d)	2,000,000	1,999,762
ERAC USA Finance LLC 2.317% 10/03/19 (d)	2,500,000	2,499,501
FMC Tech, Inc. 2.290% 10/29/19 (d)	1,000,000	998,173
2.393% 11/21/19 (d)	1,500,000	1,495,049

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 2.278% 1/02/20	$1,000,000	$994,013
2.334% 2/20/20	2,000,000	1,981,712
Mondelez International, Inc. 2.320% 10/17/19 (d)	3,000,000	2,996,802
Parker-Hannifin Corp. 2.292% 11/07/19 (d)	2,000,000	1,995,349
Reckitt Benckiser Treasury Services PLC 2.492% 3/13/20 (d)	2,000,000	1,979,879
2.526% 4/01/20 (d)	1,000,000	988,878
Telus Corp. 2.400% 11/22/19 (d)	1,000,000	996,636
VW Credit, Inc. 2.314% 11/21/19 (d)	2,500,000	2,491,749
		30,402,344
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (i)	6,418,281	6,418,281
TOTAL SHORT-TERM INVESTMENTS (Cost $36,818,796)		36,820,625
TOTAL INVESTMENTS — 104.9% (Cost $604,869,564) (j)		736,151,728
Other Assets/(Liabilities) — (4.9)%		(34,477,045)
NET ASSETS — 100.0%		$701,674,683

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
REIT	Real Estate Investment Trust
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $3,471,533 or 0.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $114,979,153 or 16.39% of net assets.
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2019.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	Maturity value of $6,418,450. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $6,551,416.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	2,650,000	$246,629	$132,480	$114,149
10 Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	2,995,000	305,869	143,760	162,109
									552,498	276,240	276,258

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10 Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	10,790,000	$391,978	$539,425	$(147,447)
10 Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,940,000	396,651	571,926	(175,275)
									788,629	1,111,351	(322,722)
									$1,341,127	$1,387,591	$(46,464)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	12/19/19	19	$2,736,954	$(31,328)
U.S. Treasury Ultra Bond	12/19/19	106	20,756,467	(414,404)
S&P 500 E Mini Index	12/20/19	34	5,102,720	(39,270)
U.S. Treasury Note 2 Year	12/31/19	63	13,607,981	(31,481)
U.S. Treasury Note 5 Year	12/31/19	82	9,822,962	(52,790)
				$(569,273)
Short
90 Day Eurodollar	12/16/19	4	$(973,437)	$(6,963)
U.S. Treasury Long Bond	12/19/19	52	(8,543,674)	103,424
90 Day Eurodollar	3/16/20	3	(730,640)	(6,835)
90 Day Eurodollar	6/15/20	3	(731,070)	(7,266)
90 Day Eurodollar	9/14/20	3	(731,391)	(7,547)
90 Day Eurodollar	12/14/20	2	(487,568)	(5,057)
90 Day Eurodollar	3/15/21	2	(487,743)	(5,282)
90 Day Eurodollar	9/13/21	4	(975,637)	(10,663)
90 Day Eurodollar	3/14/22	4	(975,337)	(10,863)
90 Day Eurodollar	9/19/22	3	(731,203)	(8,222)
90 Day Eurodollar	3/13/23	3	(730,753)	(8,447)
90 Day Eurodollar	12/18/23	4	(973,437)	(11,613)
90 Day Eurodollar	12/16/24	10	(2,430,592)	(29,783)
				$(15,117)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.5%

BANK LOANS — 2.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. LIBOR + 3.500% 5.544% VRN 8/21/26	$60,000	$60,128
Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan F, 1 mo. LIBOR + 2.500% 4.544% VRN 6/09/23	172,175	171,607
Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000% 4.028% VRN 12/14/23	206,965	206,743
WestJet Airlines Ltd., Term Loan B, 0.000% 8/06/26 (a)	95,000	95,654
		302,397
Biotechnology — 0.0%
Aldevron LLC, 2019 Term Loan B, 0.000% VRN 9/19/26 (a)	130,000	130,325
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3 mo. LIBOR + 1.750% 3.854% VRN 6/01/24	318,050	317,999
Commercial Services — 0.1%
Allied Universal Holdco LLC 2019 Delayed Draw Term Loan, 2.125% 7/10/26 (b)	9,910	9,915
2019 Term Loan B, 3 mo. LIBOR + 4.250% 6.507% VRN 7/10/26	100,090	100,137
Concentra, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 2.500% 4.540% VRN 6/01/22	105,675	106,203
Garda World Security Corp., 2017 Term Loan B, 3 mo. LIBOR + 3.500% 7.500% VRN 5/24/24	124,681	124,661
Trans Union LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.044% VRN 4/10/23	197,961	198,511
		539,427
Computers — 0.1%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.000% 4.050% VRN 9/19/25	205,097	205,995
Tempo Acquisition LLC, Term Loan, 1 mo. LIBOR + 3.000% 5.044% VRN 5/01/24	148,503	148,937
		354,932
Distribution & Wholesale — 0.2%
HD Supply, Inc., Term Loan B5, 1 mo. LIBOR + 1.750% 3.794% VRN 10/17/23	323,367	324,311
IAA, Inc., Term Loan B, 1 mo. LIBOR + 2.250% 4.313% VRN 6/28/26	310,275	311,439
		635,750
Electric — 0.1%
Calpine Corporation, Term Loan B9, 3 mo. LIBOR + 2.750% 4.860% VRN 4/05/26	315,463	316,056
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. LIBOR + 2.000% 4.025% VRN 12/31/25	207,131	207,677
		523,733
Entertainment — 0.1%
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 5.044% VRN 3/08/24	314,951	314,819
Environmental Controls — 0.1%
Filtration Group Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 5.044% VRN 3/29/25	203,532	203,931
Financial Services — 0.0%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 5.044% VRN 6/15/25	126,663	126,135
Foods — 0.1%
JBS USA Lux S.A., 2019 Term Loan B, 1 mo. LIBOR + 2.500% 4.544% VRN 5/01/26	204,824	205,678
US Foods, Inc., 2019 Term Loan B, 0.000% 9/13/26 (a)	80,000	80,251
		285,929
Health Care – Services — 0.2%
Catalent Pharma Solutions, Inc., Term Loan B2, 1 mo. LIBOR + 2.250% 4.294% VRN 5/18/26	99,749	99,968
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 5.813% VRN 7/02/25	210,096	211,146
HCA, Inc., Term Loan B11, 1 mo. LIBOR + 1.750% 3.794% VRN 3/17/23	99,747	99,984
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 0.000% VRN 8/18/22 (a)	99,740	99,773

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Select Medical Corporation, 2017 Term Loan B, 3 mo. LIBOR + 2.500% 4.540% VRN 3/06/25	$211,285	$211,549
Syneos Health, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.044% VRN 8/01/24	286,687	287,524
		1,009,944
Insurance — 0.1%
Acrisure, LLC, 2017 Term Loan B, 3 mo. LIBOR + 4.250% 6.354% VRN 11/22/23	124,682	123,903
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 0.000% 10/22/24 (a)	154,553	153,707
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 6.044% VRN 9/03/26	34,913	34,939
		312,549
Investment Companies — 0.1%
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.000% 4.044% VRN 3/27/23	312,712	314,276
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250% 5.300% VRN 4/29/26	74,807	74,943
		389,219
Lodging — 0.0%
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 3.768% VRN 6/22/26	100,000	100,567
Media — 0.2%
CSC Holdings, LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.000% 5.028% VRN 4/15/27	374,062	374,062
E.W. Scripps Co. (The), Incremental Term Loan B1, 1 mo. LIBOR + 2.750% 4.794% VRN 5/01/26	310,153	310,153
Gray Television, Inc., 2018 Term Loan C, 3 mo. LIBOR + 2.500% 4.832% VRN 1/02/26	212,193	212,754
		896,969
Packaging & Containers — 0.1%
Berry Global, Inc., USD Term Loan U, 2 mo. LIBOR + 2.500% 4.549% VRN 7/01/26	315,833	317,217
Real Estate Investment Trusts (REITS) — 0.1%
ESH Hospitality, Inc., 2019 Term Loan B, 0.000% 6/12/26 (a)	51,152	51,352
Iron Mountain, Inc., 2018 Term Loan B, 1 mo. LIBOR + 1.750% 3.794% VRN 1/02/26	64,835	64,187
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 4.046% VRN 12/20/24	205,923	206,352
		321,891
Software — 0.3%
Ascend Learning, LLC, 2017 Term Loan B, 0.000% 7/12/24 (a)	104,733	104,241
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 4.544% VRN 3/01/24	207,917	206,826
DigiCert Holdings, Inc., 2019 Term Loan B, 0.000% 8/31/26 (a)	80,000	79,700
Informatica LLC, 2018 USD Term Loan, 0.000% 8/05/22 (a)	69,822	70,084
IQVIA, Inc., 2017 USD Term Loan B2, 3 mo. LIBOR + 2.000% 4.104% VRN 1/17/25	315,448	316,552
Sophia, L.P., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.354% VRN 9/30/22	209,414	209,370
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.250% 4.294% VRN 4/16/25	258,457	259,372
Zelis Healthcare Corporation, Term Loan B, 0.000% 9/26/26 (a)	140,000	138,775
		1,384,920
Telecommunications — 0.2%
Level 3 Financing, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.294% VRN 2/22/24	311,263	311,718
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 3 mo. LIBOR + 2.750% 4.807% VRN 9/18/26	259,201	260,253
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.563% VRN 2/02/24	209,772	208,133
Virgin Media Bristol LLC, USD Term Loan K, 1 mo. LIBOR + 2.500% 4.528% VRN 1/15/26	100,000	100,000
		880,104
TOTAL BANK LOANS (Cost $9,739,264)		9,580,492

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 29.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 5.400% 10/01/48	$445,000	$529,653
Aerospace & Defense — 0.2%
Bombardier, Inc. 6.000% 10/15/22 (c)	120,000	119,850
Lockheed Martin Corp. 4.700% 5/15/46	420,000	533,152
TransDigm, Inc. 6.250% 3/15/26 (c)	95,000	102,006
6.375% 6/15/26	115,000	121,038
		876,046
Agriculture — 0.6%
Altria Group, Inc. 4.800% 2/14/29	475,000	520,329
BAT Capital Corp. 3.462% 9/06/29	845,000	826,690
Imperial Brands Finance PLC 3.500% 7/26/26 (c)	265,000	264,993
JBS Investments II GmbH 5.750% 1/15/28 (c)	600,000	624,900
7.000% 1/15/26 (c)	200,000	215,798
		2,452,710
Airlines — 0.3%
Delta Air Lines, Inc. 3.800% 4/19/23	520,000	539,258
Guanay Finance Ltd. 6.000% 12/15/20 (c)	210,593	212,699
Latam Finance Ltd. 6.875% 4/11/24 (c)	200,000	209,900
7.000% 3/01/26 (c)	300,000	319,503
		1,281,360
Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	115,000	132,083
General Motors Co. 3 mo. USD LIBOR + .800% 3.009% FRN 8/07/20	210,000	210,391
General Motors Financial Co., Inc. 3 mo. USD LIBOR + .990% 3.279% FRN 1/05/23	575,000	567,027
Volkswagen Group of America Finance LLC 4.250% 11/13/23 (c)	700,000	745,783
		1,655,284
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (c)	115,000	121,038
Banks — 4.5%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.875% 4/21/25 (c)	300,000	321,375
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (c)	200,000	209,502
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN 10/29/49 (c) (d)	800,000	788,000
Banco General SA 4.125% 8/07/27 (c)	200,000	209,626
Banco Internacional del Peru SAA Interbank 3.375% 1/18/23 (c)	150,000	151,688
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (c)	500,000	341,250
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.447% 5.750% VRN 10/04/31 (c)	200,000	200,002
5 year CMT + 5.035% 6.875% VRN 12/31/99 (c) (d)	200,000	200,750
10 year CMT + 5.353% 7.625% VRN 12/31/99 (c) (d)	600,000	612,006
Banco Santander Mexico SA 5 year CMT + 2.995% 5.950% VRN 10/01/28 (c)	250,000	267,750
Banco Santander SA 3 mo. USD LIBOR + 1.090% 3.238% FRN 2/23/23	400,000	400,080
Bancolombia SA 5 year CMT + 2.929% 4.875% VRN 10/18/27	400,000	411,500
Bank of America Corp. 3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	435,000	475,374
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	370,000	383,738
Bank of New Zealand 3.500% 2/20/24 (c)	530,000	555,139
The Bank of Nova Scotia 3.400% 2/11/24	390,000	407,259
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.548% FRN 5/16/24	425,000	422,857
BBVA Bancomer SA 5 year CMT + 2.650% 5.125% VRN 1/18/33 (c)	1,000,000	952,500
BDO Unibank, Inc. 2.950% 3/06/23 (c)	300,000	303,552

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA 3.375% 1/09/25 (c)	$395,000	$407,894
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 3.224% FRN 5/17/24	750,000	756,535
Commonwealth Bank of Australia 4.316% 1/10/48 (c)	505,000	556,141
Credit Agricole SA 3.750% 4/24/23 (c)	535,000	559,147
Credit Suisse Group AG 3 mo. USD LIBOR + 1.240% 3.372% FRN 6/12/24 (c)	430,000	432,764
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN 12/29/49 (c) (d)	600,000	601,500
Gilex Holding Sarl 8.500% 5/02/23 (c)	150,000	160,876
8.500% 5/02/23 (c)	150,000	160,877
Global Bank Corp. 3 mo. USD LIBOR + 3.300% 5.250% VRN 4/16/29 (c)	500,000	530,375
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .780% 3.036% FRN 10/31/22	260,000	260,763
3 mo. USD LIBOR + 1.170% 3.328% FRN 5/15/26	360,000	361,850
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380% 3.512% FRN 9/12/26	835,000	841,684
Industrial Senior Trust 5.500% 11/01/22 (c)	100,000	104,625
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	400,000	408,176
Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (c)	260,000	264,998
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (c)	280,000	295,404
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (c)	600,000	609,924
Mitsubishi UFJ Financial Group, Inc. 3 mo. USD LIBOR + .740% 2.878% FRN 3/02/23	495,000	494,832
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	505,000	532,358
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	285,000	288,793
Sumitomo Mitsui Financial Group, Inc. 3 mo. USD LIBOR + .740% 3.043% FRN 1/17/23	815,000	815,596
Union Bank of the Philippines 3.369% 11/29/22 (c)	400,000	409,232
United Overseas Bank Ltd. 5 year USD Swap + 1.794% 3.875% VRN 12/31/99 (c) (d)	500,000	501,759
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	253,153
Westpac Banking Corp. 3 mo. USD LIBOR + .720% 2.878% FRN 5/15/23	535,000	538,039
		18,761,243

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	200,000	238,645
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	290,000	334,469
Constellation Brands, Inc. 3.150% 8/01/29	135,000	137,562
Cott Holdings, Inc. 5.500% 4/01/25 (c)	45,000	46,689
		757,365
Biotechnology — 0.2%
Celgene Corp. 4.350% 11/15/47	595,000	689,728
Building Materials — 0.1%
Builders FirstSource, Inc. 5.625% 9/01/24 (c)	148,000	153,920
CIMPOR Financial Operations BV 5.750% 7/17/24 (c)	200,000	150,000
Owens Corning 4.400% 1/30/48	275,000	253,134
		557,054
Chemicals — 0.7%
DuPont de Nemours, Inc. 5.419% 11/15/48	435,000	550,726
Grupo Idesa SA de CV 7.875% 12/18/20 (c)	200,000	146,000
The Mosaic Co. 4.050% 11/15/27	500,000	519,449
Nutrien Ltd. 4.200% 4/01/29	505,000	556,261
Sociedad Quimica y Minera de Chile SA 4.375% 1/28/25 (c)	200,000	211,250
Syngenta Finance NV 5.676% 4/24/48 (c)	600,000	619,902

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UPL Corp. Ltd. 3.250% 10/13/21 (c)	$200,000	$200,744
4.500% 3/08/28 (c)	200,000	207,312
		3,011,644
Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (c)	165,000	165,825
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (c)	150,000	133,500
		299,325
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (c)	200,000	204,594
ENA Norte Trust 4.950% 4/25/28 (c)	122,561	126,239
Garda World Security Corp., 2017 Term Loan, 8.750% 5/15/25 (c)	135,000	138,659
Refinitiv US Holdings, Inc. 6.250% 5/15/26 (c)	210,000	225,223
United Rentals North America, Inc. 5.250% 1/15/30	60,000	62,888
6.500% 12/15/26	190,000	207,005
Verscend Escrow Corp. 9.750% 8/15/26 (c)	237,000	252,374
		1,216,982
Computers — 0.1%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (c)	205,000	211,150
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	450,000	459,223
Air Lease Corp. 3.750% 2/01/22	470,000	483,309
Allied Universal Holdco LLC 6.625% 7/15/26 (c)	140,000	147,875
American Express Co. 2.500% 8/01/22	540,000	545,421
Avolon Holdings Funding Ltd. 3.950% 7/01/24 (c)	330,000	338,481
5.250% 5/15/24 (c)	155,000	165,974
Banco BTG Pactual SA 5 year CMT + 5.257% 7.750% VRN 2/15/29 (c)	400,000	417,000
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125% 3.238% FRN 9/26/23 (c)	565,000	567,401
Capital One Financial Corp. 3 mo. USD LIBOR + .720% 2.986% FRN 1/30/23	140,000	139,508
The Charles Schwab Corp. 3.550% 2/01/24	465,000	491,584
Credito Real SAB de CV SOFOM ER 5 year CMT + 7.026% 9.125% VRN 12/31/99 (c) (d)	200,000	205,002
9.500% 2/07/26 (c)	200,000	230,500
Discover Financial Services 4.100% 2/09/27	645,000	686,328
Docuformas SAPI de CV 10.250% 7/24/24 (c)	200,000	196,502
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	155,000	156,937
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (c)	125,000	130,312
NFP Corp. 6.875% 7/15/25 (c)	240,000	238,200
SPARC EM SPC Panama Metro Line 2 SP 0.010% 12/05/22 (c)	597,914	571,905
0.010% 12/05/22 (c)	512,498	490,204
Springleaf Finance Corp. 6.625% 1/15/28	120,000	129,036
SURA Asset Management SA 4.875% 4/17/24 (c)	200,000	215,000
Synchrony Financial 3.950% 12/01/27	500,000	512,554
Unifin Financiera SAB de CV SOFOM ENR 7.375% 2/12/26 (c)	300,000	293,628
5 year CMT + 6.308% 8.875% VRN 12/31/99 (c) (d)	600,000	532,506
		8,344,390
Electric — 4.0%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (c)	500,000	531,875
AES Gener SA 5 year USD Swap + 4.644% 7.125% VRN 3/26/79 (c)	400,000	418,500
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	319,323
Calpine Corp. 5.250% 6/01/26 (c)	170,000	175,950
Colbun SA 3.950% 10/11/27 (c)	200,000	207,752
Cometa Energia SA de CV 6.375% 4/24/35 (c)	780,000	829,725
DTE Energy Co. 3.800% 3/15/27	500,000	534,711

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Corp. 3.750% 9/01/46	$90,000	$92,660
3.950% 8/15/47	240,000	256,867
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	1,050,702
Duke Energy Progress, Inc. 4.150% 12/01/44	315,000	360,507
Empresa de Transmision Electrica SA 5.125% 5/02/49 (c)	200,000	229,875
Empresa Electrica Angamos SA 4.875% 5/25/29 (c)	173,900	181,675
Empresa Electrica Guacolda SA 4.560% 4/30/25 (c)	400,000	360,976
Empresas Publicas de Medellin ESP 4.250% 7/18/29 (c)	300,000	315,420
Energuate Trust 5.875% 5/03/27 (c)	200,000	200,250
Engie Energia Chile SA 4.500% 1/29/25 (c)	200,000	214,000
Eversource Energy 2.750% 3/15/22	1,000,000	1,012,869
Exelon Corp. 3.400% 4/15/26	750,000	783,935
Fortis, Inc. 2.100% 10/04/21	505,000	503,336
Georgia Power Co. 2.200% 9/15/24	540,000	534,218
Inkia Energy Ltd. 5.875% 11/09/27 (c)	400,000	415,004
LLPL Capital Pte Ltd. 6.875% 2/04/39 (c)	494,100	573,699
Minejesa Capital BV 4.625% 8/10/30 (c)	600,000	615,621
5.625% 8/10/37	200,000	216,076
Monongahela Power Co. 5.400% 12/15/43 (c)	210,000	281,540
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	296,773
NRG Energy, Inc. 5.250% 6/15/29 (c)	135,000	145,165
Oncor Electric Delivery Co. LLC 3.100% 9/15/49 (c)	535,000	536,099
Orazul Energy Egenor SCA 5.625% 4/28/27 (c)	200,000	206,500
Pampa Energia SA 7.500% 1/24/27 (c)	250,000	188,750
PSEG Power LLC 3.850% 6/01/23	340,000	359,146
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	1,012,682
Southern California Edison Co. 4.000% 4/01/47	260,000	278,830
Star Energy Geothermal Wayang Windu Ltd. 6.750% 4/24/33 (c)	574,800	598,654
Stoneway Capital Corp. 10.000% 3/01/27 (c)	442,792	262,354
Transelec SA 3.875% 1/12/29 (c)	250,000	256,252
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,043,418
		16,401,689
Electronics — 0.1%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	297,280
Engineering & Construction — 0.3%
AECOM 5.125% 3/15/27	160,000	167,760
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (c)	200,000	235,002
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (c)	300,000	308,833
3.625% 4/28/26 (c)	300,000	313,633
		1,025,228
Entertainment — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (c)	130,000	132,912
Cedar Fair LP 5.250% 7/15/29 (c)	110,000	117,700
Eldorado Resorts, Inc. 6.000% 4/01/25	125,000	131,875
Lions Gate Capital Holdings LLC 6.375% 2/01/24 (c)	160,000	169,181
		551,668
Environmental Controls — 0.2%
Clean Harbors, Inc. 4.875% 7/15/27 (c)	110,000	114,812
GFL Environmental, Inc. 8.500% 5/01/27 (c)	85,000	94,244
Tervita Corp. 7.625% 12/01/21 (c)	260,000	264,225
Waste Management, Inc. 4.000% 7/15/39	455,000	516,799
		990,080
Food Services — 0.1%
Aramark Services, Inc. 5.000% 4/01/25 (c)	190,000	196,175
Foods — 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 5.875% 2/15/28 (c)	185,000	195,811

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
B&G Foods, Inc. 5.250% 4/01/25 (e)	$175,000	$178,719
5.250% 9/15/27	90,000	92,034
Grupo Bimbo SAB de CV 5 year CMT + 3.280% 5.950% VRN 12/31/99 (c) (d)	400,000	420,800
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (c)	20,000	20,836
5.875% 7/15/24 (c)	30,000	30,902
6.500% 4/15/29 (c)	125,000	138,748
6.750% 2/15/28 (c)	146,000	161,695
The Kroger Co. 3.400% 4/15/22	565,000	583,033
MARB BondCo PLC 6.875% 1/19/25 (c)	400,000	418,200
7.000% 3/15/24 (c)	200,000	208,502
Minerva Luxembourg SA 5.875% 1/19/28 (c)	600,000	601,320
6.500% 9/20/26 (c)	400,000	416,080
NBM US Holdings, Inc. 7.000% 5/14/26 (c)	200,000	209,750
Pilgrim’s Pride Corp. 5.875% 9/30/27 (c)	205,000	220,170
Post Holdings, Inc. 5.500% 3/01/25 (c)	185,000	193,787
5.500% 12/15/29 (c)	60,000	62,550
Smithfield Foods, Inc. 4.250% 2/01/27 (c)	515,000	533,641
		4,686,578
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 5.500% 4/30/49 (c)	200,000	221,500
Inversiones CMPC SA 4.750% 9/15/24 (c)	200,000	213,691
		435,191
Gas — 0.1%
The Brooklyn Union Gas Co. 4.487% 3/04/49 (c)	385,000	466,491
Hand & Machine Tools — 0.0%
Colfax Corp. 6.000% 2/15/24 (c)	125,000	132,294
6.375% 2/15/26 (c)	55,000	59,176
		191,470
Health Care – Products — 0.3%
Avantor, Inc. 9.000% 10/01/25 (c)	220,000	246,400
Becton Dickinson and Co. 2.894% 6/06/22	810,000	822,318
		1,068,718
Health Care – Services — 0.4%
Anthem, Inc. 2.375% 1/15/25	270,000	268,982
Centene Corp. 4.750% 1/15/25	157,000	161,160
5.375% 6/01/26 (c)	105,000	109,856
Eagle Holding Co. II LLC 7.750% 5/15/22 (c)	105,000	105,919
HCA, Inc. 4.125% 6/15/29	270,000	283,145
5.375% 9/01/26	125,000	137,338
MPH Acquisition Holdings LLC 7.125% 6/01/24 (c)	160,000	147,400
Select Medical Corp. 6.250% 8/15/26 (c)	105,000	109,725
Tenet Healthcare Corp. 5.125% 11/01/27 (c)	155,000	160,169
WellCare Health Plans, Inc. 5.375% 8/15/26 (c)	200,000	213,460
		1,697,154
Home Furnishing — 0.2%
Controladora Mabe SA de CV 5.600% 10/23/28 (c)	400,000	430,504
Tempur Sealy International, Inc. 5.500% 6/15/26	238,000	248,115
		678,619
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.250% 8/01/23 (c)	185,000	188,931
Athene Global Funding 3.000% 7/01/22 (c)	550,000	559,678
AXA Equitable Holdings, Inc. 3.900% 4/20/23	490,000	511,431
Liberty Mutual Group, Inc. 3.951% 10/15/50	585,000	587,671
Prudential Financial, Inc. 3.905% 12/07/47	185,000	198,027
Willis North America, Inc. 4.500% 9/15/28	475,000	526,480
		2,572,218
Internet — 0.1%
Expedia, Inc. Co. 3.800% 2/15/28	275,000	287,808
Uber Technologies, Inc. 7.500% 9/15/27 (c)	90,000	89,775
		377,583
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	40,000	42,061

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.1%
CSN Islands XII Corp. 7.000% 9/29/49 (c) (d)	$200,000	$174,252
CSN Resources SA 7.625% 2/13/23 (c) (e)	200,000	208,750
7.625% 4/17/26 (c)	200,000	207,523
		590,525
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	295,000	302,338
Viking Cruises Ltd. 5.875% 9/15/27 (c)	195,000	206,622
		508,960
Lodging — 0.2%
Gohl Capital Ltd. 4.250% 1/24/27 (c)	600,000	627,042
Machinery – Diversified — 0.1%
John Deere Capital Corp. 3.450% 1/10/24	260,000	273,929
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (c)	175,000	180,906
5.750% 2/15/26 (c)	160,000	169,120
Cengage Learning, Inc. 9.500% 6/15/24 (c) (e)	125,000	114,375
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	475,000	521,054
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (c)	125,000	130,231
Comcast Corp. 3.950% 10/15/25	480,000	522,461
CSC Holdings LLC 5.250% 6/01/24	190,000	204,250
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	85,000	88,188
Gray Escrow, Inc. 7.000% 5/15/27 (c)	245,000	269,181
iHeartCommunications, Inc. 5.250% 8/15/27 (c)	100,000	104,000
6.375% 5/01/26	45,000	48,600
8.375% 5/01/27	25,000	27,008
Sirius XM Radio, Inc. 5.375% 7/15/26 (c)	150,000	157,479
5.500% 7/01/29 (c)	80,000	85,400
VTR Finance BV 6.875% 1/15/24 (c)	200,000	205,750
6.875% 1/15/24 (c)	200,000	205,750
		3,033,753
Mining — 0.6%
Anglo American Capital PLC 4.500% 3/15/28 (c)	585,000	621,051
Freeport-McMoRan, Inc. 5.400% 11/14/34	500,000	475,000
5.450% 3/15/43	450,000	405,450
Vedanta Resources Finance II PLC 9.250% 4/23/26 (c)	200,000	198,750
Vedanta Resources Ltd. 6.125% 8/09/24 (c)	800,000	736,400
		2,436,651
Miscellaneous – Manufacturing — 0.1%
General Electric Co. 5.875% 1/14/38	475,000	571,132
Oil & Gas — 2.2%
Bharat Petroleum Corp. Ltd. 4.625% 10/25/22 (c)	200,000	210,512
Canacol Energy Ltd. 7.250% 5/03/25 (c)	400,000	423,200
7.250% 5/03/25 (c)	200,000	211,600
Cenovus Energy, Inc. 5.400% 6/15/47	260,000	292,715
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	570,000	593,431
CNOOC Finance USA LLC 3.500% 5/05/25	400,000	416,928
Cosan Overseas Ltd. 8.250% 11/29/49 (c) (d)	500,000	516,880
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (c)	100,000	102,827
5.412% 12/30/25 (c)	100,000	103,504
Geopark Ltd. 6.500% 9/21/24 (c)	600,000	617,250
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (c)	400,000	357,000
Gulfport Energy Corp. 6.375% 5/15/25	145,000	102,950
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (c)	95,000	88,350
Indian Oil Corp. Ltd. 5.750% 8/01/23 (c)	600,000	660,560
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	50,000	45,063
Marathon Petroleum Corp. 5.125% 12/15/26	480,000	539,525
Oasis Petroleum, Inc. 6.875% 3/15/22	100,000	93,250
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (c)	850,000	880,838
Parkland Fuel Corp. 5.875% 7/15/27 (c)	115,000	120,671

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (c)	$85,000	$87,763
Petrobras Global Finance BV 5.750% 2/01/29	100,000	110,288
6.900% 3/19/49	100,000	114,700
7.250% 3/17/44	100,000	119,700
PTTEP Treasury Center Co. Ltd. 5 year CMT + 2.724% 4.600% VRN 12/31/99 (c) (d)	400,000	408,836
QEP Resources, Inc. 5.625% 3/01/26	165,000	142,362
Reliance Holding USA, Inc. 5.400% 2/14/22 (c)	600,000	637,795
Sinopec Group Overseas Development Ltd. 2.750% 9/29/26 (c)	500,000	498,773
Sunoco LP / Sunoco Finance Corp. 5.500% 2/15/26	130,000	135,677
6.000% 4/15/27	90,000	95,848
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	75,650	75,839
Transocean Poseidon Ltd. 6.875% 2/01/27 (c)	150,000	156,000
Transocean, Inc. 7.250% 11/01/25 (c)	75,000	66,094
YPF Sociedad Anonima 6.950% 7/21/27 (c)	250,000	190,862
		9,217,591
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp. 6.875% 9/01/27 (c)	245,000	252,963
Packaging & Containers — 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	95,000	86,650
Packaging Corp. of America 3.400% 12/15/27	290,000	300,935
WRKCo, Inc. 3.750% 3/15/25	530,000	557,914
		945,499
Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	480,000	513,487
AstraZeneca PLC 2.375% 6/12/22	525,000	528,730
Bausch Health Cos., Inc. 5.750% 8/15/27 (c)	35,000	37,829
7.000% 3/15/24 (c)	115,000	120,860
7.000% 1/15/28 (c)	115,000	123,867
7.250% 5/30/29 (c)	115,000	125,615
Cigna Corp. 3 mo. USD LIBOR + .890% 3.193% FRN 7/15/23	270,000	270,609
4.900% 12/15/48	265,000	303,180
CVS Health Corp. 5.050% 3/25/48	250,000	283,732
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	530,000	540,308
		2,848,217
Pipelines — 1.2%
AI Candelaria Spain SLU 7.500% 12/15/28 (c)	250,000	284,065
7.500% 12/15/28 (c)	250,000	284,065
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750% 3/01/27 (c)	95,000	79,206
Cheniere Energy Partners LP 4.500% 10/01/29 (c)	65,000	66,544
5.250% 10/01/25	205,000	212,688
5.625% 10/01/26	95,000	100,809
Enable Midstream Partners LP 4.400% 3/15/27	295,000	295,608
Energy Transfer Operating LP 4.750% 1/15/26	470,000	509,553
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (c)	218,669	232,338
GNL Quintero SA 4.634% 7/31/29 (c)	550,000	589,325
Kinder Morgan Energy Partners LP 6.950% 1/15/38	400,000	522,167
NGL Energy Partners LP/NGL Energy Finance Corp. 7.500% 4/15/26 (c)	90,000	90,405
ONEOK, Inc. 3.400% 9/01/29	140,000	139,077
Sabine Pass Liquefaction LLC 5.000% 3/15/27	520,000	573,361
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	777,457
		4,756,668
Real Estate — 0.1%
Radiant Access Ltd. 4.600% 12/31/99 (c) (d)	200,000	196,000
Real Estate Investment Trusts (REITS) — 1.6%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	320,000	341,569
American Tower Corp. 3.600% 1/15/28	470,000	494,778
4.400% 2/15/26	950,000	1,041,171
Boston Properties LP 3.400% 6/21/29	535,000	559,631

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Crown Castle International Corp. 3.650% 9/01/27	$510,000	$539,989
3.700% 6/15/26	700,000	738,018
4.000% 3/01/27	225,000	242,053
Digital Realty Trust LP 3.700% 8/15/27	250,000	262,335
ERP Operating LP 2.500% 2/15/30	265,000	260,899
ESH Hospitality, Inc. 4.625% 10/01/27 (c)	65,000	65,244
5.250% 5/01/25 (c)	240,000	248,160
Iron Mountain, Inc. 4.875% 9/15/29 (c)	105,000	106,606
MPT Operating Partnership LP / MPT Finance Corp. 4.625% 8/01/29	90,000	92,700
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	185,000	193,834
Public Storage 3.385% 5/01/29	445,000	477,254
Simon Property Group LP 2.450% 9/13/29	270,000	264,158
Welltower, Inc. 3.950% 9/01/23	460,000	487,243
		6,415,642
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (c)	250,000	258,512
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (c)	270,000	264,559
Carvana Co. 8.875% 10/01/23 (c)	80,000	82,376
Dollar Tree, Inc. 4.000% 5/15/25	500,000	529,787
Golden Nugget, Inc. 6.750% 10/15/24 (c)	215,000	218,763
The Home Depot, Inc. 3.900% 6/15/47	270,000	309,118
IRB Holding Corp, 1st Lien Term Loan, 0.000% 2/05/25 (a)	144,633	143,890
McDonald’s Corp. 4.450% 3/01/47	235,000	269,834
PetSmart, Inc. 5.875% 6/01/25 (c)	34,000	33,915
7.125% 3/15/23 (c)	90,000	84,600
Staples, Inc. 7.500% 4/15/26 (c)	140,000	144,242
		2,339,596
Savings & Loans — 0.2%
Interoceanica IV Finance Ltd. 0.010% 11/30/25 (c)	887,705	804,110
Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	560,000	586,953
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.875% 6/18/26 (c)	265,000	279,074
		866,027
Software — 0.1%
CDK Global, Inc. 5.250% 5/15/29 (c)	50,000	51,750
The Dun & Bradstreet Corp. 6.875% 8/15/26 (c)	130,000	141,700
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (c)	155,000	167,564
Sophia LP/Sophia Finance, Inc. 9.000% 9/30/23 (c)	145,000	148,444
		509,458
Telecommunications — 1.7%
AT&T, Inc. 5.250% 3/01/37	650,000	764,994
Bharti Airtel International Netherlands BV 5.125% 3/11/23 (c)	400,000	420,859
Bharti Airtel Ltd. 4.375% 6/10/25 (c)	500,000	516,578
C&W Senior Financing DAC 6.875% 9/15/27 (c)	700,000	725,375
Cincinnati Bell, Inc. 7.000% 7/15/24 (c)	55,000	50,875
Colombia Telecomunicacio SA 8.500% 12/29/49 (d)	200,000	204,750
CommScope, Inc. 5.500% 3/01/24 (c)	90,000	92,587
6.000% 3/01/26 (c)	25,000	25,870
Comunicaciones Celulares SA Via Comcel Trust 6.875% 2/06/24	200,000	206,000
Corning, Inc. 4.375% 11/15/57	520,000	535,464
Digicel Group Two Ltd. 9.125% 4/01/24 (c)	502,138	47,703
Empresa Nacional de Telecomunicaciones SA 4.750% 8/01/26 (c)	300,000	316,128
Frontier Communications Corp. 8.000% 4/01/27 (c)	105,000	110,880
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875% 5/01/24 (c)	145,000	155,150
GTT Communications, Inc. 7.875% 12/31/24 (c) (e)	80,000	44,800

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Level 3 Financing, Inc. 4.625% 9/15/27 (c)	$135,000	$136,222
5.375% 1/15/24	180,000	183,573
Millicom International Cellular SA 5.125% 1/15/28 (c) (e)	400,000	417,040
6.250% 3/25/29 (c)	200,000	218,422
6.625% 10/15/26 (c)	200,000	217,500
Sprint Capital Corp. 6.875% 11/15/28	130,000	141,726
Sprint Corp. 7.125% 6/15/24	165,000	177,837
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738% 9/20/29 (c)	255,000	271,068
Telesat Canada/telesat L 6.500% 10/15/27 (c) (f)	45,000	45,731
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)	185,000	198,227
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (c)	200,000	213,750
Verizon Communications, Inc. 4.272% 1/15/36	175,000	196,778
4.400% 11/01/34	485,000	554,813
		7,190,700
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	510,000	521,956
Transportation — 0.6%
CSX Corp. 3.800% 11/01/46	500,000	525,256
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (c)	750,000	873,750
FedEx Corp. 4.750% 11/15/45	255,000	274,377
Fideicomiso PA Pacifico Tres 8.250% 1/15/35 (c)	200,000	226,000
JSL Europe SA 7.750% 7/26/24 (c)	400,000	429,512
		2,328,895
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (c)	275,000	292,633

TOTAL CORPORATE DEBT (Cost $114,643,121)		119,971,122

MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission 5.063% 5/01/24	135,000	152,177
State of California BAB 7.550% 4/01/39	190,000	314,348
		466,525

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		466,525

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Automobile ABS — 0.1%
GLS Auto Receivables Trust, Series 2018-2A, Class B 3.710% 3/15/23 (c)	500,000	506,075
Commercial MBS — 7.6%
Bank, Series 2019-BN19, Class XA, 1.100% VRN 8/15/61 (g)	6,389,821	496,848
Barclays Commercial Mortgage Trust, Series 2019-C3, Class B 4.096% 5/15/52	335,000	367,251
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.192% VRN 1/10/48 (g)	5,670,477	310,493
CHT Mortgage Trust Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000% 5.028% FRN 11/15/36 (c)	378,000	378,710
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.741% 5.769% FRN 11/15/36 (c)	754,000	755,888
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA, 1.009% VRN 11/10/48 (g)	5,227,375	183,888
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	281,000	242,206
Series 2016-P4, Class A4, 2.902% 7/10/49	547,000	566,905
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	366,811
Series 2015-GC31, Class C, 4.193% VRN 6/10/48 (g)	700,000	718,472
Series 2015-GC35, Class C, 4.648% VRN 11/10/48 (g)	413,000	435,148
COMM Mortgage Trust Series 2016-GCT, Class E, 3.577% VRN 8/10/29 (c) (g)	210,000	209,627
Series 2015-CR22, Class D, 4.254% VRN 3/10/48 (c) (g)	404,000	398,952
Series 2012-CR4, Class D, 4.720% VRN 10/15/45 (c) (g)	738,000	320,014
Series 2015-LC23, Class C, 4.800% VRN 10/10/48 (g)	470,000	505,657

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class C, 4.801% VRN 2/10/49 (g)	$465,000	$503,852
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 1.005% VRN 4/15/50 (g)	8,782,472	319,332
Series 2019-C16, Class AS, 3.612% 6/15/52	334,000	353,596
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	354,091
Series 2015-C4, Class C, 4.733% VRN 11/15/48 (g)	427,000	457,691
Series 2018-C14, Class C, 5.056% VRN 11/15/51 (g)	405,000	455,804
CSMC Trust Series 2017-LSTK, Class C, 3.229% 4/05/33 (c)	257,000	256,692
Series 2017-LSTK, Class D, 3.442% VRN 4/05/33 (c) (g)	306,000	305,330
DBGS Mortgage Trust Series 2018-5BP, Class D, 1 mo. USD LIBOR + 1.350% 3.378% FRN 6/15/33 (c)	550,000	550,007
Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450% 4.478% FRN 6/15/33 (c)	550,000	547,954
Great Wolf Trust Series 2017-WOLF, Class D, 1 mo. USD LIBOR + 2.100% 4.128% FRN 9/15/34 (c)	286,000	286,002
Series 2017-WOLF, Class E, 1 mo. USD LIBOR + 3.100% 5.128% FRN 9/15/34 (c)	443,000	443,140
Series 2017-WOLF, Class F, 1 mo. USD LIBOR + 4.070% 6.098% FRN 9/15/34 (c)	236,000	236,146
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.654% VRN 2/10/46 (g)	4,749,321	200,930
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.938% VRN 11/10/48 (g)	7,982,741	330,221
Series 2017-GS6, Class B, 3.869% 5/10/50	510,000	546,432
Series 2014-GC26, Class D, 4.668% VRN 11/10/47 (c) (g)	1,258,000	1,113,561
GSCG Trust, Series 2019-600C, Class E, 4.118% VRN 9/06/34 (c) (g)	497,000	505,803
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150% 5.178% FRN 11/15/36 (c)	497,910	500,397
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.247% VRN 1/15/49 (g)	5,231,569	209,462
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	180,313
Series 2016-JP2, Class C, 3.942% VRN 8/15/49 (g)	134,000	138,588
Series 2007-LDPX, Class AM, 5.464% VRN 1/15/49 (g)	33,626	33,687
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.673% VRN 7/15/48 (g)	9,846,663	256,727
Series 2015-C29, Class XA, 0.903% VRN 5/15/48 (g)	10,596,426	263,854
Series 2014-C25, Class XA, 1.013% VRN 11/15/47 (g)	4,413,556	160,858
Series 2015-C28, Class XA, 1.251% VRN 10/15/48 (g)	8,148,247	300,419
Series 2015-C27, Class D, 3.986% VRN 2/15/48 (c) (g)	704,000	687,667
Series 2015-C29, Class C, 4.295% VRN 5/15/48 (g)	325,000	338,320
Series 2015-C33, Class C, 4.771% VRN 12/15/48 (g)	527,000	563,426
Series 2015-C32, Class C, 4.816% VRN 11/15/48 (g)	87,000	93,019
Series 2016-C1, Class C, 4.896% VRN 3/15/49 (g)	466,000	503,751
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (g)	504,000	464,627
Series 2014-C19, Class C, 4.000% 12/15/47	650,000	667,130
Series 2015-C23, Class C, 4.268% VRN 7/15/50 (g)	650,000	675,484
Series 2015-C27, Class C, 4.678% VRN 12/15/47 (g)	351,000	364,232
Series 2016-C29, Class C, 4.908% VRN 5/15/49 (g)	475,000	513,707
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.048% VRN 12/15/48 (g)	6,351,915	287,127
MSCG Trust Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050% 5.078% FRN 10/15/37 (c)	733,000	738,049
Series 2016-SNR, Class C, 5.205% 11/15/34 (c)	458,150	467,612

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200% 4.395% FRN 6/15/35 (c)	$368,000	$364,659
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.147% VRN 10/10/48 (g)	3,873,332	357,877
UBS Commercial Mortgage Trust Series 2017-C6, Class B, 4.154% VRN 12/15/50 (g)	340,000	370,634
Series 2019-C16, Class B, 4.320% VRN 4/15/52 (g)	489,000	541,117
Series 2017-C6, Class C, 4.599% VRN 12/15/50 (g)	580,000	631,562
Series 2017-C7, Class C, 4.739% VRN 12/15/50 (g)	510,000	555,645
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.867% VRN 7/15/58 (g)	12,484,655	350,262
Series 2015-P2, Class XA, 1.132% VRN 12/15/48 (g)	5,380,955	231,679
Series 2015-C31, Class XA, 1.176% VRN 11/15/48 (g)	6,434,400	328,007
Series 2019-C52, Class XA, 1.772% VRN 8/15/52 (g)	4,115,008	496,506
Series 2019-C51, Class AS, 3.584% 6/15/52	500,000	532,547
Series 2015-NXS4, Class D, 3.751% VRN 12/15/48 (g)	510,000	508,023
Series 2019-C51, Class B, 3.836% VRN 6/15/52 (g)	500,000	535,778
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	560,000	431,152
Series 2019-C50, Class B, 4.192% 5/15/52	409,000	450,672
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	440,795
Series 2015-LC22, Class C, 4.695% VRN 9/15/58 (g)	390,000	411,692
Series 2015-NXS4, Class C, 4.751% VRN 12/15/48 (g)	421,000	455,648
Series 2015-C31, Class C, 4.761% VRN 11/15/48 (g)	468,000	499,336
Series 2018-C46, Class C, 5.145% VRN 8/15/51 (g)	270,000	298,586
		31,224,087
Home Equity ABS — 0.7%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,152,723	2,978,111
Other ABS — 8.5%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (c)	772,407	776,767
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 6.343% FRN 10/15/28 (c)	1,000,000	1,000,511
ANCHORAGE CAPITAL CLO 13 LLC, Series 2019-13A, Class B, 3 mo. USD LIBOR + 2.000% 4.486% FRN 4/15/32 (c)	500,000	499,975
Anchorage Capital CLO Ltd., Series 2014-5RA, Class A, 3 mo. USD LIBOR + .990% 3.293% FRN 1/15/30 (c)	1,000,000	1,000,007
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (c)	833,333	871,618
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 4.878% FRN 4/20/31 (c)	1,000,000	906,433
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 6.428% FRN 1/20/29 (c)	1,000,000	986,697
CAL Funding III Ltd., Series 2018-1A, Class A 3.960% 2/25/43 (c)	420,833	434,948
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (c)	325,214	330,621
CLI Funding VI LLC, Series 2019-1A, Class A 3.710% 5/18/44 (c)	481,787	485,335
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100% 5.258% FRN 8/15/31 (c)	500,000	485,479
Gilbert Park CLO Ltd. Series 2017-1A, Class D, 5.737% 10/15/30 (c)	500,000	484,156
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 9.187% FRN 10/15/30 (c)	1,000,000	965,302
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	343,167	342,438
Global SC Finance IV Ltd., Series 2018-1A, Class A 4.290% 5/17/38 (c)	513,420	538,733

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300% 6.061% FRN 1/20/30 (c)	$1,000,000	$981,104
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	220,444	230,900
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (c)	267,930	279,786
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000% 5.436% FRN 10/15/30 (c)	500,000	475,939
Invitation Homes Trust Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250% 3.275% FRN 3/17/37 (c)	1,145,000	1,144,998
Series 2018-SFR1, Class D, 1 mo. USD LIBOR + 1.450% 3.475% FRN 3/17/37 (c)	750,000	748,449
JOL Air Ltd., Series 2019-1, Class A 3.967% 4/15/44 (c)	480,149	484,115
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450% 5.753% FRN 7/15/27 (c)	1,000,000	986,499
Madison Park Funding XIV Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950% 5.228% FRN 10/22/30 (c)	500,000	477,921
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440% 7.696% FRN 1/27/26 (c)	1,000,000	993,965
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150% 2.168% FRN 8/25/37	2,219,329	2,146,357
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (c)	777,613	805,326
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	487,038	508,431
Newark BSL CLO 1 Ltd. 6.256% 12/21/29 (c)	1,000,000	992,978
Newark BSL CLO 2 Ltd. 5.926% 7/25/30 (c)	500,000	492,775
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050% 5.328% FRN 10/20/30 (c)	500,000	479,705
Octagon Investment Partners Ltd. Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 5.778% FRN 3/17/30 (c)	1,000,000	997,303
Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200% 8.478% FRN 3/17/30 (c)	500,000	483,567
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 3 mo. USD LIBOR + 5.450% 7.728% FRN 1/22/30 (c)	1,000,000	898,014
Primose Funding LLC, Series 2019-1A, Class A2 4.475% 7/30/49 (c)	1,000,000	994,710
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2 3.882% 10/25/49 (c) (f)	500,000	504,613
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (c)	350,347	356,422
START Ireland, Series 2019-1, Class A 4.089% 3/15/44 (c)	482,143	491,458
Symphony CLO XVI Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050% 5.353% FRN 10/15/31 (c)	500,000	480,300
TAL Advantage V LLC Series 2013-1A, Class A, 2.830% 2/22/38 (c)	170,833	170,597
Series 2014-1A, Class A, 3.510% 2/22/39 (c)	303,867	308,975
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (c)	483,333	491,674
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 5.678% FRN 10/20/26 (c)	1,000,000	1,000,181
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 6.050% FRN 4/18/29 (c)	1,000,000	1,000,002
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	1,034,457	1,056,966
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	464,286	476,017
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (c)	288,626	288,758
Triton Container Finance V LLC, Series 2018-1A, Class A 3.950% 3/20/43 (c)	425,000	426,730

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 ) 4.072% 2/16/43 (c)	$738,125	$767,254
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.250% 5.528% FRN 7/20/28 (c)	500,000	495,276
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	858,265	893,654
		34,920,739
Student Loans ABS — 0.3%
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.218% FRN 12/26/47 (c)	445,285	440,206
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	375,598
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	540,906
		1,356,710
WL Collateral CMO — 7.2%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (c) (g)	2,109,513	2,119,119
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 4.539% VRN 4/25/37 (g)	1,955,588	1,955,979
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	2,518,161	2,474,418
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	2,260,349	1,728,971
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,749,693	2,502,056
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 3.870% VRN 2/25/47 (g)	1,510,812	1,361,443
Series 2007-14, Class A6, 6.000% 9/25/37	1,734,709	1,455,478
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 2.227% FRN 12/19/36	1,197,398	1,147,709
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.801% VRN 5/25/37 (g)	2,682,217	2,544,549
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 2.218% FRN 7/25/47	3,253,527	3,086,269
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.608% VRN 7/25/35 (g)	496,603	456,098
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.409% VRN 2/25/36 (g)	2,775,885	2,516,820
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (c) (g)	1,088,861	884,289
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600% 6.000% FRN 4/25/37	425,946	411,881
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HV, 3.000% VRN 11/25/57 (g)	2,877,724	3,026,801
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 4.103% VRN 10/25/37 (g)	1,188,556	1,107,213
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,183,024	976,224
		29,755,317
WL Collateral PAC — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	2,056,474	1,837,897
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $103,577,857)		102,578,936
SOVEREIGN DEBT OBLIGATIONS — 0.5%
Export Import Bank of Thailand, 3 mo. USD LIBOR + .850% 2.998% FRN 5/23/24 (c)	200,000	200,372
Mexico Government International Bond 3.750% 1/11/28	535,000	551,317
4.150% 3/28/27	343,000	363,412
Perusahaan Penerbit SBSN Indonesia III 3.750% 3/01/23 (c)	400,000	414,204
4.150% 3/29/27 (c)	200,000	214,000
4.150% 3/29/27 (c)	400,000	428,000
		2,171,305
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,101,138)		2,171,305

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 16.0%
Collateralized Mortgage Obligations — 9.2%
Federal Home Loan Mortgage Corp. REMICS Series 4093, Class PA, 3.000% 8/15/42	$4,502,159	$4,557,851
Series 4481, Class B, 3.000% 12/15/42	5,946,647	6,184,933
Series 4483, Class CA, 3.000% 6/15/44	5,477,871	5,701,783
Series 4750, Class PA, 3.000% 7/15/46	2,572,232	2,593,815
Federal Home Loan Mortgage Corp. STRIPS Series 355, Class 300, 3.000% 8/15/47	3,094,550	3,149,474
Series 358, Class 300, 3.000% 10/15/47	2,695,513	2,743,455
Federal National Mortgage Association REMICS Series 2018-21, Class PO, 0.010% 4/25/48	3,499,379	3,051,299
Series 2015-9, Class HA, 3.000% 1/25/45	752,071	778,349
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	3,332,590	3,595,114
Series 2015-92, Class CZ, 3.500% 6/20/45	5,302,654	5,701,083
		38,057,156
Pass-Through Securities — 6.8%
Federal Home Loan Mortgage Corp. Pool #G08520 2.500% 1/01/43	1,179,409	1,182,221
Pool #G08658 3.000% 8/01/45	3,331,701	3,416,839
Pool #SD0035 3.000% 4/01/47	3,016,589	3,089,157
Pool #G08632 3.500% 3/01/45	2,464,905	2,564,314
Pool #G61645 4.000% 10/01/48	2,475,209	2,582,510
Federal National Mortgage Association Pool #AL9238 3.000% 10/01/41	3,608,428	3,694,106
Pool #MA2248 3.000% 4/01/45	2,344,347	2,383,894
Pool #AS7661 3.000% 8/01/46	1,545,982	1,569,163
Pool #MA2711 3.000% 8/01/46	5,228,200	5,306,590
Pool #AX2501 4.000% 10/01/44	1,940,143	2,056,902
		27,845,696
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $63,321,284)		65,902,852
U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Bonds & Notes — 25.7%
U.S. Treasury Bond 2.750% 11/15/42	420,000	471,302
2.750% 11/15/47	3,660,000	4,144,807
3.125% 2/15/43	3,420,000	4,079,285
3.625% 8/15/43	2,740,000	3,533,744
3.750% 11/15/43	2,690,000	3,538,401
U.S. Treasury Inflation Index 0.875% 1/15/29	2,631,595	2,790,917
1.000% 2/15/46	5,153,985	5,704,125
U.S. Treasury Note 1.625% 5/31/23	4,210,000	4,218,305
1.750% 11/30/21	8,430,000	8,449,099
1.875% 8/31/24	2,180,000	2,212,147
2.125% 9/30/24	5,380,000	5,521,856
2.250% 10/31/24	5,920,000	6,114,135
2.250% 8/15/27	6,010,000	6,282,798
2.250% 11/15/27	5,380,000	5,628,510
2.375% 5/15/27	4,250,000	4,478,188
2.500% 1/15/22	2,880,000	2,935,800
2.500% 3/31/23	5,210,000	5,373,626
2.625% 2/28/23	6,320,000	6,537,868
2.625% 1/31/26	605,000	641,678
2.750% 8/15/21	3,230,000	3,293,401
2.750% 4/30/23	5,110,000	5,317,294
2.750% 2/28/25	2,810,000	2,979,423
2.875% 10/15/21	7,480,000	7,662,325
3.000% 9/30/25	3,790,000	4,090,831
		105,999,865
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,713,634)		105,999,865
TOTAL BONDS & NOTES (Cost $394,524,817)		406,671,097

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (h)	988,855	988,855
TOTAL MUTUAL FUNDS (Cost $988,855)		988,855
TOTAL LONG-TERM INVESTMENTS (Cost $395,513,672)		407,659,952

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (i)	$1,915,638	$1,915,638
U.S. Treasury Bill — 0.6%
U.S. Treasury Bill 0.000% 11/07/19	240,000	239,576
0.000% 9/10/20	2,200,000	2,163,947
		2,403,523
TOTAL SHORT-TERM INVESTMENTS (Cost $4,318,087)		4,319,161
TOTAL INVESTMENTS — 99.8% (Cost $399,831,759) (j)		411,979,113
Less Unfunded Loan Commitments (0.0)%		(9,910)
NET INVESTMENTS — 99.8% (Cost $399,821,849)		411,969,203
Other Assets/(Liabilities) — 0.2%		982,149
NET ASSETS — 100.0%		$412,951,352

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PO	Principal Only
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at September 30, 2019 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $110,684,392 or 26.80% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $968,841 or 0.23% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2019.
(h)	Represents investment of security lending collateral. (Note 2).
(i)	Maturity value of $1,915,689. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $1,955,108.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 98.6%
Basic Materials — 2.3%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,556	$1,232,654
Celanese Corp.	7,600	929,404
CF Industries Holdings, Inc.	42,698	2,100,742
DuPont de Nemours, Inc.	36,793	2,623,709
Eastman Chemical Co.	8,400	620,172
FMC Corp.	8,000	701,440
Linde PLC	17,932	3,473,787
LyondellBasell Industries NV Class A	25,400	2,272,538
PPG Industries, Inc.	16,700	1,979,117
		15,933,563
Forest Products & Paper — 0.1%
International Paper Co.	24,000	1,003,680
Iron & Steel — 0.2%
Nucor Corp.	17,600	896,016
Reliance Steel & Aluminum Co.	4,100	408,606
		1,304,622
		18,241,865
Communications — 5.4%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	21,100	454,916
Omnicom Group, Inc.	13,300	1,041,390
		1,496,306
Internet — 0.4%
Alphabet, Inc. Class C (a)	2,227	2,714,713
Media — 1.9%
Comcast Corp. Class A	338,744	15,270,579
Telecommunications — 2.9%
Cisco Systems, Inc.	60,512	2,989,898
Corning, Inc.	64,200	1,830,984
Juniper Networks, Inc.	19,000	470,250
Motorola Solutions, Inc.	13,768	2,346,205
Verizon Communications, Inc.	252,600	15,246,936
		22,884,273
		42,365,871
Consumer, Cyclical — 6.2%
Airlines — 0.8%
Alaska Air Group, Inc.	7,500	486,825
Delta Air Lines, Inc.	42,100	2,424,960
JetBlue Airways Corp. (a)	16,800	281,400
Southwest Airlines Co.	32,800	1,771,528
United Airlines Holdings, Inc. (a)	15,700	1,388,037
		6,352,750
Apparel — 0.1%
Hanesbrands, Inc.	16,300	249,716
Ralph Lauren Corp.	3,000	286,410
		536,126
Auto Manufacturers — 0.8%
Ford Motor Co.	239,400	2,192,904
General Motors Co.	79,000	2,960,920
PACCAR, Inc.	21,200	1,484,212
		6,638,036
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	7,700	362,285
Aptiv PLC	14,500	1,267,590
BorgWarner, Inc.	12,600	462,168
Lear Corp.	3,500	412,650
		2,504,693
Distribution & Wholesale — 0.2%
HD Supply Holdings, Inc. (a)	9,600	376,080
LKQ Corp. (a)	18,800	591,260
W.W. Grainger, Inc.	3,300	980,595
		1,947,935
Entertainment — 0.0%
Cinemark Holdings, Inc.	3,800	146,832
Home Builders — 0.5%
D.R. Horton, Inc.	20,700	1,091,097
Lennar Corp. Class A	17,400	971,790
NVR, Inc. (a)	230	854,990
PulteGroup, Inc.	16,800	614,040
Toll Brothers, Inc.	8,600	353,030
		3,884,947
Home Furnishing — 0.1%
Leggett & Platt, Inc.	6,700	274,298
Whirlpool Corp.	3,900	617,604
		891,902
Leisure Time — 0.4%
Harley-Davidson, Inc.	9,600	345,312
Norwegian Cruise Line Holdings Ltd. (a)	13,200	683,364
Polaris, Inc.	3,700	325,637
Royal Caribbean Cruises Ltd.	15,100	1,635,783
		2,990,096
Lodging — 0.1%
Hyatt Hotels Corp. Class A	2,100	154,707
Las Vegas Sands Corp.	12,600	727,776
		882,483
Retail — 2.8%
AutoZone, Inc. (a)	1,500	1,626,930
Best Buy Co., Inc.	16,100	1,110,739

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CarMax, Inc. (a)	10,100	$888,800
Dollar Tree, Inc. (a)	53,542	6,112,355
Genuine Parts Co.	8,200	816,638
McDonald’s Corp.	13,544	2,908,032
Ross Stores, Inc.	11,130	1,222,631
Target Corp.	30,200	3,228,682
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,948	488,266
Walmart, Inc.	25,003	2,967,356
Williams-Sonoma, Inc.	4,800	326,304
		21,696,733
Textiles — 0.1%
Mohawk Industries, Inc. (a)	4,400	545,908
		49,018,441
Consumer, Non-cyclical — 17.4%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	31,000	1,273,170
Philip Morris International, Inc.	93,490	7,098,696
		8,371,866
Beverages — 0.1%
Molson Coors Brewing Co. Class B	8,800	506,000
PepsiCo, Inc.	1,892	259,393
		765,393
Biotechnology — 1.6%
Amgen, Inc.	37,100	7,179,221
Bio-Rad Laboratories, Inc. Class A (a)	1,500	499,110
Gilead Sciences, Inc.	72,100	4,569,698
		12,248,029
Commercial Services — 0.3%
AMERCO	1,200	468,048
H&R Block, Inc.	11,400	269,268
ManpowerGroup, Inc.	3,400	286,416
Nielsen Holdings PLC	18,400	391,000
Quanta Services, Inc.	8,700	328,860
Robert Half International, Inc.	6,600	367,356
United Rentals, Inc. (a)	4,700	585,808
		2,696,756
Foods — 2.3%
Campbell Soup Co.	16,800	788,256
Conagra Brands, Inc.	102,403	3,141,724
The J.M. Smucker Co.	6,500	715,130
Kellogg Co.	20,800	1,338,480
Tyson Foods, Inc. Class A	140,842	12,132,130
US Foods Holding Corp. (a)	5,300	217,830
		18,333,550
Health Care – Products — 4.2%
Alcon, Inc. (a)	39,158	2,282,520
Becton Dickinson and Co.	15,680	3,966,413
Boston Scientific Corp. (a)	69,423	2,824,822
Danaher Corp.	53,518	7,729,605
Henry Schein, Inc. (a)	8,300	527,050
Medtronic PLC	44,814	4,867,696
Stryker Corp.	9,519	2,058,960
Teleflex, Inc.	3,356	1,140,201
Thermo Fisher Scientific, Inc.	22,190	6,463,281
Zimmer Biomet Holdings, Inc.	10,364	1,422,666
		33,283,214
Health Care – Services — 1.3%
Anthem, Inc.	14,500	3,481,450
DaVita, Inc. (a)	9,000	513,630
HCA Healthcare, Inc.	19,200	2,312,064
Humana, Inc.	7,600	1,943,092
Laboratory Corp. of America Holdings (a)	6,000	1,008,000
Quest Diagnostics, Inc.	8,200	877,646
		10,135,882
Household Products & Wares — 0.1%
Avery Dennison Corp.	4,300	488,351
Pharmaceuticals — 6.4%
AbbVie, Inc.	16,334	1,236,810
AmerisourceBergen Corp.	12,700	1,045,591
Bristol-Myers Squibb Co.	69,300	3,514,203
Cardinal Health, Inc.	17,900	844,701
Elanco Animal Health, Inc. (a)	50,861	1,352,394
Jazz Pharmaceuticals PLC (a)	3,500	448,490
Johnson & Johnson	136,100	17,608,618
McKesson Corp.	11,300	1,544,258
Merck & Co., Inc.	180,736	15,214,357
Perrigo Co. PLC	4,155	232,223
Pfizer, Inc.	217,075	7,799,505
		50,841,150
		137,164,191
Energy — 7.0%
Oil & Gas — 6.3%
BP PLC Sponsored ADR	37,742	1,433,819
Chevron Corp.	120,800	14,326,880
ConocoPhillips	85,009	4,843,813
Devon Energy Corp.	23,240	559,154
EOG Resources, Inc.	26,200	1,944,564
Exxon Mobil Corp.	258,400	18,245,624
Hess Corp.	17,400	1,052,352
HollyFrontier Corp.	10,100	541,764
Noble Energy, Inc.	29,200	655,832
Phillips 66	27,400	2,805,760
Total SA Sponsored ADR	17,228	895,856
Valero Energy Corp.	25,300	2,156,572
		49,461,990

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.7%
Targa Resources Corp.	18,279	$734,267
TC Energy Corp.	94,515	4,894,932
		5,629,199
		55,091,189
Financial — 29.1%
Banks — 14.7%
Bank of America Corp.	518,316	15,119,278
The Bank of New York Mellon Corp.	56,000	2,531,760
BB&T Corp.	43,000	2,294,910
CIT Group, Inc.	7,300	330,763
Citigroup, Inc.	195,553	13,508,801
Citizens Financial Group, Inc.	27,000	954,990
Comerica, Inc.	8,200	541,118
Commerce Bancshares, Inc.	6,105	370,268
Cullen/Frost Bankers, Inc.	3,700	327,635
Fifth Third Bancorp	47,517	1,301,016
The Goldman Sachs Group, Inc.	20,900	4,331,107
Huntington Bancshares, Inc.	59,900	854,773
JP Morgan Chase & Co.	238,259	28,040,702
KeyCorp	59,300	1,057,912
M&T Bank Corp.	8,400	1,326,948
Morgan Stanley	101,276	4,321,447
Northern Trust Corp.	12,100	1,129,172
The PNC Financial Services Group, Inc.	27,950	3,917,472
Popular, Inc.	5,500	297,440
Prosperity Bancshares, Inc.	3,800	268,394
Regions Financial Corp.	63,000	996,660
Signature Bank	3,100	369,582
SunTrust Banks, Inc.	25,900	1,781,920
SVB Financial Group (a)	2,400	501,480
US Bancorp	109,216	6,044,013
Webster Financial Corp.	5,100	239,037
Wells Fargo & Co.	446,960	22,544,662
Zions Bancorp NA	10,800	480,816
		115,784,076
Diversified Financial Services — 4.4%
Ally Financial, Inc.	24,000	795,840
American Express Co.	53,963	6,382,744
Ameriprise Financial, Inc.	9,100	1,338,610
BlackRock, Inc.	8,700	3,877,068
Capital One Financial Corp.	26,600	2,420,068
The Charles Schwab Corp.	69,200	2,894,636
CME Group, Inc.	8,842	1,868,668
Credit Acceptance Corp. (a)	1,100	507,441
Discover Financial Services	20,900	1,694,781
E*TRADE Financial Corp.	14,100	616,029
Franklin Resources, Inc.	28,100	810,966
Intercontinental Exchange, Inc.	47,240	4,358,835
LPL Financial Holdings, Inc.	4,700	384,930
Nasdaq, Inc.	2,800	278,180
Raymond James Financial, Inc.	7,800	643,188
Santander Consumer USA Holdings, Inc.	19,700	502,547
SEI Investments Co.	8,000	474,040
Synchrony Financial	38,300	1,305,647
T. Rowe Price Group, Inc.	13,300	1,519,525
TD Ameritrade Holding Corp.	30,600	1,429,020
The Western Union Co.	25,900	600,103
		34,702,866
Insurance — 7.9%
Aflac, Inc.	43,000	2,249,760
Alleghany Corp. (a)	1,000	797,760
The Allstate Corp.	20,100	2,184,468
American Financial Group, Inc.	9,500	1,024,575
American International Group, Inc.	256,017	14,260,147
Arch Capital Group Ltd. (a)	22,400	940,352
Assurant, Inc.	3,500	440,370
Athene Holding Ltd. Class A (a)	8,800	370,128
AXA Equitable Holdings, Inc.	77,496	1,717,311
Chubb Ltd.	56,327	9,093,431
Cincinnati Financial Corp.	9,100	1,061,697
Everest Re Group Ltd.	2,300	612,007
Fidelity National Financial, Inc.	12,600	559,566
Globe Life, Inc. (a)	15,300	1,465,128
The Hanover Insurance Group, Inc.	2,300	311,742
The Hartford Financial Services Group, Inc.	19,500	1,181,895
Lincoln National Corp.	11,800	711,776
Loews Corp.	18,100	931,788
Markel Corp. (a)	790	933,701
Marsh & McLennan Cos., Inc.	30,648	3,066,333
MetLife, Inc.	58,100	2,739,996
Old Republic International Corp.	13,900	327,623
Principal Financial Group, Inc.	15,800	902,812
The Progressive Corp.	26,500	2,047,125
Prudential Financial, Inc.	23,200	2,086,840
Reinsurance Group of America, Inc. Class A	3,800	607,544
The Travelers Cos., Inc.	34,600	5,144,674
Voya Financial, Inc.	9,800	533,512
W.R. Berkley Corp.	10,300	743,969
Willis Towers Watson PLC	15,694	3,028,471
		62,076,501
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	20,500	1,086,705
The Howard Hughes Corp. (a)	800	103,680
		1,190,385
Real Estate Investment Trusts (REITS) — 2.0%
AvalonBay Communities, Inc.	9,000	1,937,970
Crown Castle International Corp.	18,795	2,612,693

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prologis, Inc.	76,086	$6,484,049
Public Storage	10,585	2,596,183
Ventas, Inc.	31,295	2,285,473
		15,916,368
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	26,400	331,320
		230,001,516
Industrial — 12.2%
Aerospace & Defense — 3.4%
The Boeing Co.	22,900	8,712,763
General Dynamics Corp.	17,600	3,216,048
Lockheed Martin Corp.	14,500	5,655,870
Northrop Grumman Corp.	16,447	6,164,171
Raytheon Co.	14,300	2,805,517
Spirit AeroSystems Holdings, Inc. Class A	6,700	551,008
		27,105,377
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	8,500	464,950
Johnson Controls International PLC	36,200	1,588,818
Masco Corp.	17,700	737,736
Owens Corning	6,600	417,120
		3,208,624
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	2,400	323,496
Emerson Electric Co.	34,700	2,320,042
Hubbell, Inc. Class B	3,300	433,620
		3,077,158
Electronics — 1.2%
Arrow Electronics, Inc. (a)	5,100	380,358
Fortive Corp.	8,699	596,403
Gentex Corp.	15,600	429,546
Honeywell International, Inc.	16,060	2,717,352
Keysight Technologies, Inc. (a)	29,635	2,882,004
Sensata Technologies Holding PLC (a)	9,800	490,588
TE Connectivity Ltd.	18,100	1,686,558
		9,182,809
Engineering & Construction — 0.4%
AECOM (a)	9,600	360,576
Jacobs Engineering Group, Inc.	27,923	2,554,955
		2,915,531
Environmental Controls — 0.2%
Pentair PLC	9,500	359,100
Republic Services, Inc.	5,015	434,048
Waste Connections, Inc.	8,326	765,992
		1,559,140
Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	3,500	303,660
Snap-on, Inc.	3,400	532,236
Stanley Black & Decker, Inc.	9,300	1,343,013
		2,178,909
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	31,700	4,004,027
Oshkosh Corp.	3,900	295,620
		4,299,647
Machinery – Diversified — 1.2%
AGCO Corp.	4,700	355,790
Crane Co.	2,300	185,449
Cummins, Inc.	9,600	1,561,632
Deere & Co.	19,200	3,238,656
Dover Corp.	8,200	816,392
Rockwell Automation, Inc.	6,600	1,087,680
Roper Technologies, Inc.	5,536	1,974,138
		9,219,737
Miscellaneous – Manufacturing — 1.4%
A.O. Smith Corp.	6,400	305,344
Eaton Corp. PLC	25,700	2,136,955
General Electric Co.	738,993	6,606,597
Parker-Hannifin Corp.	7,800	1,408,758
Textron, Inc.	14,100	690,336
		11,147,990
Packaging & Containers — 0.7%
Ball Corp.	22,662	1,650,020
Berry Global Group, Inc. (a)	615	24,151
Packaging Corp. of America	31,376	3,328,994
Sealed Air Corp.	9,400	390,194
Sonoco Products Co.	5,300	308,513
		5,701,872
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,500	529,475
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	8,300	703,674
CSX Corp.	48,800	3,380,376
J.B. Hunt Transport Services, Inc.	5,500	608,575
Kansas City Southern	4,700	625,147
Knight-Swift Transportation Holdings, Inc.	10,400	377,520
United Parcel Service, Inc. Class B	86,015	10,306,317
		16,001,609
		96,127,878
Technology — 13.0%
Computers — 3.8%
Apple, Inc.	83,200	18,634,304
Cognizant Technology Solutions Corp. Class A	31,500	1,898,347

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett Packard Enterprise Co.	79,700	$1,209,049
International Business Machines Corp.	54,100	7,867,222
Leidos Holdings, Inc.	8,000	687,040
		30,295,962
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	12,500	373,875
Semiconductors — 5.2%
Analog Devices, Inc.	11,108	1,241,097
Applied Materials, Inc.	52,000	2,594,800
ASML Holding NV	9,051	2,248,450
Broadcom, Inc.	13,547	3,739,920
Intel Corp.	270,600	13,944,018
Lam Research Corp.	7,800	1,802,658
Micron Technology, Inc. (a)	145,632	6,240,331
NVIDIA Corp.	4,100	713,687
NXP Semiconductor NV	28,803	3,142,983
ON Semiconductor Corp. (a)	25,100	482,171
Qorvo, Inc. (a)	7,200	533,808
QUALCOMM, Inc.	17,690	1,349,393
Skyworks Solutions, Inc.	10,500	832,125
Texas Instruments, Inc.	15,133	1,955,789
		40,821,230
Software — 3.9%
CDK Global, Inc.	6,800	327,012
Electronic Arts, Inc. (a)	7,300	714,086
Fidelity National Information Services, Inc.	13,671	1,814,962
Microsoft Corp.	96,432	13,406,941
Oracle Corp.	213,400	11,743,402
Synopsys, Inc. (a)	20,287	2,784,391
		30,790,794
		102,281,861
Utilities — 6.0%
Electric — 5.7%
AES Corp.	29,600	483,664
American Electric Power Co., Inc.	26,100	2,445,309
CenterPoint Energy, Inc.	53,900	1,626,702
DTE Energy Co.	10,000	1,329,600
Edison International	49,615	3,741,963
Entergy Corp.	49,051	5,756,626
Evergy, Inc.	17,520	1,166,131
Eversource Energy	16,300	1,393,161
Exelon Corp.	1,000	48,310
NextEra Energy, Inc.	47,030	10,957,520
OGE Energy Corp.	8,800	399,344
Pinnacle West Capital Corp.	6,400	621,248
Public Service Enterprise Group, Inc.	28,000	1,738,240
Sempra Energy	44,735	6,603,333
The Southern Co.	63,340	3,912,512
Vistra Energy Corp.	30,000	801,900
WEC Energy Group, Inc.	17,400	1,654,740
		44,680,303
Gas — 0.3%
NiSource, Inc.	80,541	2,409,787
		47,090,090
TOTAL COMMON STOCK (Cost $690,008,314)		777,382,902
PREFERRED STOCK — 0.5%
Consumer, Non-cyclical — 0.1%
Health Care – Products — 0.1%
Becton Dickinson and Co. Convertible 6.125%	9,400	581,954
Industrial — 0.0%
Electronics — 0.0%
Fortive Corp. Convertible 5.000%	400	360,852
Technology — 0.1%
Semiconductors — 0.1%
Broadcom, Inc. Convertible 8.000%	570	584,470
Utilities — 0.3%
Electric — 0.3%
Sempra Energy Convertible 6.000%	5,200	614,640
Sempra Energy Convertible 6.750%	2,700	317,682
The Southern Co. Convertible 6.750%	22,730	1,216,282
		2,148,604
		2,148,604
TOTAL PREFERRED STOCK (Cost $3,524,830)		3,675,880
TOTAL EQUITIES (Cost $693,533,144)		781,058,782

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Electric — 0.0%
Pacific Gas & Electric Co. 4.000% 12/01/46	$170,000	163,625
3.950% 12/01/47	236,000	228,330
		391,955
TOTAL CORPORATE DEBT (Cost $351,187)		391,955
TOTAL BONDS & NOTES (Cost $351,187)		391,955

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
iShares Russell 1000 Value ETF	39,300	$5,040,618
TOTAL MUTUAL FUNDS (Cost $4,879,286)		5,040,618
TOTAL LONG-TERM INVESTMENTS (Cost $698,763,617)		786,491,355

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$3,987,602	3,987,602
TOTAL SHORT-TERM INVESTMENTS (Cost $3,987,602)		3,987,602
TOTAL INVESTMENTS — 100.2% (Cost $702,751,219) (c)		790,478,957
Other Assets/(Liabilities) — (0.2)%		(1,808,170)
NET ASSETS — 100.0%		$788,670,787

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,987,707. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.500%, maturity dates ranging from 2/15/23 – 3/31/23, and an aggregate market value, including accrued interest, of $4,069,622.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 1.5%
Chemicals — 0.8%
Celanese Corp.	1,840	$225,014
Eastman Chemical Co.	300	22,149
		247,163
Iron & Steel — 0.7%
Reliance Steel & Aluminum Co.	2,100	209,286
		456,449
Communications — 13.6%
Internet — 7.9%
Alphabet, Inc. Class A (a)	990	1,208,928
Alphabet, Inc. Class C (a)	50	60,950
Amazon.com, Inc. (a)	447	775,952
Expedia Group, Inc.	3,070	412,639
		2,458,469
Media — 0.9%
The Walt Disney Co.	2,030	264,550
Telecommunications — 4.8%
AT&T, Inc.	20,600	779,504
Ciena Corp. (a)	3,400	133,382
Motorola Solutions, Inc.	780	132,920
Verizon Communications, Inc.	7,156	431,936
		1,477,742
		4,200,761
Consumer, Cyclical — 10.6%
Auto Manufacturers — 2.5%
PACCAR, Inc.	10,900	763,109
Auto Parts & Equipment — 0.9%
Magna International, Inc.	5,300	282,649
Distribution & Wholesale — 1.4%
Copart, Inc. (a)	2,300	184,759
Pool Corp.	1,260	254,142
		438,901
Home Builders — 0.8%
Toll Brothers, Inc.	6,000	246,300
Retail — 5.0%
Dollar General Corp.	970	154,172
McDonald’s Corp.	1,600	343,536
Starbucks Corp.	5,300	468,626
Tractor Supply Co.	2,520	227,909
Yum! Brands, Inc.	3,110	352,767
		1,547,010
		3,277,969
Consumer, Non-cyclical — 15.6%
Biotechnology — 0.5%
Biogen, Inc. (a)	680	158,318
Commercial Services — 4.9%
Cintas Corp.	960	257,376
CoStar Group, Inc. (a)	620	367,784
Global Payments, Inc.	1,279	203,361
ManpowerGroup, Inc.	4,900	412,776
PayPal Holdings, Inc. (a)	980	101,518
Verisk Analytics, Inc.	1,100	173,954
		1,516,769
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	5,170	643,045
Foods — 0.7%
Sysco Corp.	2,800	222,320
Health Care – Products — 1.8%
Edwards Lifesciences Corp. (a)	1,350	296,878
Stryker Corp.	1,260	272,538
		569,416
Health Care – Services — 0.5%
Quest Diagnostics, Inc.	1,300	139,139
Pharmaceuticals — 5.1%
Jazz Pharmaceuticals PLC (a)	1,100	140,954
Johnson & Johnson	7,930	1,025,983
McKesson Corp.	2,870	392,214
Pfizer, Inc.	800	28,744
		1,587,895
		4,836,902
Energy — 0.4%
Oil & Gas — 0.4%
Exxon Mobil Corp.	300	21,183
Occidental Petroleum Corp.	2,700	120,069
		141,252
		141,252
Financial — 26.7%
Banks — 12.4%
Bank of America Corp.	25,300	738,001
CIT Group, Inc.	600	27,186
Citigroup, Inc.	14,700	1,015,476
JP Morgan Chase & Co.	7,200	847,368
KeyCorp	33,500	597,640
Regions Financial Corp.	37,500	593,250
		3,818,921
Diversified Financial Services — 8.2%
AerCap Holdings NV (a)	2,000	109,500
Ally Financial, Inc.	25,000	829,000
Discover Financial Services	400	32,436
Mastercard, Inc. Class A	1,155	313,663

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEI Investments Co.	2,300	$136,286
Synchrony Financial	5,400	184,086
Visa, Inc. Class A	5,460	939,175
		2,544,146
Insurance — 5.6%
Aflac, Inc.	3,600	188,352
Berkshire Hathaway, Inc. Class B (a)	3,800	790,476
Cincinnati Financial Corp.	2,850	332,510
Globe Life, Inc. (a)	700	67,032
White Mountains Insurance Group Ltd.	340	367,200
		1,745,570
Real Estate Investment Trusts (REITS) — 0.5%
EPR Properties	1,900	146,034
		8,254,671
Industrial — 9.8%
Aerospace & Defense — 3.4%
HEICO Corp.	1,210	151,105
Lockheed Martin Corp.	1,830	713,810
Spirit AeroSystems Holdings, Inc. Class A	2,100	172,704
		1,037,619
Electronics — 1.0%
Allegion PLC	3,100	321,315
Environmental Controls — 0.7%
Waste Management, Inc.	1,920	220,800
Machinery – Diversified — 1.8%
AGCO Corp.	4,400	333,080
Cummins, Inc.	1,280	208,218
		541,298
Miscellaneous – Manufacturing — 1.9%
AptarGroup, Inc.	2,860	338,767
Parker-Hannifin Corp.	1,350	243,823
		582,590
Transportation — 1.0%
Norfolk Southern Corp.	1,800	323,388
		3,027,010
Technology — 18.8%
Computers — 5.0%
Apple, Inc.	2,080	465,857
EPAM Systems, Inc. (a)	750	136,740
HP, Inc.	15,600	295,152
International Business Machines Corp.	2,490	362,096
Seagate Technology PLC	5,100	274,329
		1,534,174
Semiconductors — 5.2%
ASML Holding NV	810	201,220
Broadcom, Inc.	2,290	632,200
Lam Research Corp.	1,040	240,355
Micron Technology, Inc. (a)	9,400	402,790
Xilinx, Inc.	1,510	144,809
		1,621,374
Software — 8.6%
ANSYS, Inc. (a)	1,000	221,360
Broadridge Financial Solutions, Inc.	1,750	217,752
Microsoft Corp.	9,020	1,254,051
MSCI, Inc.	760	165,490
Veeva Systems, Inc. Class A (a)	815	124,442
Workday, Inc. Class A (a)	3,930	667,943
		2,651,038
		5,806,586
Utilities — 0.7%
Gas — 0.7%
Atmos Energy Corp.	1,800	205,002
TOTAL COMMON STOCK (Cost $27,599,177)		30,206,602
TOTAL EQUITIES (Cost $27,599,177)		30,206,602
TOTAL LONG-TERM INVESTMENTS (Cost $27,599,177)		30,206,602

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$741,070	741,070
TOTAL SHORT-TERM INVESTMENTS (Cost $741,070)		741,070
TOTAL INVESTMENTS — 100.1% (Cost $28,340,247) (c)		30,947,672
Other Assets/(Liabilities) — (0.1)%		(28,409)
NET ASSETS — 100.0%		$30,919,263

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $741,090. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $758,313.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.5%

COMMON STOCK — 0.5%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	2,157,000	$—
Energy — 0.5%
Oil & Gas — 0.5%
Fieldwood Energy LLC Common Equity (c)	13,011	322,022
Fieldwood Energy LLC Restricted Common Equity (c)	3,193	79,027
Jupiter Resources, Inc. (c)	191,606	287,409
		688,458
TOTAL COMMON STOCK (Cost $3,475,087)		688,458
PREFERRED STOCK — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Agriculture Holdings LLC (c)	1,144,535	52,992
TOTAL PREFERRED STOCK (Cost $733,962)		52,992
TOTAL EQUITIES (Cost $4,209,049)		741,450

	Principal Amount
BONDS & NOTES — 93.5%

BANK LOANS — 5.9%
Aerospace & Defense — 1.0%
TransDigm, Inc., 2018 Term Loan F, 1 mo. LIBOR + 2.500% 4.544% VRN 6/09/23	$612,338	610,317
Veritas Bermuda Ltd., USD Repriced Term Loan B, 3 mo. LIBOR + 4.500% 6.604% VRN 1/27/23	744,275	701,709
		1,312,026
Electronics — 0.7%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.294% VRN 7/02/25	942,875	914,947
Health Care – Services — 0.5%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 6.294% VRN 10/02/25	677,972	651,728

Oil & Gas — 0.7%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 3 mo. LIBOR + 5.250% 7.506% VRN 4/11/22	674,554	583,112
Exit 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.506% VRN 4/11/23	387,384	286,664
		869,776
Packaging & Containers — 2.0%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.590% VRN 4/03/24	1,341,615	1,312,180
Consolidated Energy Finance, SA, Term Loan B, 3 mo. LIBOR + 2.500% 4.547% VRN 5/07/25	892,523	863,516
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 4.794% VRN 2/05/23	530,862	531,525
		2,707,221
Telecommunications — 1.0%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 4.794% VRN 1/31/25	1,333,289	1,323,663
TOTAL BANK LOANS (Cost $7,712,654)		7,779,361
CORPORATE DEBT — 87.6%
Aerospace & Defense — 2.3%
TransDigm, Inc. 6.375% 6/15/26	654,000	688,335
Triumph Group, Inc. 4.875% 4/01/21	422,000	422,338
5.250% 6/01/22	305,000	303,353
6.250% 9/15/24 (d)	306,000	318,301
7.750% 8/15/25 (e)	1,243,000	1,254,249
		2,986,576
Agriculture — 0.8%
JBS Investments II GmbH 7.000% 1/15/26 (d)	390,000	420,806
Pinnacle Operating Corp. 9.000% 5/15/23 (d)	1,667,522	583,633
		1,004,439

Airlines — 1.1%
American Airlines Group, Inc. 5.500% 10/01/19 (d)	891,000	891,000
5.000% 6/01/22 (d)	547,000	567,977
		1,458,977

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.7%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	$589,000	$604,461
5.875% 6/01/29 (d)	270,000	292,950
		897,411
Building Materials — 1.8%
James Hardie International Finance DAC 4.750% 1/15/25 (d)	126,000	129,780
5.000% 1/15/28 (d)	485,000	503,187
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (d)	368,000	396,520
Standard Industries, Inc. 4.750% 1/15/28 (d)	1,345,000	1,390,273
		2,419,760
Chemicals — 1.6%
CF Industries, Inc. 5.375% 3/15/44	206,000	207,448
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	655,000	656,638
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (d)	1,225,000	1,277,062
		2,141,148
Coal — 2.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	601,000	593,487
Peabody Energy Corp. 6.000% 3/31/22 (d)	1,383,000	1,389,915
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	1,013,000	901,570
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	534,000	555,360
		3,440,332
Commercial Services — 1.2%
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (d)	625,000	626,750
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (d)	534,000	561,394
Service Corp. International 5.125% 6/01/29	360,000	384,750
		1,572,894
Computers — 0.5%
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	413,000	435,302
MTS Systems Corp. 5.750% 8/15/27 (d)	135,000	140,400
Western Digital Corp. 4.750% 2/15/26	104,000	106,990
		682,692
Distribution & Wholesale — 0.1%
Performance Food Group, Inc. 5.500% 10/15/27 (d)	127,000	133,668
Diversified Financial Services — 3.5%
Ally Financial, Inc. 3.875% 5/21/24	415,000	429,442
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	1,500,000	1,518,750
LPL Holdings, Inc. 5.750% 9/15/25 (d)	1,134,000	1,179,360
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (d)	1,477,000	1,527,661
		4,655,213
Electric — 2.1%
NRG Energy, Inc. 5.250% 6/15/29 (d)	374,000	402,162
6.625% 1/15/27	702,000	760,512
Vistra Operations Co. LLC 3.550% 7/15/24 (d)	470,000	473,120
4.300% 7/15/29 (d)	568,000	582,772
5.000% 7/31/27 (d)	550,000	566,324
		2,784,890
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 7.750% 1/15/27 (d)	387,000	431,195
Entertainment — 0.1%
Cedar Fair LP 5.250% 7/15/29 (d)	142,000	151,940
Environmental Controls — 0.1%
Clean Harbors, Inc. 4.875% 7/15/27 (d)	136,000	141,950
Foods — 5.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 5.875% 2/15/28 (d)	255,000	269,902
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (d)	362,000	402,725
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	646,000	665,412
6.500% 4/15/29 (d)	1,094,000	1,214,318
6.750% 2/15/28 (d)	824,000	912,580
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	826,000	875,543

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co. 3.750% 4/01/30 (d)	$184,000	$185,718
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	247,000	255,645
5.875% 9/30/27 (d)	398,000	427,452
Post Holdings, Inc. 5.500% 3/01/25 (d)	309,000	323,678
5.625% 1/15/28 (d)	468,000	496,080
5.750% 3/01/27 (d)	382,000	404,996
Simmons Foods, Inc. 7.750% 1/15/24 (d)	189,000	204,593
Smithfield Foods, Inc. 5.200% 4/01/29 (d)	264,000	290,533
		6,929,175
Hand & Machine Tools — 1.0%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	1,138,000	1,009,975
Colfax Corp. 6.000% 2/15/24 (d)	168,000	177,803
6.375% 2/15/26 (d)	178,000	191,517
		1,379,295
Health Care – Products — 3.1%
Avanos Medical, Inc. 6.250% 10/15/22	1,300,000	1,321,125
Avantor, Inc. 6.000% 10/01/24 (d)	71,000	76,078
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	2,784,000	2,719,133
		4,116,336
Health Care – Services — 4.7%
Catalent Pharma Solutions, Inc. 5.000% 7/15/27 (d)	176,000	182,600
Centene Corp. 5.375% 6/01/26 (d)	52,000	54,405
Envision Healthcare Corp. 8.750% 10/15/26 (d)	1,158,000	706,380
HCA, Inc. 5.875% 2/15/26	1,138,000	1,272,056
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (d)	972,000	1,033,965
Tenet Healthcare Corp. 4.625% 7/15/24	400,000	411,092
4.625% 9/01/24 (d)	323,000	332,264
4.875% 1/01/26 (d)	750,000	769,687
5.125% 11/01/27 (d)	500,000	516,675
6.250% 2/01/27 (d)	402,000	418,703
8.125% 4/01/22	340,000	367,727
WellCare Health Plans, Inc. 5.250% 4/01/25	206,000	214,498
		6,280,052
Home Builders — 1.1%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	491,000	500,820
Mattamy Group Corp. 6.500% 10/01/25 (d)	764,000	802,200
6.875% 12/15/23 (d)	194,000	201,760
		1,504,780
Housewares — 0.3%
Newell Brands, Inc. 4.200% 4/01/26	372,000	389,200
Insurance — 1.4%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	691,000	644,220
8.125% 2/15/24 (d)	110,000	118,525
CNO Financial Group, Inc. 5.250% 5/30/29	866,000	948,270
York Risk Services Holding Corp. 8.500% 10/01/22 (d)	157,000	160,336
		1,871,351
Internet — 1.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250% 12/01/27 (d)	315,000	331,144
Netflix, Inc. 5.375% 11/15/29 (d)	523,000	545,228
5.875% 11/15/28	595,000	646,348
		1,522,720
Investment Companies — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	761,000	800,201
Iron & Steel — 0.9%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,218,075
Leisure Time — 2.0%
Brunswick Corp. 7.375% 9/01/23	285,000	324,552
7.125% 8/01/27	919,000	1,088,739
Carlson Travel, Inc. 6.750% 12/15/23 (d)	296,000	302,660
9.500% 12/15/24 (d)	988,000	995,410
		2,711,361
Lodging — 1.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	492,000	505,530
5.500% 3/01/25 (d)	740,000	779,072
		1,284,602
Machinery – Diversified — 1.0%
Wabtec Corp. 3.450% 11/15/26	1,273,000	1,286,528

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 11.5%
Altice Financing SA 6.625% 2/15/23 (d)	$600,000	$615,750
Altice Finco SA 8.125% 1/15/24 (d)	627,000	647,377
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 3/01/30 (d) (f)	991,000	1,006,073
5.375% 6/01/29 (d)	1,500,000	1,597,500
5.750% 2/15/26 (d)	550,000	581,350
5.875% 5/01/27 (d)	822,000	869,265
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)	391,000	407,363
9.250% 2/15/24 (d)	213,000	234,015
CSC Holdings LLC 5.750% 1/15/30 (d) (f)	767,000	801,607
7.500% 4/01/28 (d)	565,000	636,275
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	568,000	589,300
6.625% 8/15/27 (d) (e)	297,000	308,137
DISH DBS Corp. 5.000% 3/15/23	207,000	209,132
7.750% 7/01/26	681,000	692,917
GCI LLC 6.625% 6/15/24 (d)	250,000	269,688
6.875% 4/15/25	1,550,000	1,631,375
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (d)	205,000	215,763
Neptune Finco Corp. 6.625% 10/15/25 (d)	50,000	53,515
Nexstar Escrow, Inc. 5.625% 7/15/27 (d)	255,000	267,113
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	160,000	162,600
Sirius XM Radio, Inc. 4.625% 7/15/24 (d)	671,000	695,713
5.375% 4/15/25 (d)	522,000	540,922
5.375% 7/15/26 (d)	167,000	175,327
5.500% 7/01/29 (d)	981,000	1,047,217
Virgin Media Secured Finance PLC 5.500% 5/15/29 (d)	489,000	510,394
Ziggo BV 5.500% 1/15/27 (d)	489,000	509,636
		15,275,324
Mining — 4.8%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	294,000	289,590
First Quantum Minerals Ltd. 7.250% 4/01/23 (d)	659,000	649,115
7.500% 4/01/25 (d)	922,000	905,865
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,258,290
Kinross Gold Corp. 4.500% 7/15/27	640,000	671,187
5.950% 3/15/24	441,000	490,855
6.875% 9/01/41	476,000	550,375
New Gold, Inc. 6.250% 11/15/22 (d)	998,000	1,000,695
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	884,000	519,350
		6,335,322
Miscellaneous – Manufacturing — 0.5%
Amsted Industries, Inc. 5.625% 7/01/27 (d)	617,000	650,935
Office Equipment/Supplies — 0.3%
Xerox Corp. 4.125% STEP 3/15/23	352,000	357,720
Oil & Gas — 4.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22 (e)	618,000	596,370
7.750% 4/15/23	204,000	189,210
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	924,000	309,540
Laredo Petroleum, Inc. 5.625% 1/15/22	711,000	668,340
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	594,000	610,335
Oasis Petroleum, Inc. 2.625% 9/15/23	100,000	74,035
6.875% 1/15/23	332,000	303,780
Parkland Fuel Corp. 5.875% 7/15/27 (d)	247,000	259,180
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	47,000	48,469
SM Energy Co. 6.625% 1/15/27	188,000	162,150
6.750% 9/15/26 (e)	690,000	603,750
Tullow Oil PLC 6.250% 4/15/22 (d)	1,364,000	1,378,322
Whiting Petroleum Corp. 6.625% 1/15/26	381,000	257,175
		5,460,656
Oil & Gas Services — 0.5%
Welltec A/S 9.500% 12/01/22 (d)	696,000	682,080

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.8%
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (d)	$781,000	$738,279
Trident TPI Holdings, Inc. 9.250% 8/01/24 (d)	386,000	378,280
		1,116,559
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	250,000	280,575
9.250% 4/01/26 (d)	600,000	681,744
Bausch Health Cos., Inc. 5.500% 3/01/23 (d)	187,000	189,338
5.875% 5/15/23 (d)	80,000	81,000
6.125% 4/15/25 (d)	75,000	77,719
Horizon Pharma USA, Inc. 5.500% 8/01/27 (d)	255,000	265,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.500% 4/15/25 (d)	398,000	117,529
5.625% 10/15/23 (d) (e)	158,000	52,140
5.750% 8/01/22 (d)	86,000	32,250
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	629,000	576,321
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24 (e)	315,000	271,491
		2,625,307
Pipelines — 1.4%
Cheniere Energy Partners LP 4.500% 10/01/29 (d)	271,000	277,436
5.625% 10/01/26	725,000	769,334
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	765,000	767,869
		1,814,639
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (d) (e)	184,000	170,940
Real Estate Investment Trusts (REITS) — 1.7%
ESH Hospitality, Inc. 4.625% 10/01/27 (d)	388,000	389,455
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	539,000	564,602
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	804,780
Ryman Hospitality Properties, Inc. 4.750% 10/15/27 (d)	425,000	437,236
		2,196,073
Retail — 2.1%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	602,000	453,005
8.625% 6/15/20	299,000	224,998
Golden Nugget, Inc. 8.750% 10/01/25 (d)	151,000	157,418
KGA Escrow LLC 7.500% 8/15/23 (d)	403,000	422,142
Murphy Oil USA, Inc. 4.750% 9/15/29	276,000	282,210
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	1,045,850
Sonic Automotive, Inc. 5.000% 5/15/23	72,000	72,900
Yum! Brands, Inc. 4.750% 1/15/30 (d)	179,000	184,846
		2,843,369
Software — 4.3%
RP Crown Parent LLC 7.375% 10/15/24 (d)	191,000	198,640
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	960,000	1,003,224
TIBCO Software, Inc. 11.375% 12/01/21 (d)	2,877,000	3,001,970
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	1,568,000	1,481,760
		5,685,594
Storage/Warehousing — 0.9%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	1,111,000	1,131,831
Telecommunications — 7.1%
CenturyLink, Inc. 6.750% 12/01/23 (e)	500,000	547,500
CommScope Technologies Finance LLC 6.000% 6/15/25 (d)	129,000	116,745
CommScope, Inc. 6.000% 3/01/26 (d)	162,000	167,638
8.250% 3/01/27 (d)	374,000	364,066
Hughes Satellite Systems Corp. 5.250% 8/01/26	805,000	861,350
6.625% 8/01/26	272,000	295,245
Intelsat Connect Finance SA 9.500% 2/15/23 (d)	677,000	626,015
Intelsat Jackson Holdings SA 8.500% 10/15/24 (d)	1,189,000	1,197,549
9.750% 7/15/25 (d)	132,000	137,874
Sprint Corp. 7.250% 9/15/21	745,000	794,989
7.625% 3/01/26	422,000	465,782
7.875% 9/15/23	1,578,000	1,733,370

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc. 6.000% 4/15/24	$453,000	$469,987
6.500% 1/15/26	679,000	730,054
Telecom Italia SpA 5.303% 5/30/24 (d)	586,000	631,972
ViaSat, Inc. 5.625% 4/15/27 (d)	197,000	206,850
		9,346,986
Toys, Games & Hobbies — 0.5%
Mattel, Inc. 2.350% 8/15/21	70,000	68,075
6.750% 12/31/25 (d)	516,000	538,415
		606,490
Transportation — 2.8%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	3,200,000	2,872,000
XPO Logistics, Inc. 6.750% 8/15/24 (d)	716,000	776,860
		3,648,860
TOTAL CORPORATE DEBT (Cost $115,948,084)		116,145,446
TOTAL BONDS & NOTES (Cost $123,660,738)		123,924,807

	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A (a) (b) (c)	2,106	1,053
Appvion Holding Corp. Tranche B (a) (b) (c)	2,106	263
TOTAL WARRANTS (Cost $0)		1,316
MUTUAL FUNDS — 5.8%
Diversified Financial Services — 5.8%
State Street Navigator Securities Lending Prime Portfolio (g)	7,676,610	7,676,610
TOTAL MUTUAL FUNDS (Cost $7,676,610)		7,676,610
TOTAL LONG-TERM INVESTMENTS (Cost $135,546,397)		132,344,183

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Commercial Paper — 3.0%
COX Enterprises, Inc. 2.231% 10/01/19 (d)	$2,500,000	2,499,830
Keurig Dr Pepper, Inc. 2.256% 10/31/19 (d)	1,500,000	1,497,066
		3,996,896
TOTAL SHORT-TERM INVESTMENTS (Cost $3,997,225)		3,996,896
TOTAL INVESTMENTS — 102.8% (Cost $139,543,622) (h)		136,341,079
Other Assets/(Liabilities) — (2.8)%		(3,776,118)
NET ASSETS — 100.0%		$132,564,961

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $1,316 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $85,307,993 or 64.35% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $7,517,848 or 5.67% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Represents investment of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 139.7%
CORPORATE DEBT — 0.4%
Health Care – Products — 0.4%
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875% 2.979% FRN 12/29/20	$1,545,000	$1,545,517
TOTAL CORPORATE DEBT (Cost $1,549,800)		1,545,517
MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 3.176% FRN 4/26/27	62,610	62,643
TOTAL MUNICIPAL OBLIGATIONS (Cost $62,610)		62,643
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.6%
Auto Floor Plan ABS — 0.8%
Navistar Financial Dealer Note Master Owner Trust II, Series 2019-1, Class B, 1 mo. USD LIBOR + .750% 2.768% FRN 5/25/24 (a)	1,400,000	1,400,455
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A1, 1 mo. USD LIBOR + .600% 2.628% FRN 10/15/23 (a)	470,000	470,220
Series 2018-1A, Class A1, 1 mo. USD LIBOR + .640% 2.668% FRN 2/15/23 (a)	850,000	851,982
		2,722,657
Automobile ABS — 6.0%
American Credit Acceptance Receivables Trust Series 2018-3, Class A, 2.920% 8/12/21 (a)	45,815	45,830
Series 2017-4, Class C, 2.940% 1/10/24 (a)	1,063,603	1,065,579
Series 2018-4, Class A, 3.380% 12/13/21 (a)	756,572	758,032
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,300,000	1,324,278
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (a)	388,000	394,162
Chesapeake Funding II LLC Series 2018-1A, Class A2, 1 mo. USD LIBOR + .450% 2.478% FRN 4/15/30 (a)	785,206	785,936
Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.028% FRN 6/15/28 (a)	169,457	169,586
CPS Auto Trust Series 2018-A, Class A, 2.160% 5/17/21 (a)	5,663	5,663
Series 2018-C, Class A, 2.870% 9/15/21 (a)	210,129	210,355
Series 2019-A, Class A, 3.180% 6/15/22 (a)	263,023	264,296
Series 2018-C, Class B, 3.430% 7/15/22 (a)	260,000	261,727
Drive Auto Receivables Trust Series 2017-1, Class C, 2.840% 4/15/22	164,165	164,254
Series 2018-2, Class B, 3.220% 4/15/22	135,116	135,223
Series 2019-1, Class C, 3.780% 4/15/25	963,000	981,529
DT Auto Owner Trust Series 2018 2A ,Class A, 2.840% 9/15/21 (a)	151,115	151,159
Series 2018-1A, Class B, 3.040% 1/18/22 (a)	319,089	319,378
Exeter Automobile Receivables Trust Series 2019-3A, Class A, 2.590% 9/15/22 (a)	908,249	909,476
Series 2018-1A, Class B, 2.750% 4/15/22 (a)	264,628	264,827
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	94,072	94,116
Series 2018-3A, Class A, 2.900% 1/18/22 (a)	180,229	180,360
Series 2017-1A, Class B, 3.000% 12/15/21 (a)	230,711	231,000
Series 2018-4A, Class A, 3.050% 12/15/21 (a)	295,495	295,931
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	435,000	439,487
First Investors Auto Owner Trust Series 2017-3A, Class A1, 2.000% 3/15/22 (a)	105,679	105,649
Series 2018-1A, Class A1, 2.840% 5/16/22 (a)	252,717	252,954
Flagship Credit Auto Trust Series 2017-4, Class A, 2.070% 4/15/22 (a)	551,391	550,772
Series 2018-1, Class A, 2.590% 6/15/22 (a)	711,148	711,649
Series 2016-4, Class C, 2.710% 11/15/22 (a)	680,000	681,647

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1, Class B, 2.830% 3/15/23 (a)	$761,983	$762,687
Series 2018-2, Class A, 2.970% 10/17/22 (a)	1,514,438	1,520,851
Hertz Fleet Lease Funding LP Series 2018-1, Class A1, 1 mo. USD LIBOR + .500% 2.549% FRN 5/10/32 (a)	2,296,681	2,298,115
Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100% 3.149% FRN 4/10/30 (a)	87,362	87,373
Hertz Vehicle Financing II LP Series 2015-1A, Class B, 3.520% 3/25/21 (a)	890,000	893,204
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	730,000	735,284
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (a)	214,174	214,048
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	77,663	77,662
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2B, 1 mo. USD LIBOR + .470% 2.519% FRN 8/10/21 (a)	728,250	728,562
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (a)	258,025	258,298
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2A 2.130% 11/10/20 (a)	20,321	20,319
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	149,515	149,661
Tesla Auto Lease Trust Series 2018-A, Class A, 2.320% 12/20/19 (a)	26,789	26,789
Series 2018-A, Class B, 2.750% 2/20/20 (a)	265,000	265,102
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1 mo. USD LIBOR + .120% 2.148% FRN 8/16/21	1,190,509	1,190,570
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A 2.840% 9/15/21 (a)	395,155	395,558
		21,378,938
Commercial MBS — 1.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.528% FRN 7/15/35 (a)	1,700,000	1,700,525
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.728% FRN 11/15/35 (a)	1,774,730	1,779,156
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 3.778% FRN 12/15/37 (a)	308,865	310,405
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.825% VRN 7/10/38 (b)	179,226	180,722
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 3.028% FRN 6/15/32 (a)	1,727,855	1,726,256
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.828% FRN 5/15/36 (a)	476,000	476,013
VMC Finance LLC, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 0.82% 2.845% FRN 3/15/35 (a)	537,920	538,590
		6,711,667
Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770% 2.798% FRN 5/14/29	1,100,000	1,097,711
Home Equity ABS — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + .170% 2.188% FRN 3/25/36	412,413	410,595
Other ABS — 15.3%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.228% FRN 3/15/41 (a)	393,199	387,281
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.228% FRN 6/15/41 (a)	1,433,518	1,402,996
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.228% FRN 12/15/41 (a)	230,436	228,146
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.228% FRN 3/15/42 (a)	624,574	602,192
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.228% FRN 9/15/41 (a)	144,569	141,459

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (a)	$374,501	$378,979
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	1,691,369	1,735,030
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850% 3.153% FRN 1/15/28 (a)	2,450,000	2,445,296
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 3.178% FRN 6/15/28 (a)	780,000	780,729
Avant Loans Funding Trust Series 2019-B, Class A, 2.720% 10/15/26 (a)	2,905,000	2,906,871
Series 2018-B, Class A, 3.420% 1/18/22 (a)	432,566	433,604
Series 2019-A, Class A, 3.480% 7/15/22 (a)	689,092	692,145
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.376% FRN 4/25/26 (a)	1,329,253	1,329,446
BCC Funding XIV LLC, Series 2018-1A, Class A2 2.960% 6/20/23 (a)	551,490	554,322
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	23,967	23,947
CCG Receivables Trust, Series 2018-2, Class A2 3.090% 12/15/25 (a)	890,093	897,107
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3 mo. USD LIBOR + .780% 3.083% FRN 4/15/27 (a)	2,427,547	2,421,714
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.478% FRN 9/25/34	11,119	10,583
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.153% FRN 7/15/23 (a)	53,710	53,818
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	112,005	110,970
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	327,915	330,290
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.378% FRN 10/25/35	1,570,986	1,567,781
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (a)	69,937	69,649
KREF Ltd. Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 3.375% FRN 6/15/36 (a)	2,000,000	2,011,061
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 4.575% FRN 6/15/36 (a)	2,450,000	2,472,520
LCM Ltd., 3 mo. USD LIBOR + 1.240% 3.543% FRN 7/15/27 (a)	1,300,000	1,300,001
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	630,000	637,441
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (a)	1,800,000	1,802,761
Marlette Funding Trust Series 2018-1A, Class A, 2.610% 3/15/28 (a)	130,408	130,428
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	271,129	271,400
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	435,095	438,332
Series 2018-3A, Class A, 3.200% 9/15/28 (a)	392,637	393,894
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	295,112	297,701
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	385,000	391,548
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	108,702	108,862
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800% 3.103% FRN 1/15/28 (a)	2,450,000	2,447,491
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	409,000	409,121
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820% 3.087% FRN 10/26/27 (a)	2,450,000	2,447,048
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (a)	262,299	263,896
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	240,453	241,976
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.340% 2/25/23 (a)	440,000	440,262

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1 mo. USD LIBOR + .150% 2.168% FRN 9/25/36	$2,332,462	$2,311,346
Securitized Equipment Receivable 3.760% 10/11/24	400,000	400,528
4.200% 10/11/24	430,000	431,431
Sierra Receivables Funding LLC Series 2015-2A, Class A, 2.430% 6/20/32 (a)	301,160	300,834
Series 2015-2A, Class B, 3.020% 6/20/32 (a)	874,570	876,402
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	374,010	374,132
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	29,021	29,156
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	778,013	799,726
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	703,917	720,088
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (a)	143,342	143,739
Series 2016-5, Class A, 3.060% 9/25/28 (a)	771,726	774,786
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	182,044	182,480
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	577,451	578,837
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	485,559	490,277
Series 2017-2, Class A, 3.280% 2/25/26 (a)	339,355	342,278
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	649,543	649,640
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 2.818% FRN 11/25/35 (a)	1,450,000	1,415,512
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (a)	1,236,600	1,251,019
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	794,517	794,536
Trafigura Securitisation Finance PLC Series 2017-1A, Class A1, 2.878% 12/15/20 (a)	2,950,000	2,952,664
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.70% 3.890% FRN 12/15/20 (a)	1,330,000	1,331,507
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	184,721	184,805
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26 (a)	371,960	372,755
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	401,908	403,577
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	117,098	116,938
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	524,670	531,016
		54,770,107
Student Loans ABS — 18.5%
Academic Loan Funding Trust, Series 2013-1A, Class A 2.945% 12/26/44 (a)	1,822,457	1,821,460
Access Group, Inc., Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.729% FRN 9/22/37	633,865	608,416
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.203% FRN 7/01/38	30,355	30,010
Brazos Higher Education Authority, Inc. Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.469% FRN 6/25/26	1,026,928	1,012,819
Series 2006-2, Class B2, 3.537% 6/25/42	1,200,000	1,179,140
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.793% FRN 1/15/37	472,365	441,405
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (a)	276,386	280,559
DRB Prime Student Loan Trust Series 2015-B, Class A3, 2.540% 4/27/26 (a)	11,582	11,555
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.918% FRN 10/25/44 (a)	2,098,372	2,118,897
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.018% FRN 4/25/40 (a)	70,741	71,900
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.068% FRN 2/26/35 (a)	210,344	212,704
ECMC Group Student Loan Trust Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.218% FRN 12/27/66 (a)	1,452,947	1,467,594

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A, 3.240% 2/27/68 (a)	$3,213,553	$3,191,992
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.368% FRN 7/26/66 (a)	966,619	973,589
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150% 4.350% FRN 12/01/47 (a)	873,495	870,007
Edsouth Indenture No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 2.818% FRN 10/25/56 (a)	425,907	422,637
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 12/25/58 (a)	1,000,000	1,009,676
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750% 2.768% FRN 8/25/42 (a)	613,249	611,377
GCO Education Loan Funding Trust, Series 2006-1, Class A9L, 3 mo. USD LIBOR + .160% 2.292% FRN 5/25/26	1,298,271	1,297,390
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 2.832% FRN 8/25/48 (a)	302,814	303,827
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 2.606% FRN 6/28/39 (a)	527,826	500,357
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 2.452% FRN 5/25/29	195,264	193,404
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 3.228% FRN 12/15/28 (a)	478,019	482,233
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (a)	1,104,933	1,107,981
Navient Student Loan Trust Series 2018-1A, Class A3, 1 mo. USD LIBOR + .720% 2.738% FRN 3/25/67 (a)	1,120,000	1,116,594
Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850% 2.868% FRN 6/25/65 (a)	353,590	354,570
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.018% FRN 2/27/68 (a)	3,387,000	3,416,683
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.268% FRN 6/25/65 (a)	2,119,227	2,140,607
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.318% FRN 3/25/66 (a)	2,200,000	2,237,930
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 3.607% FRN 7/25/68 (a)	2,900,000	2,900,049
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.768% FRN 12/26/40 (a)	432,481	430,357
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.259% FRN 3/23/37	1,112,685	1,097,459
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.329% FRN 3/23/37	885,620	851,596
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.356% FRN 6/25/41	337,958	313,039
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.386% FRN 10/25/33	641,821	630,596
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.476% FRN 1/25/38	780,402	747,392
Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600% 2.618% FRN 9/25/47 (a)	1,708,704	1,706,888
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.626% FRN 10/25/40	1,195,756	1,130,471
Series 2018-1A, Class A2, 1 mo. USD LIBOR + .760% 2.778% FRN 5/25/66 (a)	1,790,000	1,770,673
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/41 (a)	375,000	373,075
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.076% FRN 7/25/25	2,085,252	2,091,170
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.349% FRN 12/15/39	1,274,793	1,190,844
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.399% FRN 3/15/40	1,914,967	1,778,087

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500% 4.528% FRN 1/15/43 (a)	$195,731	$197,041
SLM Student Loan Trust Series 2002-7, Class A11, 28 day ARS 1.836% FRN 3/15/28	90,000	90,000
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.386% FRN 1/26/43	536,283	520,317
Series 2007-4, Class B1, 3 mo. USD LIBOR + .140% 2.416% FRN 7/25/25	600,061	595,980
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.416% FRN 10/25/28	527,695	523,823
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.426% FRN 3/25/44	1,760,000	1,676,741
Series 2005-4, Class A4, 3 mo. USD LIBOR + .170% 2.446% FRN 7/25/40	1,000,000	945,927
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.476% FRN 1/25/70	373,484	347,470
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.486% FRN 10/25/40	401,783	374,317
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.496% FRN 1/25/41	438,095	409,498
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.496% FRN 3/25/44	891,497	838,397
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.576% FRN 7/25/25	319,342	318,851
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.586% FRN 1/25/55	401,927	375,440
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 2.736% FRN 1/25/40	440,510	416,079
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.746% FRN 10/25/64	307,066	290,678
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.769% FRN 12/15/38	450,898	429,376
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.876% FRN 10/25/65 (a)	1,550,000	1,528,748
Series 2003-2, Class A7, 28 day ARS 3.237% FRN 9/15/28	750,000	750,000
Series 2003-5, Class A9, 28 day ARS 3.434% FRN 6/15/30	700,000	700,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	550,000	550,000
SMB Private Education Loan Trust Series 2018-C, Class A1, 1 mo. USD LIBOR + .300% 2.328% FRN 9/15/25 (a)	454,504	454,409
Series 2019-B, Class A1, 1 mo. USD LIBOR + .350% 2.378% FRN 7/15/26 (a)	507,045	507,044
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 2.748% FRN 1/15/37 (a)	1,500,000	1,491,408
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.898% FRN 7/15/36 (a)	1,639,000	1,632,454
Series 2014-A, Class A2A, 3.050% 5/15/26 (a)	309,940	313,699
SoFi Alternative Trust, Series 2019-C, Class PT, 4.683% VRN 1/25/45 (a) (b)	2,327,240	2,417,925
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.050% 1/25/41 (a)	340,230	339,668
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 2.718% FRN 3/26/40 (a)	385,529	385,931
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.218% FRN 3/25/33 (a)	77,024	77,156
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.768% FRN 8/25/36 (a)	287,440	291,125
		66,288,511
WL Collateral CMO — 7.7%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	1,954,863	1,971,190
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + .440% 2.484% FRN 7/20/36	2,131,010	2,096,596
BRAVO Residential Funding Trust 2019-NQM1, Series 2019-NQM1, Class A1, 2.666% VRN 7/25/59 (a) (b)	1,287,393	1,281,552
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 2.994% FRN 8/25/49 (a)	4,800,000	4,792,962

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	$1,461,212	$1,459,623
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	485,742	486,151
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	485,742	486,505
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	1,364,901	1,388,536
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	361,130	366,953
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,231,410	2,283,171
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	594,944	604,099
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	895,522	906,508
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	871,442	885,972
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,468,591	1,513,779
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .310% 2.328% FRN 11/25/35	1,637,730	1,637,601
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	841,611	853,085
Sequoia Mortgage Trust Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	790,450	803,588
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	521,884	533,984
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,663,767	1,695,071
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	491,964	503,043
Verus Securitization Trust, Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	1,073,570	1,069,506
		27,619,475
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $177,639,018)		180,999,661
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.2%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.227% 4.853% 3/01/37	268,884	283,090
Whole Loans — 3.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 1 mo. USD LIBOR + .700% 2.718% FRN 9/25/30	2,918,394	2,918,391
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C06, Class 1M1, 1 mo. USD LIBOR + .550% 2.568% FRN 3/25/31	672,937	672,483
Series 2017-C07, Class 1M1, 1 mo. USD LIBOR + .650% 2.668% FRN 5/25/30	1,834,300	1,834,299
Series 2017-C07, Class 2M1, 1 mo. USD LIBOR + .650% 2.668% FRN 5/25/30	945,230	945,229
Series 2018-C03, Class 1M1, 1 mo. USD LIBOR + .680% 2.698% FRN 10/25/30	1,662,647	1,661,830
Series 2018-C05, Class 1M1, 1 mo. USD LIBOR + .720% 2.738% FRN 1/25/31	2,792,308	2,791,769
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.318% FRN 4/25/29	282,569	283,411
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.468% FRN 1/25/29	110,468	110,659
		11,218,071
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,496,461)		11,501,161
U.S. TREASURY OBLIGATIONS — 85.5%
U.S. Treasury Bonds & Notes — 85.5%
U.S. Treasury Inflation Index 0.125% 4/15/22 (c)	8,460,619	8,371,694
0.125% 7/15/22 (c)	14,140,737	14,074,566
0.125% 1/15/23 (c)	19,640,028	19,468,793
0.125% 7/15/24 (c)	21,582,588	21,555,521
0.125% 7/15/26 (c)	12,308,680	12,269,359

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.250% 1/15/25 (c)	$19,697,628	$19,737,169
0.250% 7/15/29	4,714,006	4,750,011
0.375% 7/15/25 (c) (d)	16,790,467	17,001,085
0.375% 7/15/27 (c)	18,406,440	18,682,363
0.500% 4/15/24	10,284,296	10,407,387
0.500% 1/15/28 (c)	13,859,333	14,166,518
0.625% 4/15/23 (c) (e)	22,470,003	22,646,959
0.625% 2/15/43 (c)	6,472,220	6,594,629
0.750% 7/15/28 (c)	10,910,597	11,446,809
0.750% 2/15/45 (c)	9,936,240	10,371,356
0.875% 1/15/29 (c)	8,011,633	8,496,673
0.875% 2/15/47 (c)	6,376,920	6,877,600
1.000% 2/15/48 (c)	9,363,510	10,432,704
1.000% 2/15/49 (c)	5,148,778	5,777,916
1.375% 2/15/44 (c)	6,742,523	8,029,478
1.750% 1/15/28 (c)	6,735,520	7,560,063
2.000% 1/15/26 (c)	5,364,317	5,948,628
2.125% 2/15/41 (c)	5,810,838	7,757,730
2.375% 1/15/25 (c)	8,166,420	9,083,758
2.375% 1/15/27 (c)	4,420,895	5,101,751
3.375% 4/15/32 (c)	2,890,780	3,984,037
3.625% 4/15/28 (c)	4,758,690	6,097,962
3.875% 4/15/29 (c)	6,991,622	9,363,793
		306,056,312
TOTAL U.S. TREASURY OBLIGATIONS (Cost $296,157,198)		306,056,312
TOTAL BONDS & NOTES (Cost $486,905,087)		500,165,294
TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $2,179,298)		2,094,674
TOTAL LONG-TERM INVESTMENTS (Cost $489,084,385)		502,259,968
SHORT-TERM INVESTMENTS — 32.7%
Commercial Paper — 32.6%
Albemarle Corp. 2.185% 11/04/19 (a)	3,000,000	2,992,615
AT&T, Inc. 2.377% 11/12/19 (a)	1,000,000	997,278
CBS Corp. 2.238% 11/15/19 (a)	5,000,000	4,985,427
CRH America Finance, Inc. 2.239% 11/21/19 (a)	1,000,000	996,699
2.277% 10/24/19 (a)	5,000,000	4,992,473
Dowdupont, Inc. 2.261% 11/18/19 (a)	6,500,000	6,480,111
EI Dupont 2.291% 11/04/19 (a)	6,000,000	5,986,933
2.342% 12/02/19 (a)	1,000,000	996,024
Entergy Corp. 2.480% 10/28/19 (a)	6,000,000	5,988,735
Equifax, Inc. 2.236% 11/01/19 (a)	5,000,000	4,989,907
ERAC USA Finance LLC 2.317% 10/03/19 (a)	1,500,000	1,499,701
Experian Finance PLC 2.268% 10/29/19 (a)	4,000,000	3,992,421
FMC Tech, Inc. 2.290% 10/29/19 (a)	4,000,000	3,992,692
2.320% 11/21/19 (a)	3,000,000	2,990,098
Fortive Corp. 2.306% 10/21/19 (a)	6,000,000	5,992,118
General Electric Co. 2.260% 10/28/19	2,000,000	1,996,475
2.273% 11/18/19	4,000,000	3,987,570
Harley-Davidson, Inc. 2.239% 11/21/19 (a)	7,000,000	6,976,896
Keurig Dr Pepper, Inc. 2.185% 11/04/19 (a)	5,000,000	4,988,951
2.319% 10/07/19 (a)	2,000,000	1,999,086
Mondelez International, Inc. 2.279% 10/22/19 (a)	5,000,000	4,993,113
2.320% 10/17/19 (a)	1,000,000	998,934
NextEra Energy Capital Holdings, Inc. 2.258% 10/18/19 (a)	6,000,000	5,993,232
Parker-Hannifin Corp. 2.308% 10/01/19 (a)	3,000,000	2,999,808
Reckitt Benckiser Treasury Services PLC 2.492% 3/13/20 (a)	6,000,000	5,939,638
Suncor Energy, Inc. 2.376% 11/14/19 (a)	1,000,000	997,150
Telus Corp. 2.300% 10/29/19 (a)	1,000,000	998,173
2.400% 11/22/19 (a)	1,000,000	996,636
Transcanada Pipelines Ltd. 2.290% 11/01/19 (a)	1,500,000	1,496,972
Vodafone Group PLC 2.335% 12/02/19 (a)	6,500,000	6,474,406
Walgreens Boots Alliance, Inc. 2.304% 1/27/20	1,000,000	992,368
2.340% 2/24/20	6,000,000	5,943,626
		116,646,266

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (f)	$464,475	$464,475
TOTAL SHORT-TERM INVESTMENTS (Cost $117,116,568)		117,110,741
TOTAL INVESTMENTS — 173.0% (Cost $606,200,953) (g)		619,370,709
Other Assets/(Liabilities) — (73.0)%		(261,312,149)
NET ASSETS — 100.0%		$358,058,560

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $247,363,286 or 69.08% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2019.
(c)	All or portion of this security is pledged as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)	A portion of this security is pledged/held as collateral for open swap agreements. (Note 2).
(f)	Maturity value of $464,488. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $477,601.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	5,620,000	$523,039	$280,957	$242,082
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi- Annually	USD	3,155,000	322,209	151,440	170,769
									845,248	432,397	412,851
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$831,182	$1,143,840	$(312,658)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	418,244	603,061	(184,817)
									1,249,426	1,746,901	(497,475)
									$2,094,674	$2,179,298	$(84,624)

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/19/19	79	$12,767,670	$55,018
U.S. Treasury Note 2 Year	12/31/19	6	1,296,890	(3,890)
U.S. Treasury Note 5 Year	12/31/19	4	479,169	(2,575)
				$48,553

Short
U.S. Treasury Ultra 10 Year	12/19/19	37	$(5,252,145)	$(16,886)
U.S. Treasury Ultra Bond	12/19/19	34	(6,483,848)	(40,965)
				$(57,851)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 2.775%	Semi-Annually	7/02/20	USD	24,300,000	$156,171	$-	$156,171
3-Month USD LIBOR BBA	Quarterly	Fixed 2.988%	Semi-Annually	12/04/21	USD	10,160,000	298,933	-	298,933
							$455,104	$-	$455,104

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.314%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	10/01/20	USD	12,000,000	$(172,318)	$-	$(172,318)
1.570%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	1/10/21	USD	12,900,000	(13,886)	-	(13,886)
1.740%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/02/22	USD	3,000,000	(21,256)	-	(21,256)
								$(207,460)	$-	$(207,460)

Collateral for swap agreements held by Bank of America N.A. amounted to $220,000 in cash, at September 30, 2019; collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $114,845 and $119,786 in securities, respectively, at September 30, 2019.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Reverse Repurchase agreements

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 9/17/19, 2.34%, to be repurchased on demand until 11/15/19 at value plus accrued interest.	$62,708,750	$62,765,815
Agreement with CIBC, dated 7/16/19, 2.40%, to be repurchased on demand until 10/18/19 at value plus accrued interest.	36,126,200	36,152,693
Agreement with CIBC, dated 9/20/19, 2.42%, to be repurchased on demand until 10/16/19 at value plus accrued interest.	10,729,000	10,784,535
Agreement with Daiwa Securities, dated 9/13/19, 2.20%, to be repurchased on demand until 11/13/19 at value plus accrued interest.	53,278,750	53,337,357
Agreement with HSBC Bank USA, dated 9/13/19, 2.20%, to be repurchased on demand until 11/13/19 at value plus accrued interest.	44,662,500	44,711,629
Agreement with HSBC Bank USA, dated 9/18/19, 2.25%, to be repurchased on demand until 11/19/19 at value plus accrued interest.	13,822,125	13,833,355
Agreement with Morgan Stanley & Co. LLC, dated 9/12/19, 2.26%, to be repurchased on demand until 10/16/19 at value plus accrued interest.	37,317,500	37,362,010
	$258,644,825	$258,947,394

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%
PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	95,000	$2,522,250

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,522,250

TOTAL EQUITIES (Cost $2,375,000)		2,522,250

	Principal Amount
BONDS & NOTES — 98.7%
CORPORATE DEBT — 35.6%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$350,000	481,052
Agriculture — 0.6%
BAT Capital Corp. 4.758% 9/06/49	540,000	530,202
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,179,000	1,178,996
4.350% 3/15/24	1,810,000	1,906,526
Imperial Brands Finance PLC 3.875% 7/26/29 (a)	1,539,000	1,550,253
Reynolds American, Inc. 4.450% 6/12/25	1,095,000	1,167,872
5.850% 8/15/45	985,000	1,089,977
		7,423,826
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	166,981	171,356
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,560,241	1,642,154
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	519,140	541,144
		2,354,654
Auto Manufacturers — 1.5%
Ford Motor Co. 5.291% 12/08/46	530,000	489,660
Ford Motor Credit Co. LLC 3.336% 3/18/21	2,700,000	2,712,611
4.140% 2/15/23	2,760,000	2,802,312
4.375% 8/06/23	2,278,000	2,327,199

General Motors Co. 4.200% 10/01/27	565,000	575,745
5.150% 4/01/38	800,000	807,718
General Motors Financial Co., Inc. 3.500% 11/07/24	3,200,000	3,236,224
4.150% 6/19/23	3,193,000	3,318,551
4.200% 11/06/21	1,216,000	1,254,493
		17,524,513
Banks — 5.3%
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,164,926
Bank of America Corp. 4.183% 11/25/27	1,090,000	1,176,673
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,313,863
6.110% 1/29/37	1,550,000	2,030,109
7.750% 5/14/38	400,000	609,664
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	1,505,000	1,560,881
The Bank of Nova Scotia 4.500% 12/16/25	795,000	864,747
3 mo. USD LIBOR + 2.648% 4.650% VRN 12/31/99 (b)	3,575,000	3,549,081
Barclays Bank PLC 10.179% 6/12/21 (a)	3,351,000	3,747,881
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.548% FRN 5/16/24	2,085,000	2,074,485
4.337% 1/10/28	1,720,000	1,807,276
Citigroup, Inc. 4.125% 7/25/28	1,725,000	1,851,287
Credit Suisse AG 6.500% 8/08/23 (a)	3,069,000	3,414,262
Deutsche Bank AG 3.150% 1/22/21	1,805,000	1,803,746
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	2,905,000	3,037,163
First Republic Bank 4.375% 8/01/46	4,360,000	4,842,598
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,587,856
The Goldman Sachs Group, Inc. 4.250% 10/21/25	550,000	588,556
5.950% 1/15/27	1,410,000	1,675,963
6.750% 10/01/37	1,145,000	1,545,617
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,288,950
3 mo. USD LIBOR + 1.535% 4.583% VRN 6/19/29	1,685,000	1,866,260

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ING Groep NV 3.550% 4/09/24	$1,205,000	$1,258,862
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,527,544
Morgan Stanley 4.350% 9/08/26	3,200,000	3,465,361
5.000% 11/24/25	975,000	1,092,575
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	1,000,000	1,013,310
SVB Financial Group 3.500% 1/29/25	1,000,000	1,030,127
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	3,010,000	3,010,000
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,633,782
Wells Fargo & Co. 5.375% 11/02/43	909,000	1,140,377
		60,573,782
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	4,225,000	5,041,384
Molson Coors Brewing Co. 4.200% 7/15/46	1,124,000	1,135,827
5.000% 5/01/42	360,000	397,596
		6,574,807
Biotechnology — 0.2%
Celgene Corp. 3.450% 11/15/27	1,100,000	1,165,451
4.350% 11/15/47	1,230,000	1,425,825
		2,591,276
Building Materials — 0.3%
Standard Industries, Inc. 5.375% 11/15/24 (a)	1,636,000	1,685,080
5.500% 2/15/23 (a)	1,238,000	1,262,760
		2,947,840
Chemicals — 1.2%
Ashland LLC 6.875% 5/15/43	302,000	345,790
DuPont de Nemours, Inc. 5.319% 11/15/38	1,750,000	2,135,992
Huntsman International LLC 5.125% 11/15/22	1,000,000	1,066,159
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,160,000	1,167,346
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	784,434
Syngenta Finance NV 3.698% 4/24/20 (a)	1,870,000	1,876,214
4.441% 4/24/23 (a)	2,065,000	2,157,955
Yara International ASA 4.750% 6/01/28 (a)	3,328,000	3,625,770
		13,159,660
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (a)	125,000	170,668
Computers — 0.5%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	2,702,000	3,038,612
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,400,000	2,436,368
		5,474,980
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	3,560,000	3,675,451
Aircastle Ltd. 4.400% 9/25/23	3,095,000	3,255,696
5.000% 4/01/23	1,750,000	1,874,089
Ally Financial, Inc. 4.125% 2/13/22	1,250,000	1,278,125
Antares Holdings LP 6.000% 8/15/23 (a)	2,945,000	3,051,007
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,080,000	2,047,931
Brookfield Finance, Inc. 4.850% 3/29/29	1,752,000	1,982,818
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	335,000	350,584
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,286,303
4.500% 9/19/28	755,000	823,442
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,333,386
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,603,940
5.250% 8/15/22 (a)	5,055,000	5,327,465
5.500% 2/15/24 (a)	545,000	588,818
Synchrony Financial 4.375% 3/19/24	480,000	509,341
		28,988,396
Electric — 1.7%
Avangrid, Inc. 3.800% 6/01/29	1,960,000	2,105,619
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	945,000	986,008
CMS Energy Corp. 4.875% 3/01/44	780,000	947,752
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,271,502

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Louisiana LLC 4.950% 1/15/45	$1,005,000	$1,086,813
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	820,000	806,675
IPALCO Enterprises, Inc. 3.450% 7/15/20	3,410,000	3,429,654
3.700% 9/01/24	1,060,000	1,097,623
Nevada Power Co., Series N, 6.650% 4/01/36	550,000	772,868
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	797,771
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	1,860,000	1,970,634
Southwestern Electric Power Co. 6.200% 3/15/40	300,000	403,697
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (a)	439,954	533,001
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	897,258
Xcel Energy, Inc. 6.500% 7/01/36	1,250,000	1,728,947
		18,835,822
Electronics — 0.3%
Arrow Electronics, Inc. 3.250% 9/08/24	1,965,000	1,997,366
3.875% 1/12/28	985,000	1,009,728
Tyco Electronics Group SA 7.125% 10/01/37	335,000	483,006
		3,490,100
Foods — 0.5%
Ingredion, Inc. 3.200% 10/01/26	638,000	647,092
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (a)	776,000	822,545
Kraft Heinz Foods Co. 4.625% 10/01/39 (a)	1,605,000	1,613,324
Mars, Inc. 3.950% 4/01/49 (a)	1,910,000	2,177,160
		5,260,121
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,250,000	1,268,763
Gas — 0.2%
NiSource, Inc. 4.800% 2/15/44	1,035,000	1,206,188
5.800% 2/01/42	950,000	1,213,795
		2,419,983
Health Care – Products — 0.1%
Becton Dickinson and Co. 4.685% 12/15/44	825,000	957,783
Health Care – Services — 0.2%
City of Hope 4.378% 8/15/48	1,050,000	1,268,703
Humana, Inc. 4.800% 3/15/47	830,000	955,153
		2,223,856
Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	2,982,000	3,069,671
Insurance — 4.1%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,260,000	4,547,550
American International Group, Inc. 4.200% 4/01/28	2,125,000	2,318,160
4.500% 7/16/44	1,175,000	1,309,130
4.750% 4/01/48	505,000	589,767
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	2,860,000	3,058,656
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,030,000	3,024,854
Arch Capital Group US, Inc. 5.144% 11/01/43	540,000	674,558
Athene Holding Ltd. 4.125% 1/12/28	6,228,000	6,403,289
AXA Equitable Holdings, Inc. 4.350% 4/20/28	875,000	932,473
AXIS Specialty Finance LLC 3.900% 7/15/29	885,000	925,625
AXIS Specialty Finance PLC 4.000% 12/06/27	2,500,000	2,634,433
Brown & Brown, Inc. 4.200% 9/15/24	1,132,000	1,197,764
CNO Financial Group, Inc. 5.250% 5/30/25	2,621,000	2,817,051
Enstar Group Ltd. 4.500% 3/10/22	920,000	954,186
Markel Corp. 3.350% 9/17/29	585,000	591,051
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN 12/31/99 (b)	1,625,000	1,677,812
Prudential Financial, Inc. 3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,704,496
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	592,707
Reinsurance Group of America, Inc. 3.900% 5/15/29	1,440,000	1,532,171

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I 8.500% 12/15/45 (a)	$885,000	$1,296,347
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	1,080,000	1,013,305
Willis North America, Inc. 2.950% 9/15/29	905,000	890,735
4.500% 9/15/28	1,965,000	2,177,965
XLIT Ltd. 4.450% 3/31/25	2,250,000	2,443,505
		46,307,590
Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	1,340,000	1,609,894
Investment Companies — 0.7%
Ares Capital Corp. 3.500% 2/10/23	2,600,000	2,616,237
BlackRock TCP Capital Corp. 3.900% 8/23/24	2,910,000	2,872,272
4.125% 8/11/22	2,870,000	2,877,281
		8,365,790
Iron & Steel — 0.2%
Vale Overseas Ltd. 6.250% 8/10/26	1,250,000	1,440,625
6.875% 11/21/36	630,000	798,210
		2,238,835
Lodging — 0.1%
Las Vegas Sands Corp. 3.900% 8/08/29	905,000	928,256
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	2,280,000	2,339,098
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,275,000	1,330,781
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	735,000	894,367
Comcast Corp. 3.400% 7/15/46	645,000	659,590
3.969% 11/01/47	630,000	691,875
4.750% 3/01/44	880,000	1,068,426
6.950% 8/15/37	265,000	388,904
Discovery Communications LLC 3.950% 3/20/28	1,115,000	1,157,386
5.000% 9/20/37	995,000	1,069,627
Grupo Televisa SAB 6.625% 3/18/25	2,196,000	2,568,729
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,204,098
		11,033,783

Mining — 0.9%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	894,000	969,364
Glencore Funding LLC 3.875% 10/27/27 (a)	975,000	992,648
4.000% 4/16/25 (a)	2,150,000	2,236,723
4.625% 4/29/24 (a)	3,065,000	3,274,983
Kinross Gold Corp. 4.500% 7/15/27	470,000	492,903
5.125% 9/01/21	2,495,000	2,588,562
		10,555,183
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	298,000	394,235
4.125% 10/09/42	113,000	113,071
		507,306
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.125% STEP 9/15/20	845,000	851,338
4.125% STEP 10/01/21	1,855,000	1,864,275
		2,715,613
Oil & Gas — 2.8%
Antero Resources Corp. 5.375% 11/01/21	5,459,000	5,267,935
Cenovus Energy, Inc. 3.000% 8/15/22	1,275,000	1,283,209
4.250% 4/15/27	1,125,000	1,169,641
6.750% 11/15/39	550,000	672,435
Diamondback Energy, Inc. 4.750% 11/01/24	2,196,000	2,248,155
Encana Corp. 6.500% 2/01/38	545,000	656,407
EQT Corp. 3.000% 10/01/22 (c)	1,550,000	1,492,111
3.900% 10/01/27 (c)	4,510,000	3,909,405
Helmerich & Payne, Inc. 4.650% 3/15/25	935,000	1,010,515
Marathon Petroleum Corp. 4.500% 4/01/48	510,000	532,801
6.500% 3/01/41	1,120,000	1,394,032
Newfield Exploration Co. 5.375% 1/01/26	1,650,000	1,792,369
5.625% 7/01/24	975,000	1,075,560
5.750% 1/30/22	1,904,000	2,032,526
Occidental Petroleum Corp. 6.600% 3/15/46	1,258,000	1,640,970
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,175,000	1,211,727

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 5.350% 2/12/28	$665,000	$635,494
6.375% 1/23/45	595,000	551,862
6.500% 3/13/27	585,000	607,815
6.625% 6/15/35	140,000	136,815
Saudi Arabian Oil Co. 4.250% 4/16/39 (a)	2,075,000	2,236,927
		31,558,711

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,506,000	1,380,229
Patterson-UTI Energy, Inc. 3.950% 2/01/28	1,680,000	1,692,278
		3,072,507
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,105,000	3,195,032
Pharmaceuticals — 1.8%
AbbVie, Inc. 4.700% 5/14/45	2,060,000	2,203,716
Allergan Funding SCS 3.800% 3/15/25	1,375,000	1,439,802
Bayer US Finance II LLC 4.400% 7/15/44 (a)	1,350,000	1,362,181
4.625% 6/25/38 (a)	1,200,000	1,298,242
CVS Health Corp. 3.000% 8/15/26	575,000	577,850
4.300% 3/25/28	1,175,000	1,270,569
5.050% 3/25/48	1,255,000	1,424,336
6.125% 9/15/39	560,000	694,910
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,099,224	1,278,624
7.507% 1/10/32 (a)	945,614	1,167,420
Express Scripts Holding Co. 4.800% 7/15/46	1,380,000	1,544,858
McKesson Corp. 6.000% 3/01/41	550,000	681,476
Mylan NV 3.950% 6/15/26	2,230,000	2,304,288
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,793,000	2,555,595
4.100% 10/01/46 (c)	460,000	288,650
		20,092,517
Pipelines — 2.4%
Energy Transfer Operating LP 4.200% 4/15/27	1,085,000	1,143,060
5.875% 1/15/24	1,150,000	1,278,407
6.125% 12/15/45	1,000,000	1,173,190
3 mo. USD LIBOR + 4.028% 6.250% VRN 12/31/99 (b)	2,370,000	2,198,175
7.500% 10/15/20	1,125,000	1,182,258
EnLink Midstream Partners LP 4.150% 6/01/25	2,924,000	2,712,010
4.850% 7/15/26	951,000	903,450
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	575,000	570,092
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	1,162,860
EQM Midstream Partners LP 4.750% 7/15/23	2,825,000	2,833,715
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	460,925
6.500% 2/01/37	650,000	807,332
6.550% 9/15/40	500,000	619,965
6.950% 1/15/38	175,000	228,448
MPLX LP 4.500% 4/15/38	595,000	616,757
6.250% 10/15/22 (a)	652,000	668,325
3 mo. USD LIBOR + 4.652% 6.875% VRN 12/31/99 (b)	1,775,000	1,772,870
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN 12/31/99 (b)	2,345,000	2,208,896
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,642,000	1,741,193
4.700% 6/15/44	675,000	658,919
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,375,000	1,423,364
5.300% 4/01/44	525,000	554,598
Western Midstream Operating LP 4.500% 3/01/28	655,000	632,470
		27,551,279
Private Equity — 0.5%
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (a)	1,100,000	1,089,406
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,910,549
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (a)	1,260,000	1,327,877
		5,327,832
Real Estate Investment Trusts (REITS) — 1.4%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	845,000	832,768
American Tower Trust #1 3.652% 3/15/48 (a)	1,910,000	2,054,196
Crown Castle International Corp. 5.200% 2/15/49	589,000	727,601
Healthcare Trust of America Holdings LP 3.500% 8/01/26	2,015,000	2,076,865

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mid-America Apartments LP 3.600% 6/01/27	$540,000	$571,184
Spirit Realty LP 3.200% 1/15/27	1,480,000	1,468,731
4.000% 7/15/29	820,000	858,016
STORE Capital Corp. 4.625% 3/15/29	1,480,000	1,627,431
Tanger Properties LP 3.875% 12/01/23	1,448,000	1,490,814
UDR, Inc. 3.200% 1/15/30	805,000	829,019
VEREIT Operating Partnership LP 4.625% 11/01/25	2,260,000	2,467,052
Weingarten Realty Investors 3.250% 8/15/26	535,000	537,991
		15,541,668
Retail — 0.7%
Dollar Tree, Inc. 4.000% 5/15/25	1,475,000	1,562,871
4.200% 5/15/28	2,690,000	2,890,472
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	2,620,000	2,682,251
The Home Depot, Inc. 5.950% 4/01/41	600,000	858,948
		7,994,542
Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21	985,000	1,006,055
Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,606,563
Telecommunications — 1.1%
AT&T, Inc. 4.750% 5/15/46	2,830,000	3,138,374
5.250% 3/01/37	648,000	762,641
6.250% 3/29/41	210,000	265,276
Crown Castle Towers LLC 3.222% 5/15/42 (a)	1,700,000	1,717,496
4.241% 7/15/48 (a)	2,750,000	3,025,248
Embarq Corp. 7.995% 6/01/36	145,000	143,369
Telecom Italia SpA 5.303% 5/30/24 (a)	605,000	652,462
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,212,101
Verizon Communications, Inc. 6.550% 9/15/43	885,000	1,303,477
		12,220,444
Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,050,000	1,205,410
CSX Corp. 4.750% 11/15/48	650,000	783,719
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	610,000	621,769
		2,610,898
TOTAL CORPORATE DEBT (Cost $384,478,719)		405,170,949

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	1,950,000	2,349,594
New York City Water & Sewer System 5.882% 6/15/44	105,000	154,937
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	2,013,538
State of California BAB 7.550% 4/01/39	1,420,000	2,349,333
		6,867,402
TOTAL MUNICIPAL OBLIGATIONS (Cost $6,164,741)		6,867,402
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.3%
Automobile ABS — 1.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B, 3.550% 9/22/25 (a)	5,766,000	5,988,450
Series 2019-1A, Class B, 3.700% 3/20/23 (a)	762,000	781,921
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	1,271,000	1,291,184
Carmax Auto Owner Trust, Series 2019-3, Class D 2.850% 1/15/26	1,974,000	1,990,987
Hertz Vehicle Financing II LP, Series 2018-1A, Class B 3.600% 2/25/24 (a)	3,810,000	3,911,369
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (a)	1,774,000	1,859,497
		15,823,408
Commercial MBS — 3.8%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (a) (d)	4,270,000	4,677,311

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.378% FRN 9/15/34 (a)	$670,000	$669,420
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	441,000	486,372
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	746,681
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	547,420	615,361
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,250,000	2,475,336
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,610,000	1,745,469
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,370,000	1,453,083
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (d)	369,467	369,802
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.278% FRN 7/15/35 (a)	4,450,000	4,450,026
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.528% FRN 7/15/35 (a)	4,950,000	4,951,529
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 2.928% FRN 11/15/35 (a)	824,543	824,027
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.728% FRN 11/15/35 (a)	2,104,547	2,109,796
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 3.778% FRN 12/15/37 (a)	898,516	902,995
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	1,024,778
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,461,153
Series 2015-CR23, Class C, 4.392% VRN 5/10/48 (d)	1,000,000	1,040,735
Series 2014-LC17, Class C, 4.721% VRN 10/10/47 (d)	2,908,000	3,084,961
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.825% VRN 7/10/38 (d)	555,601	560,238
GS Mortgage Securities Corp., Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	488,000	514,396
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.828% FRN 5/15/36 (a)	1,505,000	1,505,042
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,201,104
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	760,000	854,172
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	1,325,000	1,351,791
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.208% FRN 10/15/37 (a)	440,000	439,996
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (d)	34,045	34,187
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (d)	512,262	514,357
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,450,000	1,635,290
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	455,765
		43,155,173
Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 2.918% FRN 2/25/35	541,680	532,270
Other ABS — 15.4%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	1,149,964	1,210,760
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (a)	1,840,491	1,843,830
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,589,702	1,630,739
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	1,966,259	2,040,592
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450% 4.748% FRN 7/22/32 (a)	2,000,000	1,984,316

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Allegro CLO X Ltd., Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.750% 5.202% FRN 4/20/32 (a)	$2,200,000	$2,200,224
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	1,828,750	1,969,874
Ascentium Equipment Receivables Trust Series 2018-2A, Class D, 4.150% 7/10/24 (a)	2,473,000	2,541,192
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	1,251,000	1,286,809
Assurant CLO III Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250% 4.528% FRN 10/20/31 (a)	820,000	815,999
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 4.009% FRN 1/23/31 (a)	1,190,000	1,184,283
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% 5.903% FRN 1/15/28 (a)	1,000,000	999,296
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500% 5.803% FRN 1/15/29 (a)	500,000	496,791
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	674,819	681,781
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,368,000	1,400,257
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 4.894% FRN 10/15/32 (a)	250,000	250,000
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (a)	865,324	876,323
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	948,326	969,631
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 5.106% FRN 7/28/28 (a)	330,000	320,582
Castlelake Aircraft Structured Trust Series 2019-1A, Class A, 3.967% 4/15/39 (a)	1,493,155	1,515,850
Series 2018-1, Class A, 4.125% 6/15/43 (a)	1,469,241	1,503,924
CBAM Ltd., Series 2019-10A, Class B, 3 mo. USD LIBOR + 2.050% 4.619% FRN 4/20/32 (a)	1,900,000	1,904,180
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 3.483% FRN 11/16/30 (a)	2,330,000	2,327,952
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200% 3.478% FRN 10/20/30 (a)	2,040,000	2,039,971
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.478% FRN 9/25/34	23,962	22,808
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	277,778	278,195
DB Master Finance LLC, Series 2019-1A, Class A23 4.352% 5/20/49 (a)	1,554,105	1,645,362
Diamond Resorts Owner Trust, Series 2019-1A, Class A 2.890% 2/20/32 (a)	3,368,086	3,376,319
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	764,400	807,019
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	2,999,250	3,136,004
Drug Royalty II LP, Series 2014-1, Class A2 3.484% 7/15/23 (a)	52,400	52,333
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900% 4.332% FRN 5/15/32 (a)	1,500,000	1,497,786
Eaton Vance CLO Ltd. Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 4.053% FRN 10/15/30 (a)	1,700,000	1,692,149
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.950% 4.445% FRN 4/15/31 (a)	1,800,000	1,797,422
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.995% FRN 4/20/31 (a)	2,900,000	2,902,123
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	528,560	532,388
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1% 3.278% FRN 4/20/31 (a)	3,000,000	2,970,339
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	241,667	241,153
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	1,425,727	1,467,005

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3 mo. USD LIBOR + 1.150% 3.428% FRN 11/28/30 (a)	$1,950,000	$1,948,196
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,972,272	2,021,381
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	928,050	965,808
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,502,328	1,590,964
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700% 3.978% FRN 1/20/31 (a)	1,290,000	1,282,118
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,543,111	1,616,300
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,106,142	1,124,049
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,138,962	1,162,500
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	333,031	335,941
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,339,648	1,377,874
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	267,731	277,157
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	2,026,428	2,140,716
Highbridge Loan Management Ltd., Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 4.150% FRN 7/18/31 (a)	1,200,000	1,156,986
Hilton Grand Vacations Trust, Series 2018-AA, Class C 4.000% 2/25/32 (a)	352,177	364,778
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	987,778	1,025,976
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A 3.721% 7/15/39 (a)	1,379,090	1,384,368
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 3.496% FRN 10/26/32 (a)	750,000	749,982
J.G. Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,485,618	1,628,736
KKR Financial CLO Ltd., Series 24, Class C, 3 mo. USD LIBOR + 2.700% 5.331% FRN 4/20/32 (a)	2,400,000	2,403,067
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000% 4.025% FRN 6/15/36 (a)	1,670,000	1,682,651
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,350,000	2,402,543
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	1,730,000	1,750,434
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 4.500% FRN 10/18/30 (a)	620,000	613,936
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 3.903% FRN 7/15/30 (a)	1,665,000	1,647,219
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3 mo. USD LIBOR + 1.180% 3.480% FRN 12/18/30 (a)	1,200,000	1,194,071
Mosaic Solar Loans LLC Series 2018-1A, Class A, 4.010% 6/22/43 (a)	347,979	360,859
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	370,149	386,408
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 3.528% FRN 10/20/30 (a)	1,750,000	1,748,458
MVW Owner Trust Series 2017-1A, Class A, 2.420% 12/20/34 (a)	247,050	247,414
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	340,294	340,315
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,398,768
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/15/51 (a)	10,600,000	10,591,315
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.950% 4.447% FRN 4/15/31 (a)	1,500,000	1,501,091
OHA Credit Funding 4 Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.000% FRN 10/22/32 (a) (e)	1,000,000	1,000,000
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 1.000% FRN 10/22/32 (a) (e)	500,000	500,000

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (a)	$8,400,000	$8,402,092
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	114,986	114,781
Series 2016-A, Class B, 2.910% 3/08/29 (a)	628,038	621,798
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	673,270	677,532
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	1,604,822	1,653,898
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.85% 5.340% FRN 2/25/23 (a)	1,270,000	1,270,756
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050% 4.667% FRN 4/20/32 (a)	1,500,000	1,501,052
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 3.393% FRN 1/15/30 (a)	2,450,000	2,436,836
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	2,320,000	2,415,587
Sierra Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (a)	101,573	102,045
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	1,140,016	1,155,971
Steele Creek CLO Ltd. Series 2017-1A, Class A, 3 mo. USD LIBOR + 1.250% 3.553% FRN 1/15/30 (a)	660,000	659,992
Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 4.424% FRN 8/18/31 (a)	1,170,000	1,130,686
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (a)	1,324,432	1,438,964
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 2.818% FRN 11/25/35 (a)	4,100,000	4,002,481
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	179,657	181,400
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	460,690	503,638
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,980,895	2,177,718
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (a)	1,131,450	1,203,400
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	2,049,753	2,113,053
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (a)	529,733	538,875
THL Credit Wind River CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 4.053% FRN 11/01/31 (a)	900,000	895,811
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 4.053% FRN 7/15/30 (a)	1,150,000	1,144,825
Trinity Rail Leasing LP Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,264,095	4,427,761
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,420,000	2,598,598
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	363,669	363,835
Series 2017-1A, Class A2, 3.736% 8/15/47 (a)	810,000	835,761
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,772,858	2,763,057
Triton Container Finance VI LLC Series 2017-1A, Class A, 3.520% 6/20/42 (a)	840,641	838,410
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	1,435,000	1,482,496
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,778,171	2,881,941
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (a)	977,387	974,353
Wave 2017-1 LLC Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,379,729	3,401,077
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,974,181	1,990,476
Wave USA, Series 2019-1A, Class A 3.597% 9/15/44 (e)	4,080,000	4,079,821

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (a)	$2,112,000	$2,138,526
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,287,397	1,340,481
		175,795,724
Student Loans ABS — 11.7%
AccessLex Institute Series 2004-A, Class A3, 28 day ARS, 1.699% FRN 7/01/39 (d)	1,850,000	1,823,173
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.260% FRN 7/01/38	100,173	99,033
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,244,000	2,278,221
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,281,000	1,301,752
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	900,000	712,862
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160% 2.264% FRN 3/28/35	1,164,196	1,137,307
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (a)	571,826	574,913
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 2.818% FRN 9/25/68 (a)	2,388,974	2,386,851
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.218% FRN 12/27/66 (a)	2,352,390	2,376,105
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME —1.150% 4.350% FRN 12/01/47 (a)	2,553,294	2,543,098
Education Services of America Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/48 (a)	1,200,000	1,130,610
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 10/25/56 (a)	1,100,000	1,047,288
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 5.976% FRN 4/25/46	625,000	648,089
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A, 3.580% VRN 11/25/38 (a) (d)	1,698,248	1,778,812
Higher Education Funding I Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	397,671
Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	382,970
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (a)	766,533	782,177
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + 0.72% 2.748% FRN 12/15/59 (a)	880,000	876,941
Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.670% 2/15/68 (a)	2,249,000	2,350,329
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,287,966
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,571,769
Navient Student Loan Trust Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 2.818% FRN 3/25/67 (a)	4,700,000	4,679,806
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 2.918% FRN 12/27/67 (a)	4,530,000	4,529,995
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.268% FRN 6/25/65 (a)	3,350,397	3,384,197
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.318% FRN 3/25/66 (a)	7,050,000	7,171,548
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 10/25/58	940,000	946,554
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/65 (a)	2,370,000	2,461,609
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	3,149,046
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	624,771	631,872
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.356% FRN 6/25/41	628,255	581,931
Series 2019-5, Class A, 2.530% 10/25/67 (a)	8,600,000	8,625,749

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-4, Class A4A, 7 day ARS 2.594% FRN 3/22/32	$325,000	$307,725
Series 2019-2A, Class A, 1 mo. USD LIBOR + .900% 3.045% FRN 6/27/67 (a)	1,964,149	1,957,104
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 3.418% FRN 4/25/67 (a)	3,250,000	3,221,461
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,149,193
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.076% FRN 7/25/36	1,600,000	1,584,063
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 2.968% FRN 11/25/65 (a)	2,298,022	2,303,806
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	7,308	3,581,201
Series 2002-7, Class A11, 28 day ARS 1.836% FRN 3/15/28	118,000	118,000
Series 2002-7, Class A10, 28 day ARS 1.916% FRN 3/15/28	184,000	184,000
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.426% FRN 4/25/40	887,058	820,902
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.426% FRN 3/25/44	5,310,000	5,058,805
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.486% FRN 10/25/40	2,074,203	1,932,412
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.566% FRN 1/25/44	2,167,507	2,025,084
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.876% FRN 10/25/65 (a)	5,020,000	4,951,171
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.026% FRN 1/25/40	5,300,000	5,212,232
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.026% FRN 10/25/40	1,056,000	1,038,856
Series 2003-2, Class A7, 28 day ARS 3.237% FRN 9/15/28	650,000	650,000
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/43	1,420,000	1,392,574
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	250,000	250,000
Series 2002-7, Class B, 28 day ARS 5.550% FRN 12/15/39	3,950,000	3,945,611
SoFi Alternative Trust, Series 2019-C, Class PT, 4.683% VRN 1/25/45 (a) (d)	7,292,018	7,576,166
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	1,200	1,050,000
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	6,724,700	2,017,410
Series 2017-D, Class R1, 0.010% 9/25/40 (a)	4,688,500	2,544,449
Series 2018-A, Class R1, 0.010% 2/25/42 (a)	3,759,800	2,941,668
Series 2018-B, Class R1, 0.010% 8/26/47 (a)	3,324,300	1,985,201
Series 2018-D, Class R1, 0.010% 2/25/48 (a)	4,961,600	1,711,752
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (d)	990,000	1,057,935
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.100% FRN 1/03/33	1,800,000	1,816,792
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.600% FRN 8/01/35	3,050,000	3,074,133
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.169% FRN 10/01/46	1,700,000	1,709,322
		133,819,272
WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.639% VRN 8/25/34 (d)	23,841	23,578
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	4,038	3,889
Series 2004-2, Class 1A1, 4.612% VRN 2/25/34 (d)	18,066	17,021
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (d)	1,066,486	1,083,683
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.308% VRN 8/25/34 (d)	5,733	5,720
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.086% VRN 8/25/34 (d)	39,131	38,070

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (d)	$2,852,070	$2,847,815
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	1,921	1,857
Series 2003-A4, Class IA, 4.764% VRN 7/25/33 (d)	1,990	1,938
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (d)	3,358,970	3,399,036
Sequoia Mortgage Trust, Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (d)	530,182	545,205
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.266% VRN 3/25/34 (d)	20,827	20,353
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.846% FRN 4/25/44	53,526	52,865
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (d)	1,974,201	2,004,276
		10,045,306
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $373,991,670)		379,171,153

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,080,000	2,709,221
Mexico Government International Bond 4.750% 3/08/44	3,727,000	4,034,477
6.750% 9/27/34	685,000	921,325
		7,665,023
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,705,365)		7,665,023

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.8%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,055,593	1,181,030
Series 2693, Class Z, 5.500% 10/15/33	1,869,630	2,040,120
Series 2178, Class PB, 7.000% 8/15/29	41,248	45,438
		3,266,588
Pass-Through Securities — 26.1%
Federal Home Loan Mortgage Corp. Pool #SB8013 2.500% 9/01/34	7,314,530	7,378,947
Pool #J13972 3.500% 1/01/26	38,915	40,308
Pool #C91344 3.500% 11/01/30	120,932	125,882
Pool #C91424 3.500% 1/01/32	80,970	84,284
Pool #C91239 4.500% 3/01/29	5,757	6,142
Pool #C91251 4.500% 6/01/29	37,827	40,359
Pool #G05253 5.000% 2/01/39	187,183	207,286
Pool #C90939 5.500% 12/01/25	20,219	21,979
Pool #D97258 5.500% 4/01/27	12,343	13,417
Pool #C91026 5.500% 4/01/27	33,386	36,397
Pool #C91074 5.500% 8/01/27	3,526	3,844
Pool #D97417 5.500% 10/01/27	10,498	11,445
Pool #C91128 5.500% 12/01/27	1,796	1,958
Pool #C91148 5.500% 1/01/28	80,351	87,595
Pool #C91176 5.500% 5/01/28	27,812	30,319
Pool #C91217 5.500% 11/01/28	10,828	11,804
Pool #C01079 7.500% 10/01/30	1,187	1,381
Pool #C01135 7.500% 2/01/31	4,977	5,775
Federal National Mortgage Association Pool #MA3797 2.500% 10/01/34 (e)	13,650,000	13,770,211
Pool #AO8180 3.000% 9/01/42	32,261	33,168
Pool #AB7397 3.000% 12/01/42	164,220	168,837
Pool #AB7401 3.000% 12/01/42	149,864	154,078
Pool #AP8668 3.000% 12/01/42	181,331	186,430
Pool #AR1975 3.000% 12/01/42	41,129	42,286
Pool #AR0306 3.000% 1/01/43	12,403	12,767
Pool #AR5391 3.000% 1/01/43	106,998	110,007
Pool #AL3215 3.000% 2/01/43	137,702	141,747
Pool #AR4109 3.000% 2/01/43	142,626	146,814
Pool #AT0169 3.000% 3/01/43	230,221	236,982
Pool #AB8809 3.000% 3/01/43	74,212	76,392
Pool #MA1368 3.000% 3/01/43	249,349	256,672
Pool #AR4432 3.000% 3/01/43	55,299	56,923
Pool #AR2174 3.000% 4/01/43	260,983	268,648
Pool #AS1304 3.500% 12/01/28	1,245,057	1,297,130
Pool #AV1897 3.500% 12/01/28	221,632	230,902
Pool #AV2325 3.500% 12/01/28	635,171	661,737
Pool #BF0196 3.500% 2/01/41	1,273,417	1,335,971
Pool #MA1356 3.500% 2/01/43	9,330,254	9,773,999
Pool #CA1073 3.500% 1/01/48	12,708,013	13,137,668
Pool #BJ0686 4.000% 4/01/48	3,071,283	3,206,206
Pool #CA1951 4.000% 7/01/48	3,894,805	4,070,774
Pool #BN5342 4.000% 3/01/49	29,970,277	31,080,841
Pool #MA3638 4.000% 4/01/49	10,278,620	10,661,909
Pool #725692 1 year CMT + 2.137% 4.473% FRN 10/01/33	72,838	76,687
Pool #AA3980 4.500% 4/01/28	60,934	64,465
Pool #CA1952 4.500% 6/01/48	2,749,246	2,911,129

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA1909 4.500% 6/01/48	$8,914,450	$9,433,784
Pool #BK7877 4.500% 7/01/48	1,930,493	2,044,166
Pool #MA3522 4.500% 11/01/48	4,966,522	5,237,623
Pool #MA3537 4.500% 12/01/48	4,879,837	5,141,632
Pool #MA3564 4.500% 1/01/49	4,684,363	4,929,816
Pool #BN5241 4.500% 2/01/49	21,192,419	22,296,241
Pool #MA3639 4.500% 4/01/49	10,053,115	10,579,880
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	28,099	29,404
Pool #888586 1 year CMT + 2.197% 4.548% FRN 10/01/34	89,456	94,183
Pool #AD6437 5.000% 6/01/40	455,079	500,139
Pool #AD6996 5.000% 7/01/40	2,976,508	3,271,230
Pool #AL8173 5.000% 2/01/44	1,199,253	1,310,878
Pool #AD0836 5.500% 11/01/28	64,247	70,005
Pool #575667 7.000% 3/01/31	11,645	13,498
Pool #529453 7.500% 1/01/30	2,486	2,881
Pool #531196 7.500% 2/01/30	285	327
Pool #535996 7.500% 6/01/31	4,875	5,638
Pool #252926 8.000% 12/01/29	144	166
Pool #532819 8.000% 3/01/30	120	139
Pool #534703 8.000% 5/01/30	2,572	2,975
Pool #253437 8.000% 9/01/30	120	139
Pool #253481 8.000% 10/01/30	72	83
Pool #190317 8.000% 8/01/31	2,793	3,238
Pool #596656 8.000% 8/01/31	286	288
Pool #602008 8.000% 8/01/31	3,746	4,339
Pool #597220 8.000% 9/01/31	3,020	3,523
Government National Mortgage Association Pool #371146 7.000% 9/15/23	79	83
Pool #352022 7.000% 11/15/23	3,542	3,768
Pool #374440 7.000% 11/15/23	251	267
Pool #491089 7.000% 12/15/28	7,616	8,299
Pool #480539 7.000% 4/15/29	384	432
Pool #478658 7.000% 5/15/29	2,038	2,316
Pool #488634 7.000% 5/15/29	2,113	2,383
Pool #500928 7.000% 5/15/29	3,325	3,780
Pool #499410 7.000% 7/15/29	1,189	1,355
Pool #510083 7.000% 7/15/29	838	947
Pool #493723 7.000% 8/15/29	2,417	2,756
Pool #516706 7.000% 8/15/29	30	31
Pool #581417 7.000% 7/15/32	11,502	13,142
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 4.125% FRN 11/20/25	3,416	3,476
Pool #080136 1 year CMT + 1.500% 4.125% FRN 11/20/27	743	759
Government National Mortgage Association II TBA Pool #1635 3.500% 10/21/49 (e)	64,500,000	66,823,006
Pool #1367 4.000% 10/21/49 (e)	37,975,000	39,488,068

Uniform Mortgage-Backed Securities TBA Pool #7180 3.000% 10/17/34 (e)	5,775,000	5,902,230
Pool #21133 4.500% 10/10/49 (e)	17,075,000	17,978,107
		297,491,922

Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.368% FRN 3/25/29	607,386	609,497
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.05% 4.350% FRN 7/25/49 (a)	855,000	854,998
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.318% FRN 4/25/29	781,773	784,105
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.468% FRN 1/25/29	322,516	323,075
Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 4.468% FRN 7/25/31 (a)	2,166,000	2,180,177
		4,751,852

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $303,757,615)		305,510,362

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds & Notes — 1.7%
U.S. Treasury Bond 2.500% 5/15/46	7,900,000	8,507,621
3.500% 2/15/39 (f)	2,500,000	3,131,348
U.S. Treasury Note 2.250% 8/15/49	2,000,000	2,057,266
2.875% 8/15/28	5,500,000	6,047,959
		19,744,194

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,078,996)		19,744,194

TOTAL BONDS & NOTES (Cost $1,093,177,106)		1,124,129,083

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $8,483,715)		8,198,119

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (g)	3,299,143	$3,299,143

TOTAL MUTUAL FUNDS (Cost $3,299,143)		3,299,143

TOTAL LONG-TERM INVESTMENTS (Cost $1,107,334,964)		1,138,148,595

	Principal Amount
SHORT-TERM INVESTMENTS — 12.3%
Commercial Paper — 12.3%
AT&T, Inc. 2.377% 11/12/19 (a)	$5,000,000	4,986,389
2.398% 11/12/19 (a)	7,000,000	6,980,945
BAT International Finance PLC 2.350% 11/08/19 (a)	1,000,000	997,534
Centrica PLC 2.389% 10/01/19 (a)	7,000,000	6,999,530
Dowdupont, Inc. 2.344% 11/04/19 (a)	5,000,000	4,989,111
2.383% 10/21/19 (a)	8,000,000	7,989,631
EI Dupont 2.342% 12/02/19 (a)	3,000,000	2,988,072
2.362% 10/15/19 (a)	9,000,000	8,991,637
Entergy Corp. 2.480% 10/28/19 (a)	4,000,000	3,992,490
2.496% 10/02/19 (a)	4,000,000	3,999,524
2.496% 10/08/19 (a)	4,000,000	3,998,002
ERAC USA Finance LLC 2.317% 10/03/19 (a)	12,000,000	11,997,605
Experian Finance PLC 2.444% 10/15/19 (a)	2,000,000	1,998,017
FMC Tech, Inc. 2.241% 12/16/19 (a)	5,000,000	4,975,510
2.286% 10/08/19 (a)	1,000,000	999,480
2.290% 11/25/19 (a)	2,000,000	1,992,885
2.393% 11/21/19 (a)	1,000,000	996,699
Fortive Corp. 2.306% 10/21/19 (a)	4,000,000	3,994,745
General Electric Co. 2.356% 12/16/19	6,000,000	5,970,612
2.358% 1/02/20	5,000,000	4,970,064
Marriott Internation 2.346% 12/23/19 (a)	6,000,000	5,967,940
Mondelez International, Inc. 2.279% 10/22/19 (a)	2,000,000	1,997,245
NextEra Energy Capital Holdings, Inc. 2.257% 11/06/19 (a)	8,000,000	7,981,294
Nutrien Ltd. 2.269% 11/12/19 (a)	2,000,000	1,994,556
Suncor Energy, Inc. 2.376% 11/14/19 (a)	8,000,000	7,977,200
Vodafone Group PLC 2.274% 12/03/19 (a)	8,000,000	7,968,000
2.335% 12/02/19 (a)	2,000,000	1,992,125
VW Credit, Inc. 2.297% 1/14/20 (a)	1,000,000	993,225
2.314% 11/21/19 (a)	9,000,000	8,970,295
		140,650,362

TOTAL SHORT-TERM INVESTMENTS (Cost $140,657,865)		140,650,362

TOTAL INVESTMENTS — 112.2% (Cost $1,247,992,829) (h)		1,278,798,957
Other Assets/(Liabilities) — (12.2)%		(138,793,185)

NET ASSETS — 100.0%		$1,140,005,772

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $534,333,019 or 46.87% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $3,230,498 or 0.28% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2019.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	Represents investment of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	16,360,000	$1,522,583	$817,874	$704,709

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	18,140,000	1,852,577	870,720	981,857
									3,375,160	1,688,594	1,686,566
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	66,610,000	$2,419,799	$3,330,035	$(910,236)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	72,340,000	2,403,160	3,465,086	(1,061,926)
									4,822,959	6,795,121	(1,972,162)
									$8,198,119	$8,483,715	$(285,596)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	12/19/19	43	$6,103,968	$19,501
U.S. Treasury Ultra Bond	12/19/19	433	84,788,207	(1,692,801)
U.S. Treasury Note 2 Year	12/31/19	443	95,668,735	(202,235)
U.S. Treasury Note 5 Year	12/31/19	303	36,297,043	(195,066)
				$(2,070,601)

Short
90 Day Eurodollar	12/16/19	14	$(3,407,029)	$(24,371)
U.S. Treasury Long Bond	12/19/19	193	(31,710,176)	383,863
90 Day Eurodollar	3/16/20	11	(2,679,013)	(25,062)
90 Day Eurodollar	6/15/20	11	(2,680,595)	(26,643)
90 Day Eurodollar	9/14/20	10	(2,437,967)	(25,158)
90 Day Eurodollar	12/14/20	10	(2,437,842)	(25,283)
90 Day Eurodollar	3/15/21	9	(2,194,846)	(23,767)
90 Day Eurodollar	9/13/21	17	(4,146,456)	(45,319)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(40,737)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(38,371)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(33,790)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(43,550)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(119,133)
				$(87,321)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.4%

CORPORATE DEBT — 38.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$200,000	$205,032
Aerospace & Defense — 0.3%
L3Harris Technologies, Inc. 2.700% 4/27/20	624,000	625,249
Agriculture — 1.3%
BAT Capital Corp. 3.222% 8/15/24	415,000	419,544
Bunge Ltd. Finance Corp. 3.500% 11/24/20	930,000	940,062
Imperial Brands Finance PLC 3.125% 7/26/24 (a)	400,000	400,807
3.500% 2/11/23 (a)	387,000	394,860
Reynolds American, Inc. 4.000% 6/12/22	540,000	562,556
		2,717,829
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	24,288	24,924
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 0.81% 3.099% FRN 4/05/21	405,000	400,257
3.350% 11/01/22	365,000	365,049
3 mo. USD LIBOR + 1.235% 3.393% FRN 2/15/23	275,000	266,635
General Motors Financial Co., Inc. 3.250% 1/05/23	970,000	980,343
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	200,000	197,648
		2,209,932
Banks — 6.8%
Banco Santander SA 3.500% 4/11/22	600,000	615,743
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	2,110,000	2,142,066
Barclays Bank PLC 10.179% 6/12/21 (a)	364,000	407,111
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.548% FRN 5/16/24	485,000	482,554
Citigroup, Inc. 3 mo. USD LIBOR + 0.722% 3.142% VRN 1/24/23	1,195,000	1,216,773
Credit Suisse AG 6.500% 8/08/23 (a)	930,000	1,034,625
Discover Bank 3.350% 2/06/23	673,000	693,731
4.200% 8/08/23	310,000	329,555
First Horizon National Corp. 3.500% 12/15/20	520,000	525,735
The Goldman Sachs Group, Inc. 3.200% 2/23/23	2,115,000	2,171,584
HSBC Holdings PLC 4.250% 3/14/24	324,000	340,914
JP Morgan Chase & Co. 4.500% 1/24/22	1,145,000	1,207,901
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	820,000	828,469
Morgan Stanley 3.750% 2/25/23	1,090,000	1,139,640
Sumitomo Mitsui Financial Group, Inc. 2.448% 9/27/24	520,000	519,422
SVB Financial Group 5.375% 9/15/20	75,000	77,240
Synchrony Bank 3.000% 6/15/22	470,000	476,458
		14,209,521
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	1,075,000	1,134,661
Bacardi Ltd. 4.450% 5/15/25 (a)	83,000	88,768
Keurig Dr Pepper, Inc. 4.057% 5/25/23	625,000	660,968
Molson Coors Brewing Co. 2.100% 7/15/21	230,000	229,990
3.500% 5/01/22	197,000	202,843
		2,317,230
Biotechnology — 0.1%
Celgene Corp. 4.000% 8/15/23	200,000	212,563
Building Materials — 1.0%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	960,000	967,590
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 2.800% FRN 5/22/20	295,000	295,405
Masco Corp. 3.500% 4/01/21	170,000	172,336
7.125% 3/15/20	65,000	66,287
Standard Industries, Inc. 5.500% 2/15/23 (a)	560,000	571,200
		2,072,818

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 2.1%
DuPont de Nemours, Inc. 4.205% 11/15/23	$480,000	$514,376
Huntsman International LLC 5.125% 11/15/22	960,000	1,023,513
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	902,000	907,713
RPM International, Inc. 3.450% 11/15/22	8,000	8,212
6.125% 10/15/19	728,000	728,934
The Sherwin-Williams Co. 2.750% 6/01/22	241,000	244,254
Syngenta Finance NV 3.698% 4/24/20 (a)	440,000	441,462
4.441% 4/24/23 (a)	570,000	595,658
		4,464,122
Computers — 0.8%
Dell International LLC/EMC Corp. 4.000% 7/15/24 (a)	414,000	432,987
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	635,000	644,622
Leidos Holdings, Inc. 4.450% 12/01/20	635,000	644,525
		1,722,134
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24	845,000	845,818
Aircastle Ltd. 5.000% 4/01/23	1,010,000	1,081,617
Ameriprise Financial, Inc. 3.000% 3/22/22	165,000	168,060
3.700% 10/15/24	115,000	122,956
4.000% 10/15/23	105,000	112,120
Antares Holdings LP 6.000% 8/15/23 (a)	473,000	490,026
Brookfield Finance, Inc. 4.000% 4/01/24	580,000	617,307
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,250,000	1,317,375
Synchrony Financial 2.850% 7/25/22	605,000	610,091
		5,365,370
Electric — 1.0%
Ameren Corp. 2.500% 9/15/24	345,000	346,713
2.700% 11/15/20	455,000	457,380
EDP Finance BV 4.125% 1/15/20 (a)	252,000	252,630
Enel Finance International NV 2.875% 5/25/22 (a)	285,000	288,767
Entergy Texas, Inc. 2.550% 6/01/21	95,000	94,853
Puget Energy, Inc. 6.000% 9/01/21	260,000	276,578
6.500% 12/15/20	255,000	266,986
		1,983,907
Electronics — 0.5%
The ADT Security Corp. 6.250% 10/15/21	490,000	521,850
FLIR Systems, Inc. 3.125% 6/15/21	230,000	232,492
Tech Data Corp. 3.700% 2/15/22	240,000	245,382
		999,724
Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	570,000	577,838
Health Care – Products — 0.2%
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875% 2.979% FRN 12/29/20	489,000	489,163
Health Care – Services — 0.2%
Cigna Holding Co. 4.000% 2/15/22	316,000	327,055
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,028,000	1,028,000
Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	901,000	914,218
Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	659,000	678,375
Insurance — 2.5%
AmTrust Financial Services, Inc. 6.125% 8/15/23 (b)	585,000	584,006
Athene Global Funding 2.750% 6/25/24 (a)	1,020,000	1,027,012
CNA Financial Corp. 5.750% 8/15/21	443,000	470,516
Enstar Group Ltd. 4.500% 3/10/22	685,000	710,454
Jackson National Life Global Funding 2.500% 6/27/22 (a)	745,000	751,753
Lincoln National Corp. 4.000% 9/01/23	122,000	129,233
6.250% 2/15/20	340,000	344,705
Reinsurance Group of America, Inc. 5.000% 6/01/21	400,000	418,015

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Acquisition PLC 3.500% 9/15/21	$600,000	$610,688
Willis Towers Watson PLC 5.750% 3/15/21	190,000	199,174
		5,245,556
Investment Companies — 1.0%
Ares Capital Corp. 4.200% 6/10/24	953,000	976,830
BlackRock TCP Capital Corp. 3.900% 8/23/24	360,000	355,333
4.125% 8/11/22	675,000	676,712
		2,008,875
Lodging — 0.5%
Las Vegas Sands Corp. 3.200% 8/08/24	1,025,000	1,043,996
Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.875% 10/15/21	635,000	651,459
Wabtec Corp. 4.400% STEP 3/15/24	394,000	419,621
		1,071,080
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	305,000	307,732
Discovery Communications LLC 2.950% 3/20/23	435,000	441,955
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,047,000	1,063,032
		1,812,719
Mining — 1.1%
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	254,000	264,947
Glencore Funding LLC 4.125% 5/30/23 (a)	360,000	376,746
Kinross Gold Corp. 5.125% 9/01/21	370,000	383,875
5.950% 3/15/24	550,000	612,178
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	565,000	590,306
		2,228,052
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.125% STEP 10/01/21	495,000	497,475
Oil & Gas — 0.9%
Antero Resources Corp. 5.375% 11/01/21	1,036,000	999,740
Continental Resources, Inc. 5.000% 9/15/22	390,000	393,421
EQT Corp. 3.000% 10/01/22 (b)	565,000	543,899
		1,937,060
Packaging & Containers — 0.4%
Graphic Packaging International LLC 4.750% 4/15/21	759,000	783,668
Pharmaceuticals — 2.2%
Bayer US Finance II LLC 3 mo. USD LIBOR + 1.01% 3.129% FRN 12/15/23 (a)	780,000	780,475
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 2.889% FRN 6/15/22	790,000	787,331
CVS Health Corp. 2.625% 8/15/24	175,000	175,778
3.700% 3/09/23	305,000	317,486
Express Scripts Holding Co. 3.300% 2/25/21	745,000	754,816
Mylan, Inc. 3.125% 1/15/23 (a)	525,000	530,423
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	360,000	367,002
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	925,000	846,375
		4,559,686
Pipelines — 1.5%
Energy Transfer Operating LP 4.200% 9/15/23	960,000	1,008,890
EnLink Midstream Partners LP 4.400% 4/01/24	490,000	471,895
EQM Midstream Partners LP 4.750% 7/15/23	505,000	506,558
MPLX LP 3 mo. USD LIBOR + 1.100% 3.202% FRN 9/09/22	1,050,000	1,053,313
		3,040,656
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	610,000	610,115
Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp. 2.250% 1/15/22	415,000	415,546
3.000% 6/15/23	640,000	654,675
Crown Castle International Corp. 3.400% 2/15/21	514,000	521,048
SBA Tower Trust 2.836% 1/15/25 (a)	1,450,000	1,451,862
Tanger Properties LP 3.875% 12/01/23	510,000	525,079

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VEREIT Operating Partnership LP 4.600% 2/06/24	$570,000	$612,175
		4,180,385
Retail — 1.7%
Advance Auto Parts, Inc. 4.500% 12/01/23	306,000	330,411
Dollar Tree, Inc. 3.700% 5/15/23	940,000	974,873
O’Reilly Automotive, Inc. 3.800% 9/01/22	123,000	127,635
3.850% 6/15/23	873,000	916,343
QVC, Inc. 4.375% 3/15/23	1,060,000	1,097,192
		3,446,454
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	490,000	494,741
Microchip Technology, Inc. 3.922% 6/01/21	390,000	398,337
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	370,000	379,630
		1,272,708
Telecommunications — 0.8%
Qwest Corp 6.750% 12/01/21	485,000	524,169
Sprint Communications, Inc. 9.250% 4/15/22	330,000	382,388
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	770,000	792,984
		1,699,541
Transportation — 0.3%
Ryder System, Inc. 3.400% 3/01/23	175,000	180,794
3.750% 6/09/23	482,000	505,682
		686,476
Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	206,281
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.375% 2/01/22 (a)	20,000	20,412
4.875% 7/11/22 (a)	860,000	916,260
		1,142,953
TOTAL CORPORATE DEBT (Cost $79,036,770)		80,412,459

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 3.176% FRN 4/26/27	26,435	26,449
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B, 28 day ARS 3.110% FRN 10/25/42	500,000	492,530

TOTAL MUNICIPAL OBLIGATIONS (Cost $519,560)		518,979

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.8%
Auto Floor Plan ABS — 0.4%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 2.968% FRN 5/25/24 (a)	236,000	236,192
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.050% 3.068% FRN 9/25/23 (a)	160,000	160,183
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 3.468% FRN 5/25/24 (a)	214,000	214,000
Series 2018-1, Class D, 1 mo. USD LIBOR + 1.550% 3.568% FRN 9/25/23 (a)	230,000	230,288
		840,663
Automobile ABS — 7.7%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	564,810	565,859
Series 2019-1, Class C, 3.500% 4/14/25 (a)	675,000	687,606
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D 2.580% 9/18/25	588,000	588,520
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class B, 2.650% 3/20/26 (a)	1,600,000	1,598,480
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,078,483
Series 2019-1A, Class B, 3.700% 3/20/23 (a)	123,000	126,215
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	236,700

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	$180,000	$186,467
Drive Auto Receivables Trust Series 2019-4, Class D, 2.700% 2/16/27	550,000	548,712
Series 2018-4, Class C, 3.660% 11/15/24	230,000	232,707
Series 2019-1, Class C, 3.780% 4/15/25	525,000	535,102
DT Auto Owner Trust, Series 2019-1A, Class C 3.610% 11/15/24 (a)	100,000	101,622
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.110% 8/15/25 (a)	400,000	404,250
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	230,417	230,972
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	165,000	166,702
First Investors Auto Owner Trust, Series 2017-3A, Class B 2.720% 4/17/23 (a)	340,000	341,771
Flagship Credit Auto Trust Series 2016-4, Class B, 2.410% 10/15/21 (a)	367,186	367,129
Series 2018-1, Class A, 2.590% 6/15/22 (a)	252,852	253,031
Series 2017-1, Class B, 2.830% 3/15/23 (a)	355,015	355,343
Series 2017-4, Class C, 2.920% 11/15/23 (a)	650,000	654,874
Series 2018-1, Class B, 3.130% 1/17/23 (a)	1,250,000	1,259,384
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	151,738	152,435
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	649,000	656,150
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	1,560,000	1,598,092
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	910,000	916,587
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	770,000	790,487
Series 2017-2A, Class B, 4.200% 10/25/23 (a)	450,000	468,671
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	330,000	346,207
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	31,065	31,065
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	500,000	515,078
		15,994,701
Commercial MBS — 3.6%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.378% FRN 9/15/34 (a)	130,000	129,887
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.278% FRN 7/15/35 (a)	770,000	770,004
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.528% FRN 7/15/35 (a)	950,000	950,293
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.728% FRN 11/15/35 (a)	816,690	818,727
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 4.178% FRN 12/15/37 (a)	545,194	549,279
COMM Mortgage Trust Series 2015-DC1, Class AM, 3.724% 2/10/48	180,000	188,674
Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (c)	333,000	349,625
Commercial Mortgage Trust, Series 2014-CR14, Class A2 3.147% 2/10/47	97,797	97,941
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 3.628% FRN 5/15/36 (a)	200,000	200,253
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.825% VRN 7/10/38 (c)	71,691	72,289
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 3.028% FRN 6/15/32 (a)	2,111,823	2,109,868
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.828% FRN 5/15/36 (a)	251,000	251,007

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	$250,000	$258,274
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	400,000	412,872
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.208% FRN 10/15/37 (a)	90,000	89,999
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (c)	6,984	7,013
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (c)	105,598	106,030
VMC Finance LLC, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 0.82% 2.845% FRN 3/15/35 (a)	166,187	166,394
		7,528,429
Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 2.918% FRN 2/25/35	102,644	100,861
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.258% FRN 10/25/34 (a)	82,304	82,122
		182,983
Other ABS — 22.4%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.228% FRN 3/15/41 (a)	48,394	47,665
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	194,610	203,424
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	332,369	336,344
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	683,941	701,597
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	395,228	410,169
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	500,000	508,168
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	288,750	311,033
Ascentium Equipment Receivables, Series 2019-1A, Class D 3.470% 5/12/25 (a)	164,000	168,796
Ascentium Equipment Receivables Trust Series 2018-2A, Class B, 3.760% 5/10/24 (a)	709,000	735,620
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	940,000	976,058
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	380,814	382,501
Bain Capital Credit CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.924% FRN 1/15/29 (a)	750,000	749,977
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750% 4.053% FRN 1/15/29 (a)	500,000	498,849
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	132,994	134,366
Series 2019-A, Class B, 3.780% 9/26/33 (a)	344,130	352,106
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	261,000	267,154
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	246,565	248,406
Capital Automotive REIT, Series 2017-1A, Class A2 4.180% 4/15/47 (a)	616,412	630,260
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	317,906	325,410
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	5,229	5,225
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	449,566	450,829
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.478% FRN 9/25/34	4,584	4,363
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	275,310	284,730
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	325,185	332,206

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.050% 3.317% FRN 10/26/27 (a)	$350,000	$349,616
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (a)	620,437	621,953
Series 2016-1, Class A, 3.080% 11/20/28 (a)	263,633	264,805
Series 2018-1, Class A, 3.700% 1/21/31 (a)	218,796	222,945
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	343,000	344,565
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	355,500	371,034
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.153% FRN 7/15/23 (a)	18,340	18,377
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	147,411	147,929
Series 2016-A, Class A, 2.730% 4/25/28 (a)	268,396	268,772
Series 2017-A, Class B, 2.960% 3/25/30 (a)	436,773	435,131
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	45,335	44,916
Series 2019-A, Class C, 3.450% 1/25/34 (a)	890,497	888,704
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.995% FRN 4/20/31 (a)	350,000	350,256
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	178,568	179,861
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1% 3.278% FRN 4/20/31 (a)	600,000	594,068
Global SC Finance II SRL, Series 2013-1A, Class A 2.980% 4/17/28 (a)	105,708	106,103
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	254,319	261,682
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	361,477	370,478
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	323,957	343,070
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	305,580	322,453
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	223,467	228,085
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	222,382	228,727
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	479,206	490,765
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	403,733	426,503
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960% 12/26/28 (a)	170,939	171,934
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	559,120	580,741
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	203,214	208,154
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 3.375% FRN 6/15/36 (a)	1,150,000	1,156,360
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	350,000	354,134
Madison Park Funding Ltd., Series 2015-19A, Class A2R, 3 mo. USD LIBOR + 1.750% 4.028% FRN 1/22/28 (a)	1,000,000	999,506
Madison Park Funding XXIII Ltd., Series 2017-23A, Class B, 3 mo. USD LIBOR + 1.700% 3.956% FRN 7/27/30 (a)	500,000	498,595
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	900,000	901,381
Series 2018-AA, Class A, 4.200% 11/20/30 (a)	903,000	924,136
Marlette Funding Trust Series 2019-2A, Class A, 3.130% 7/16/29 (a)	150,484	151,603
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	148,483
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	279,941	289,918
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	73,056	76,265
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (a)	45,363	45,272
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.25% 3.553% FRN 1/15/28 (a)	250,000	246,360

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Advance Receivables Trust Advance Receivables Backed Series 2019-T3, Class CT3, 2.710% 10/20/52 (a)	$344,000	$344,720
Series 2019-T3, Class DT3, 3.055% 10/20/52 (a)	600,000	601,207
Series 2019-T2, Class DT2, 3.060% 8/15/53 (a)	220,000	219,431
NP SPE II LLC Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	241,000	241,071
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	152,148	156,363
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.45% 3.753% FRN 4/17/27 (a)	650,000	649,927
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (a)	1,500,000	1,500,374
Series 2019-2A, Class C, 3.660% 10/14/36 (a)	600,000	600,030
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (a)	513,516	516,642
Series 2016-A, Class B, 2.910% 3/08/29 (a)	210,577	208,485
Series 2019-A, Class D, 4.930% 4/09/38 (a)	708,047	715,216
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	96,181	96,790
Riserva Clo Ltd., Series 2016-3A, Class BR, 3 mo. USD LIBOR + 1.700% 4.000% FRN 10/18/28 (a)	750,000	748,202
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190% 3.468% FRN 10/20/30 (a)	1,000,000	997,514
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	430,000	447,717
Securitized Equipment Receivable 3.760% 10/11/24	270,000	270,357
4.200% 10/11/24	310,000	311,032
Sierra Receivables Funding LLC Series 2015-1A, Class B, 3.050% 3/22/32 (a)	214,017	214,087
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	14,510	14,578
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	444,579	454,792
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A, 2.400% 3/22/32 (a)	175,577	175,438
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	37,727	37,728
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	137,127	138,038
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	230,474	233,270
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	101,024	101,907
Series 2018-1A, Class B, 4.236% 4/20/35	497,900	508,735
SoFi Consumer Loan Program LLC Series 2016-2A, Class A, 3.090% 10/27/25 (a)	70,662	70,831
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	94,805	95,033
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	287,030	289,819
Series 2017-2, Class A, 3.280% 2/25/26 (a)	180,989	182,548
SoFi Consumer Loan Program Trust, Series 2019-3, Class D 3.890% 5/25/28 (a)	772,000	787,097
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	517,617	550,313
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 2.818% FRN 11/25/35 (a)	300,000	292,864
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	992,500	1,026,715
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	293,333	296,470
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	378,183	389,862
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	610,910	610,925
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 2.758% FRN 3/15/22 (a)	610,000	608,192
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.70% 3.728% FRN 12/15/20 (a)	260,000	260,295

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	$920,000	$941,653
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.07% 3.348% FRN 10/20/28 (a)	1,000,000	1,001,366
Trinity Rail Leasing LP Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	524,894	529,281
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	671,200	696,962
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	103,905	103,953
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	704,743
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	840,750	837,778
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	481,250	497,179
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540% 7/20/33 (a)	297,613	296,689
Series 2018-A, Class C, 4.020% 2/20/36 (a)	221,530	228,447
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	51,733	51,374
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	166,131	165,114
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	150,715	151,341
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	51,300	51,230
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	282,010	285,421
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	247,943	258,167
		46,464,209
Student Loans ABS — 12.6%
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.845% FRN 7/25/56 (a)	196,701	194,738
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.645% FRN 7/25/58 (a)	140,000	131,584
AccessLex Institute Series 2004-A, Class A3, 28 day ARS, 1.699% FRN 7/01/39 (c)	800,000	788,399
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.200% FRN 7/01/38	15,178	15,005
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.218% FRN 12/26/47 (a)	534,342	528,247
College Avenue Student Loans LLC, Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 3.668% FRN 11/26/46 (a)	457,285	457,878
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.793% FRN 1/15/37	188,946	176,562
Commonbond Student Loan Trust Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	150,683	153,579
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	193,235	196,901
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	173,925	176,551
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	131,496	136,953
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	69,387	67,653
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.918% FRN 10/25/44 (a)	387,934	391,729
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	191,870	192,599
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	169,947	170,230
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.068% FRN 2/26/35 (a)	85,696	86,657
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 2.818% FRN 9/25/68 (a)	477,795	477,370
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.218% FRN 12/27/66 (a)	795,661	803,682
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME — 1.150% 4.350% FRN 12/01/47 (a)	470,344	468,466

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Educational Funding of the South, Inc., Series 2011-1, Class A2, 3 mo. USD LIBOR + .650% 2.926% FRN 4/25/35	$419,825	$418,139
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 1 mo. USD LIBOR + .750% 2.768% FRN 8/25/42 (a)	356,080	354,993
Series 2018-A, Class B, 4.000% 8/25/42 (a)	250,000	259,302
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS FRN 1/01/44 (a)	950,000	839,527
Laurel Road Prime Student Loan Trust Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	319,000	321,802
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	240,808	242,831
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	271,058	277,618
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + 0.72% 2.748% FRN 12/15/59 (a)	170,000	169,409
Navient Private Education Refi Loan Trust Series 2018-A, Class A1, 2.530% 2/18/42 (a)	191,567	192,096
Series 2019-A, Class A2A, 3.420% 1/15/43 (a)	291,000	302,310
Navient Student Loan Trust Series 2018-1A, Class A3, 1 mo. USD LIBOR + .720% 2.738% FRN 3/25/67 (a)	850,000	847,415
Series 2017-5A, Class A, 1 mo. USD LIBOR + .800% 2.818% FRN 7/26/66 (a)	309,965	308,792
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 2.918% FRN 12/27/67 (a)	400,000	400,000
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.168% FRN 7/26/66 (a)	750,000	761,019
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.268% FRN 6/25/65 (a)	605,494	611,602
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.318% FRN 3/25/66 (a)	560,000	569,655
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	123,581	124,986
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.768% FRN 12/26/40 (a)	171,619	170,777
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.259% FRN 3/23/37	202,306	199,538
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.386% FRN 10/25/33	196,476	193,040
Series 2007-2A, Class A4A2, 28 day ARS 3.366% FRN 6/25/35 (a)	600,000	596,414
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 10/25/47 (a)	270,000	259,047
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 6/25/54 (a)	130,000	127,664
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 2.968% FRN 11/25/65 (a)	451,796	452,933
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.358% FRN 2/15/45	334,800	314,887
SLM Student Loan Trust Series 2006-2, Class R, 0.000%1/25/24	1,396	684,094
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.416% FRN 10/25/28	211,078	209,529
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.426% FRN 3/25/44	940,000	895,532
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.476% FRN 1/27/42	1,014,170	932,116
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.486% FRN 10/25/40	401,783	374,317
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.496% FRN 3/25/44	634,536	596,741
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.566% FRN 1/25/44	547,581	511,600
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.576% FRN 7/25/25	119,753	119,569
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.576% FRN 1/25/41	406,168	379,875
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.586% FRN 1/25/55	161,695	151,039

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 2.826% FRN 10/25/64 (a)	$850,000	$835,888
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.876% FRN 1/25/41	671,084	661,964
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.876% FRN 10/25/65 (a)	400,000	394,516
Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500% 3.518% FRN 12/28/70	120,000	116,236
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
SMB Private Education Loan Trust Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 2.778% FRN 11/15/35 (a)	500,000	497,502
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.898% FRN 7/15/36 (a)	504,000	501,987
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 3.028% FRN 6/15/37 (a)	500,000	500,617
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.128% FRN 9/15/34 (a)	216,926	218,711
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 3.178% FRN 5/15/26 (a)	276,184	277,613
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.478% FRN 2/17/32 (a)	95,306	96,350
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	200	175,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	1,000,000	542,700
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,000,000	782,400
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	956,000	329,820
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	1,314,800	394,440
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 2.968% FRN 1/25/39 (a)	47,273	47,492
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.218% FRN 6/25/33 (a)	80,186	80,875
		26,289,102
WL Collateral CMO — 7.0%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	424,970	428,519
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.639% VRN 8/25/34 (c)	4,541	4,491
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 2.994% FRN 8/25/49 (a)	1,800,000	1,797,361
Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	659,129	658,412
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	391,000	389,015
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (c)	758	730
Series 2004-2, Class 1A1, 4.612% VRN 2/25/34 (c)	3,441	3,242
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (c)	278,704	279,142
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (c)	524,156	533,197
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (c)	462,380	473,570
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (c)	640,497	655,355
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.308% VRN 8/25/34 (c)	1,094	1,091
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.086% VRN 8/25/34 (c)	7,377	7,177
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (c)	345,451	350,767
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (c)	529,172	535,664
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (c)	449,051	454,191
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (c)	485,848	493,949
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (c)	361	349
Series 2003-A4, Class IA, 4.764% VRN 7/25/33 (c)	378	368
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (c)	279,458	290,437

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-NQM2, Class A3, 3.752% 4/25/49 (a)	$209,529	$213,527
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (c)	618,354	637,381
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.85% 4.995% FRN 2/25/23 (a)	250,000	250,149
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (c)	517,915	524,975
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (c)	531,166	540,731
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (c)	349,724	349,614
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (c)	608,646	618,763
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (c)	463,142	470,201
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (c)	260,942	266,992
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (c)	652,458	664,734
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (c)	362,500	370,663
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (c)	153,808	157,351
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (c)	122,908	125,257
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (c)	641,852	643,255
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.266% VRN 3/25/34 (c)	3,978	3,888
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (c)	272,094	276,492
Verus Securitization Trust, Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	975,973	972,279
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.846% FRN 4/25/44	10,195	10,069
		14,453,348
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,800,330)		111,753,435

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.0%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Series 4720, Class A 3.000% 3/15/41	314,761	316,502
Federal National Mortgage Association Series 2015-80, Class CA, 3.000% 4/25/40	539,781	544,096
Series 2015-63, Class KA, 3.000% 1/25/41	254,651	259,282
Government National Mortgage Association (c) Series 2014-131, Class BW 4.098% 5/20/41	103,006	109,560
		1,229,440
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #C01079 7.500% 10/01/30	227	264
Pool #C01135 7.500% 2/01/31	939	1,089
Federal National Mortgage Association Pool #725692 1 year CMT + 2.137% 4.473% FRN 10/01/33	13,847	14,579
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	5,352	5,601
Pool #888586 1 year CMT + 2.197% 4.548% FRN 10/01/34	16,923	17,817
Pool #575667 7.000% 3/01/31	2,218	2,571
Pool #529453 7.500% 1/01/30	474	549
Pool #531196 7.500% 2/01/30	57	65
Pool #535996 7.500% 6/01/31	926	1,071
Pool #252926 8.000% 12/01/29	22	25
Pool #532819 8.000% 3/01/30	28	33
Pool #534703 8.000% 5/01/30	479	554
Pool #253437 8.000% 9/01/30	24	28
Pool #253481 8.000% 10/01/30	11	13
Pool #190317 8.000% 8/01/31	522	605
Pool #596656 8.000% 8/01/31	55	56
Pool #602008 8.000% 8/01/31	713	825
Pool #597220 8.000% 9/01/31	588	686
Government National Mortgage Association Pool #371146 7.000% 9/15/23	48	51
Pool #352022 7.000% 11/15/23	713	759
Pool #491089 7.000% 12/15/28	1,468	1,600
Pool #478658 7.000% 5/15/29	388	441
Pool #500928 7.000% 5/15/29	616	700
Pool #499410 7.000% 7/15/29	226	258
Pool #510083 7.000% 7/15/29	160	180
Pool #493723 7.000% 8/15/29	454	517
Pool #581417 7.000% 7/15/32	2,191	2,503

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 4.125% FRN 11/20/25	$653	$665
Pool #080136 1 year CMT + 1.500% 4.125% FRN 11/20/27	136	139
		54,244
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.05% 4.350% FRN 7/25/49 (a)	299,000	298,999
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 4.468% FRN 7/25/31 (a)	300,000	301,964
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 4.168% FRN 9/25/31 (a)	630,000	632,924
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 4.318% FRN 8/25/31 (a)	1,550,000	1,560,036
		2,793,923

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,079,552)		4,077,607

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds & Notes — 3.7%
U.S. Treasury Note 8.000% 11/15/21 (d)	6,720,000	7,597,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,687,575)		7,597,800

TOTAL BONDS & NOTES (Cost $202,123,787)		204,360,280

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $1,677,707)		1,621,642

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (e)	1,152,525	1,152,525

TOTAL MUTUAL FUNDS (Cost $1,152,525)		1,152,525

TOTAL LONG-TERM INVESTMENTS (Cost $204,954,019)		207,134,447

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 1.4%
General Electric Co. 2.356% 12/16/19	$2,000,000	1,990,204
Suncor Energy, Inc. 2.376% 11/14/19 (a)	1,000,000	997,150
		2,987,354

TOTAL SHORT-TERM INVESTMENTS (Cost $2,987,399)		2,987,354

TOTAL INVESTMENTS — 101.1% (Cost $207,941,418) (f)		210,121,801

Other Assets/(Liabilities) — (1.1)%		(2,367,823)

NET ASSETS — 100.0%		$207,753,978

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $120,693,052 or 58.09% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $1,128,900 or 0.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2019.
(d)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, terminates 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	3,170,000	$295,024	$158,475	$136,549

10 Year Interest Rate Swap, terminates 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	3,655,000	373,273	175,440	197,833

									668,297	333,915	334,382

Put
10-Year Interest Rate Swap, terminates 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,910,000	$468,993	$645,410	$(176,417)

10 -Year Interest Rate Swap, terminates 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,580,000	484,352	698,382	(214,030)

									953,345	1,343,792	(390,447)
									$1,621,642	$1,677,707	$(56,065)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	12/19/19	171	$22,476,363	$(192,925)

Short
90 Day Eurodollar	12/16/19	3	$(730,078)	$(5,222)
U.S. Treasury Ultra 10 Year	12/19/19	76	(10,946,727)	123,852
U.S. Treasury Note 2 Year	12/31/19	167	(36,080,833)	92,333
U.S. Treasury Note 5 Year	12/31/19	575	(68,836,271)	325,919
90 Day Eurodollar	3/16/20	2	(487,093)	(4,557)
90 Day Eurodollar	6/15/20	2	(487,381)	(4,844)
90 Day Eurodollar	9/14/20	2	(487,593)	(5,032)
90 Day Eurodollar	12/14/20	2	(487,568)	(5,057)
90 Day Eurodollar	3/15/21	2	(487,743)	(5,282)
90 Day Eurodollar	9/13/21	3	(731,728)	(7,997)
90 Day Eurodollar	3/14/22	3	(731,503)	(8,147)
90 Day Eurodollar	9/19/22	3	(731,203)	(8,222)

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short (Continued)
90 Day Eurodollar	3/13/23	2	$(487,168)	$(5,632)
90 Day Eurodollar	12/18/23	3	(730,078)	(8,710)
90 Day Eurodollar	12/16/24	7	(1,701,414)	(20,849)
				$452,553

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 98.9%
Basic Materials — 3.7%
Iron & Steel — 1.0%
Allegheny Technologies, Inc. (a)	55,885	$1,131,671
Mining — 2.7%
Compass Minerals International, Inc.	20,930	1,182,336
Kaiser Aluminum Corp.	17,995	1,780,965
		2,963,301
		4,094,972
Communications — 2.8%
Internet — 2.0%
Etsy, Inc. (a)	17,110	966,715
Q2 Holdings, Inc. (a)	15,900	1,254,033
		2,220,748
Media — 0.8%
Houghton Mifflin Harcourt Co. (a)	174,920	932,324
		3,153,072
Consumer, Cyclical — 13.5%
Airlines — 0.9%
Spirit Airlines, Inc. (a)	28,180	1,022,934
Auto Manufacturers — 0.7%
Navistar International Corp. (a)	26,330	740,136
Auto Parts & Equipment — 3.2%
Dorman Products, Inc. (a)	16,970	1,349,794
Visteon Corp. (a)	26,670	2,201,342
		3,551,136
Retail — 8.7%
AutoNation, Inc. (a)	28,760	1,458,132
BJ’s Wholesale Club Holdings, Inc. (a)	64,900	1,678,963
Jack in the Box, Inc.	18,470	1,682,987
Suburban Propane Partners LP (b)	83,040	1,962,235
Texas Roadhouse, Inc.	31,060	1,631,271
The Wendy’s Co.	65,040	1,299,499
		9,713,087
		15,027,293
Consumer, Non-cyclical — 18.5%
Biotechnology — 1.0%
Emergent BioSolutions, Inc. (a)	22,510	1,176,823
Commercial Services — 6.7%
ASGN, Inc. (a)	38,011	2,389,371
Korn Ferry	57,891	2,236,908
Monro, Inc.	23,960	1,893,080
Paylocity Holding Corp. (a)	9,220	899,688
		7,419,047
Health Care – Products — 4.4%
Adaptive Biotechnologies Corp. (a)	6,163	190,437
AtriCure, Inc. (a)	22,440	559,654
Inspire Medical Systems, Inc. (a)	19,559	1,193,490
Intersect ENT, Inc. (a)	26,510	450,935
Quidel Corp. (a)	17,890	1,097,551
Repligen Corp. (a)	18,560	1,423,366
		4,915,433
Health Care – Services — 4.0%
Addus HomeCare Corp. (a)	13,922	1,103,736
LHC Group, Inc. (a)	16,950	1,924,842
Teladoc Health, Inc. (a) (c)	20,740	1,404,513
		4,433,091
Household Products & Wares — 1.4%
Acco Brands Corp.	155,750	1,537,252
Pharmaceuticals — 1.0%
G1 Therapeutics, Inc. (a)	7,280	165,839
Senseonics Holdings, Inc. (a) (c)	129,730	128,238
TherapeuticsMD, Inc. (a) (c)	127,340	462,244
uniQure NV (a)	10,020	394,387
		1,150,708
		20,632,354
Energy — 3.5%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	62,939	944,400
Oil & Gas — 2.0%
Matador Resources Co. (a)	114,715	1,896,239
Range Resources Corp. (c)	72,110	275,460
		2,171,699
Pipelines — 0.6%
Noble Midstream Partners LP (b)	29,765	717,932
		3,834,031
Financial — 22.7%
Banks — 5.1%
The Bank of NT Butterfield & Son Ltd.	39,939	1,183,792
BankUnited, Inc.	17,279	580,920
Cathay General Bancorp	21,440	744,719
CrossFirst Bankshares, Inc. (a)	18,860	269,792
Customers Bancorp, Inc. (a)	29,760	617,222
Heritage Financial Corp.	32,190	867,843
IBERIABANK Corp.	18,600	1,405,044
		5,669,332
Diversified Financial Services — 2.7%
Federated Investors, Inc. Class B	27,570	893,544
Focus Financial Partners, Inc. Class A (a)	17,040	405,552

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stifel Financial Corp.	29,320	$1,682,381
		2,981,477
Insurance — 2.5%
James River Group Holdings Ltd.	18,105	927,700
ProAssurance Corp.	30,660	1,234,679
ProSight Global, Inc. (a)	30,470	589,899
		2,752,278
Real Estate Investment Trusts (REITS) — 7.2%
Brandywine Realty Trust	105,100	1,592,265
DiamondRock Hospitality Co.	113,150	1,159,787
EPR Properties	15,090	1,159,817
Four Corners Property Trust, Inc.	76,260	2,156,633
National Storage Affiliates Trust	58,053	1,937,229
		8,005,731
Savings & Loans — 5.2%
Berkshire Hills Bancorp, Inc.	30,380	889,830
OceanFirst Financial Corp.	43,050	1,015,980
Pacific Premier Bancorp, Inc.	23,020	717,994
Sterling Bancorp	41,960	841,717
WSFS Financial Corp.	54,107	2,386,119
		5,851,640
		25,260,458
Industrial — 16.8%
Building Materials — 2.9%
Masonite International Corp. (a)	26,103	1,513,974
Summit Materials, Inc. Class A (a)	76,659	1,701,830
		3,215,804
Electrical Components & Equipment — 3.2%
Energizer Holdings, Inc.	35,550	1,549,269
Generac Holdings, Inc. (a)	25,276	1,980,122
		3,529,391
Electronics — 1.0%
Atkore International Group, Inc. (a)	36,200	1,098,670
Engineering & Construction — 2.9%
Comfort Systems USA, Inc.	10,864	480,515
KBR, Inc.	59,826	1,468,130
TopBuild Corp. (a)	13,600	1,311,448
		3,260,093
Environmental Controls — 2.0%
Advanced Disposal Services, Inc. (a)	20,378	663,711
Evoqua Water Technologies Corp. (a)	89,480	1,522,950
		2,186,661
Machinery – Diversified — 0.1%
The Manitowoc Co., Inc. (a)	9,512	118,900
Metal Fabricate & Hardware — 1.8%
Mayville Engineering Co., Inc. (a)	34,830	459,408
Rexnord Corp. (a)	57,540	1,556,457
		2,015,865
Miscellaneous – Manufacturing — 1.0%
EnPro Industries, Inc.	15,860	1,088,789
Transportation — 1.4%
CryoPort, Inc. (a) (c)	27,490	449,599
Genesee & Wyoming, Inc. Class A (a)	10,670	1,179,141
		1,628,740
Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc.	19,680	592,761
		18,735,674
Technology — 14.1%
Computers — 3.6%
CACI International, Inc. Class A (a)	10,731	2,481,651
Perspecta, Inc.	56,458	1,474,683
		3,956,334
Semiconductors — 4.6%
Brooks Automation, Inc.	39,890	1,477,127
MKS Instruments, Inc.	23,260	2,146,433
Semtech Corp. (a)	31,010	1,507,396
		5,130,956
Software — 5.9%
Bottomline Technologies de, Inc. (a)	19,970	785,820
Envestnet, Inc. (a)	15,210	862,407
j2 Global, Inc.	25,031	2,273,315
Zynga, Inc. Class A (a)	460,772	2,681,693
		6,603,235
		15,690,525
Utilities — 3.3%
Electric — 1.6%
Avista Corp.	35,980	1,742,871
Gas — 1.7%
South Jersey Industries, Inc.	58,310	1,918,982
		3,661,853

TOTAL COMMON STOCK (Cost $92,147,936)		110,090,232

TOTAL EQUITIES (Cost $92,147,936)		110,090,232

MUTUAL FUNDS — 2.3%
Diversified Financial Services — 2.3%
State Street Navigator Securities Lending Prime Portfolio (d)	2,619,350	2,619,350

TOTAL MUTUAL FUNDS (Cost $2,619,350)		2,619,350

TOTAL LONG-TERM INVESTMENTS (Cost $94,767,286)		112,709,582

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (e)	$1,289,961	$1,289,961

TOTAL SHORT-TERM INVESTMENTS (Cost $1,289,961)		1,289,961

TOTAL INVESTMENTS — 102.4% (Cost $96,057,247) (f)		113,999,543

Other Assets/(Liabilities) — (2.4)%		(2,700,092)

NET ASSETS — 100.0%		$111,299,451

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $2,519,802 or 2.26% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,289,995. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $1,315,943.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 10.4%
Chemicals — 10.4%
The Chemours Co.	43,100	$643,914
Dow, Inc. (a)	21,000	1,000,650
DuPont de Nemours, Inc.	6,600	470,646
Ingevity Corp. (a)	6,639	563,253
Rayonier Advanced Materials, Inc.	4,600	19,918
		2,698,381
Communications — 13.4%
Media — 13.4%
Altice USA, Inc. Class A (a)	54,700	1,568,796
Cable One, Inc.	500	627,350
Liberty Broadband Corp. Class A (a)	3,500	365,820
Liberty Latin America Ltd. Class A (a)	54,100	923,487
		3,485,453
Consumer, Cyclical — 4.7%
Apparel — 2.6%
Kontoor Brands, Inc. (a)	18,900	663,390
Distribution & Wholesale — 0.0%
Resideo Technologies, Inc. (a)	510	7,318
Home Furnishing — 1.3%
Hamilton Beach Brands Holding Co. Class A	21,200	342,804
Leisure Time — 0.3%
Brunswick Corp.	1,500	78,180
Retail — 0.5%
J Alexander’s Holdings, Inc. (a)	11,500	134,780
		1,226,472
Consumer, Non-cyclical — 29.2%
Biotechnology — 0.7%
Corteva, Inc. (a)	6,600	184,800
Commercial Services — 11.4%
PayPal Holdings, Inc. (a)	28,456	2,947,757
Health Care – Products — 8.7%
Danaher Corp.	5,400	779,922
Varex Imaging Corp. (a)	7,500	214,050
West Pharmaceutical Services, Inc.	8,920	1,265,034
		2,259,006
Pharmaceuticals — 8.4%
Zoetis, Inc.	17,501	2,180,450
		7,572,013
Energy — 1.6%
Oil & Gas — 1.6%
Murphy USA, Inc. (a)	5,000	426,500
Financial — 4.9%
Banks — 0.5%
City Holding Co.	1,809	137,936
Diversified Financial Services — 1.2%
Synchrony Financial	9,540	325,219
Real Estate Investment Trusts (REITS) — 3.2%
Four Corners Property Trust, Inc.	10,300	291,284
Gaming and Leisure Properties, Inc.	13,900	531,536
		822,820
		1,285,975
Industrial — 27.8%
Electronics — 16.9%
Allegion PLC	8,500	881,025
Fortive Corp.	5,900	404,504
Honeywell International, Inc.	3,060	517,752
Keysight Technologies, Inc. (a)	25,949	2,523,540
nVent Electric PLC	2,340	51,574
		4,378,395
Engineering & Construction — 8.2%
Arcosa, Inc.	51,488	1,761,404
Jacobs Engineering Group, Inc.	4,100	375,150
		2,136,554
Machinery – Construction & Mining — 2.7%
Oshkosh Corp.	9,202	697,512
		7,212,461
Technology — 5.8%
Computers — 5.8%
Hewlett Packard Enterprise Co.	55,000	834,350
Perspecta, Inc.	25,437	664,415
		1,498,765

TOTAL COMMON STOCK (Cost $21,063,534)		25,406,020

TOTAL EQUITIES (Cost $21,063,534)		25,406,020

TOTAL LONG-TERM INVESTMENTS (Cost $21,063,534)		25,406,020

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$596,292	$596,292

TOTAL SHORT-TERM INVESTMENTS (Cost $596,292)		596,292

TOTAL INVESTMENTS — 100.1% (Cost $21,659,826) (c)		26,002,312

Other Assets/(Liabilities) — (0.1)%		(38,661)

NET ASSETS — 100.0%		$25,963,651

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $596,308. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $608,714.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%
COMMON STOCK — 95.6%
Bermuda — 3.1%
Credicorp Ltd.	13,090	$2,728,479
Jardine Strategic Holdings Ltd.	47,289	1,415,721
		4,144,200
Brazil — 4.0%
Atacadao SA	235,400	1,192,594
B3 SA — Brasil Bolsa Balcao	133,665	1,403,580
Itau Unibanco Holding SA Sponsored ADR	72,515	609,851
Natura Cosmeticos SA	124,200	1,012,145
Vale SA Sponsored ADR (a)	104,110	1,197,265
		5,415,435
Cayman Islands — 20.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	58,634	9,805,364
Baozun, Inc. ADR (a) (b)	12,805	546,774
Budweiser Brewing Co. APAC Ltd. (a) (c)	732,300	2,625,468
Huazhu Group Ltd. ADR	104,210	3,441,014
Hutchison China MediTech Ltd. ADR (a)	11,467	204,571
Innovent Biologics, Inc. (a) (c)	204,000	648,111
Meituan Dianping, Class B (a)	237,300	2,419,798
Ping An Healthcare and Technology Co. Ltd. (a) (c)	8,670	50,806
StoneCo Ltd. Class A (a)	16,860	586,391
Tencent Holdings Ltd.	107,659	4,569,015
Tencent Music Entertainment Group ADR (a) (b)	31	396
Wuxi Biologics Cayman, Inc. (a) (c)	93,000	950,382
ZTO Express Cayman, Inc. ADR	97,910	2,088,420
		27,936,510
Chile — 1.1%
SACI Falabella	261,906	1,463,714
China — 5.5%
China International Capital Corp. Ltd. Class H (c)	300,800	587,563
Jiangsu Hengrui Medicine Co. Ltd. Class A	322,160	3,653,808
Ping An Insurance Group Co. of China Ltd. Class A	175,262	2,148,067
Shanghai Junshi Bioscience Class H (a) (c)	28,800	106,081
Sinopharm Group Co. Ltd. Class H	282,568	888,270
		7,383,789
Colombia — 0.5%
Grupo Aval Acciones y Valores SA ADR	95,240	710,490
Egypt — 0.6%
Commercial International Bank Egypt SAE	161,182	772,273
France — 5.4%
Kering SA	10,895	5,562,026
LVMH Moet Hennessy Louis Vuitton SE	4,176	1,662,339
		7,224,365
Hong Kong — 4.7%
AIA Group Ltd.	430,200	4,036,635
Hang Lung Properties Ltd.	85,000	193,206
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	130,000	398,667
Hong Kong Exchanges & Clearing Ltd.	54,859	1,619,282
		6,247,790
India — 10.2%
Bandhan Bank Ltd. (c)	31,370	217,441
Biocon Ltd.	7,951	25,155
Cholamandalam Investment and Finance Co. Ltd.	125,035	543,412
Dalmia Bharat Ltd. (a)	10,680	123,580
Housing Development Finance Corp. Ltd.	177,291	4,949,714
Kotak Mahindra Bank Ltd.	202,325	4,687,545
Oberoi Realty Ltd.	53,172	379,599
Tata Consultancy Services Ltd.	58,806	1,739,614
Zee Entertainment Enterprises Ltd.	261,199	975,340
		13,641,400
Indonesia — 1.1%
Bank Central Asia Tbk PT	281,300	601,689
Indocement Tunggal Prakarsa Tbk PT	395,200	522,933
Semen Indonesia Persero Tbk PT	349,000	284,102
		1,408,724
Italy — 1.5%
Moncler SpA	20,441	729,130
PRADA SpA	420,400	1,224,560
		1,953,690
Mexico — 7.0%
Alsea SAB de CV (a)	254,574	593,413
Fomento Economico Mexicano SAB de CV	346,343	3,173,846
Fomento Economico Mexicano SAB de CV Sponsored ADR	10,880	996,390
Grupo Aeroportuario del Sureste SAB de CV Class B	42,464	647,439

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Banorte SAB de CV Class O	95,349	$513,901
Grupo Financiero Inbursa SAB de CV Class O	727,623	927,319
Grupo Mexico SAB de CV Series B	814,430	1,909,581
Wal-Mart de Mexico SAB de CV	191,933	568,874
		9,330,763
Netherlands — 1.1%
Steinhoff International Holdings NV (a) (b)	407,067	26,345
Yandex NV Class A (a)	39,632	1,387,516
		1,413,861
Philippines — 2.5%
Ayala Corp.	11,553	196,954
Ayala Land, Inc.	1,117,300	1,066,556
SM Investments Corp.	93,945	1,758,051
SM Prime Holdings, Inc.	518,912	372,586
		3,394,147
Republic of Korea — 2.9%
Amorepacific Corp.	5,095	601,108
AMOREPACIFIC Group	5,286	289,146
LG Household & Health Care Ltd.	849	929,253
Samsung Biologics Co. Ltd. (a) (c)	5,315	1,370,831
Samsung Electronics Co. Ltd.	16,625	678,299
		3,868,637
Russia — 7.7%
LUKOIL PJSC Sponsored ADR	16,933	1,398,264
LUKOIL PJSC Sponsored ADR	3,762	311,230
MMC Norilsk Nickel PJSC (b)	2,505	64,103
MMC Norilsk Nickel PJSC	1,100	282,881
MMC Norilsk Nickel PJSC ADR (Russia)	23,364	597,977
Novatek PJSC Sponsored GDR Registered	605	122,694
Novatek PJSC Sponsored GDR Registered	32,633	6,604,439
Polyus PJSC GDR (c) (d)	4,342	250,751
Sberbank of Russia PJSC	201,462	707,928
		10,340,267
South Africa — 2.6%
FirstRand Ltd. (b)	678,589	2,791,780
Shoprite Holdings Ltd.	89,108	722,848
		3,514,628
Spain — 0.4%
Banco Santander S.A. (a)	141,289	574,922
Taiwan — 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	706,000	6,219,461
Thailand — 0.4%
Siam Commercial Bank PCL	152,300	587,589
Turkey — 1.6%
Akbank T.A.S. (a)	831,615	1,198,270
Anadolu Efes Biracilik Ve Malt Sanayii AS	134,744	522,246
BIM Birlesik Magazalar AS	46,538	405,329
		2,125,845
United Arab Emirates — 0.4%
Emaar Properties PJSC	444,000	557,580
United Kingdom — 2.7%
Glencore PLC (a)	1,194,011	3,597,263
United States — 3.1%
MercadoLibre, Inc. (a)	770	424,447
Yum China Holdings, Inc.	81,600	3,707,088
		4,131,535

TOTAL COMMON STOCK (Cost $116,203,528)		127,958,878

PREFERRED STOCK — 3.0%
Brazil — 1.4%
Lojas Americanas SA 0.350%	382,100	1,835,574
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	37,325
Singapore — 1.6%
Grab Holdings, Inc. (a) (d) (e)	350,542	2,160,355

TOTAL PREFERRED STOCK (Cost $3,993,881)		4,033,254

TOTAL EQUITIES (Cost $120,197,409)		131,992,132

MUTUAL FUNDS — 2.2%
United States — 2.2%
State Street Navigator Securities Lending Prime Portfolio (f)	2,980,089	2,980,089

TOTAL MUTUAL FUNDS (Cost $2,980,089)		2,980,089

TOTAL LONG-TERM INVESTMENTS (Cost $123,177,498)		134,972,221

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (g)	$1,887,740	$1,887,740

TOTAL SHORT-TERM INVESTMENTS (Cost $1,887,740)		1,887,740

TOTAL INVESTMENTS — 102.2% (Cost $125,065,238) (h)		136,859,961

Other Assets/(Liabilities) — (2.2)%		(2,972,902)

NET ASSETS — 100.0%		$133,887,059

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $2,821,083 or 2.11% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $7,206,101 or 5.38% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $8,630,567 or 6.45% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $1,887,790. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $1,929,315.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2019. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2019, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$4,773,941	$2,233,713	*	$-	$7,007,654
U.S. Treasury Obligations	-	2,998,652		-	2,998,652
Mutual Funds	20,121,754	-		-	20,121,754
Short-Term Investments	-	7,572,354		-	7,572,354
Total Investments	$24,895,695	$12,804,719		$-	$37,700,414
Asset Derivatives
Forward Contracts	$-	$45,730		$-	$45,730
Liability Derivatives
Futures Contracts	$(198,962)	$-		$-	$(198,962)

Blend Fund
Asset Investments
Common Stock	$441,816,038	$-		$-	$441,816,038
Preferred Stock	531,000	-		-	531,000
Corporate Debt	-	92,012,858		-	92,012,858
Municipal Obligations	-	1,698,146		-	1,698,146
Non-U.S. Government Agency Obligations	881,579	79,705,898		-	80,587,477
Sovereign Debt Obligations	-	1,914,736		-	1,914,736
U.S. Government Agency Obligations and Instrumentalities	-	66,951,281		-	66,951,281
U.S. Treasury Obligations	-	8,929,558		-	8,929,558
Purchased Options	-	1,341,127		-	1,341,127

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Blend Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$3,548,882	$-	$-		$3,548,882
Short-Term Investments	-	36,820,625	-		36,820,625
Total Investments	$446,777,499	$289,374,229	$-		$736,151,728
Asset Derivatives
Futures Contracts	$103,424	$-	$-		$103,424
Liability Derivatives
Futures Contracts	$(687,814)	$-	$-		$(687,814)

Dynamic Bond Fund
Asset Investments
Bank Loans (Less Unfunded Loan Commitments)	$-	$9,570,577	$-		$9,570,577
Corporate Debt	-	119,971,122	-		119,971,122
Municipal Obligations	-	466,525	-		466,525
Non-U.S. Government Agency Obligations	-	102,578,936	-		102,578,936
Sovereign Debt Obligations	-	2,171,305	-		2,171,305
U.S. Government Agency Obligations and Instrumentalities	-	65,902,852	-		65,902,852
U.S. Treasury Obligations	-	105,999,865	-		105,999,865
Mutual Funds	988,855	-	-		988,855
Short-Term Investments	-	4,319,161	-		4,319,161
Unfunded Loan Commitments***	-	5	-		5
Total Investments	$988,855	$410,980,348	$-		$411,969,203

Equity Fund
Asset Investments
Common Stock	$777,382,902	$-	$-		$777,382,902
Preferred Stock	3,091,410	584,470	-		3,675,880
Corporate Debt	-	391,955	-		391,955
Mutual Funds	5,040,618	-	-		5,040,618
Short-Term Investments	-	3,987,602	-		3,987,602
Total Investments	$785,514,930	$4,964,027	$-		$790,478,957

High Yield Fund
Asset Investments
Common Stock	$287,409	$401,049	$-	+**	$688,458
Preferred Stock	52,992	-	-		52,992
Bank Loans	-	7,779,361	-		7,779,361
Corporate Debt	-	116,145,446	-		116,145,446
Warrants	-	-	1,316	**	1,316
Mutual Funds	7,676,610	-	-		7,676,610
Short-Term Investments	-	3,996,896	-		3,996,896
Total Investments	$8,017,011	$128,322,752	$1,316		$136,341,079

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$1,545,517	$-		$1,545,517
Municipal Obligations	-	62,643	-		62,643
Non-U.S. Government Agency Obligations	-	180,999,661	-		180,999,661

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund (Continued)
Asset Investments (Continued)
U.S. Government Agency Obligations and Instrumentalities	$-	$11,501,161	$-	$11,501,161
U.S. Treasury Obligations	-	306,056,312	-	306,056,312
Purchased Options	-	2,094,674	-	2,094,674
Short-Term Investments	-	117,110,741	-	117,110,741
Total Investments	$-	$619,370,709	$-	$619,370,709
Asset Derivatives
Futures Contracts	$55,018	$-	$-	$55,018
Swap Agreements	-	455,104	-	455,104
Total	$55,018	$455,104	$-	$510,122
Liability Derivatives
Futures Contracts	$(64,316)	$-	$-	$(64,316)
Swap Agreements	-	(207,460)	-	(207,460)
Total	$(64,316)	$(207,460)	$-	$(271,776)
Managed Bond Fund
Asset Investments
Preferred Stock	$2,522,250	$-	$-	$2,522,250
Corporate Debt	-	405,170,949	-	405,170,949
Municipal Obligations	-	6,867,402	-	6,867,402
Non-U.S. Government Agency Obligations	3,581,201	375,589,952	-	379,171,153
Sovereign Debt Obligations	-	7,665,023	-	7,665,023
U.S. Government Agency Obligations and Instrumentalities	-	305,510,362	-	305,510,362
U.S. Treasury Obligations	-	19,744,194	-	19,744,194
Purchased Options	-	8,198,119	-	8,198,119
Mutual Funds	3,299,143	-	-	3,299,143
Short-Term Investments	-	140,650,362	-	140,650,362
Total Investments	$9,402,594	$1,269,396,363	$-	$1,278,798,957
Asset Derivatives
Futures Contracts	$403,364	$-	$-	$403,364
Liability Derivatives
Futures Contracts	$(2,561,286)	$-	$-	$(2,561,286)
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$80,412,459	$-	$80,412,459
Municipal Obligations	-	518,979	-	518,979
Non-U.S. Government Agency Obligations	684,094	111,069,341	-	111,753,435
U.S. Government Agency Obligations and Instrumentalities	-	4,077,607	-	4,077,607
U.S. Treasury Obligations	-	7,597,800	-	7,597,800
Purchased Options	-	1,621,642	-	1,621,642
Mutual Funds	1,152,525	-	-	1,152,525
Short-Term Investments	-	2,987,354	-	2,987,354
Total Investments	$1,836,619	$208,285,182	$-	$210,121,801
Asset Derivatives
Futures Contracts	$542,104	$-	$-	$542,104
Liability Derivatives
Futures Contracts	$(282,476)	$-	$-	$(282,476)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$2,728,479	$1,415,721	$-	$4,144,200
Brazil	5,415,435	-	-	5,415,435
Cayman Islands	19,298,398	8,638,112	-	27,936,510
Chile	1,463,714	-	-	1,463,714
China	-	7,383,789	-	7,383,789
Colombia	710,490	-	-	710,490
Egypt	-	772,273	-	772,273
France	-	7,224,365	-	7,224,365
Hong Kong	-	6,247,790	-	6,247,790
India	-	13,641,400	-	13,641,400
Indonesia	-	1,408,724	-	1,408,724
Italy	-	1,953,690	-	1,953,690
Mexico	9,330,763	-	-	9,330,763
Netherlands	1,387,516	26,345	-	1,413,861
Philippines	-	3,394,147	-	3,394,147
Republic of Korea	-	3,868,637	-	3,868,637
Russia	122,694	10,217,573	-	10,340,267
South Africa	-	3,514,628	-	3,514,628
Spain	574,922	-	-	574,922
Taiwan	-	6,219,461	-	6,219,461
Thailand	587,589	-	-	587,589
Turkey	-	2,125,845	-	2,125,845
United Arab Emirates	-	557,580	-	557,580
United Kingdom	-	3,597,263	-	3,597,263
United States	4,131,535	-	-	4,131,535
Preferred Stock
Brazil	1,835,574	-	-	1,835,574
India	37,325	-	-	37,325
Singapore	-	-	2,160,355	2,160,355
Mutual Funds	2,980,089	-	-	2,980,089
Short-Term Investments	-	1,887,740	-	1,887,740
Total Investments	$50,604,523	$84,095,083	$2,160,355	$136,859,961

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.
***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of September 30, 2019.

The Funds, with the exception of the Blend Fund, Dynamic Bond Fund, Managed Bond Fund, and Short-Duration Bond Fund, had no Level 3 transfers during the period ended September 30, 2019. The Blend Fund, Dynamic Bond Fund, Managed Bond Fund, and Short-Duration Bond Fund had Level 3 transfers during the period ended September 30, 2019; however, none of the transfers individually or collectively had a material impact on the Blend Fund, Dynamic Bond Fund, Managed Bond Fund, or Short-Duration Bond Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/18	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 9/30/19	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/19
Strategic Emerging Markets Fund
Preferred Stock	$-	$-	$-	$-	$2,160,355	$-	$-	$-	$2,160,355	$-

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Strategic Emerging Markets Fund

Preferred Stock — $2,160,355
Grab Holdings, Inc.	$2,160,355	Market Approach	Market Transaction	$6.16
Total	$2,160,355

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$45,730	$-	$45,730
Liability Derivatives
Futures Contracts	$(198,962)	$-	$-	$(198,962)
Blend Fund
Asset Derivatives
Purchased Options	$-	$-	$1,341,127	$1,341,127
Futures Contracts	-	-	103,424	103,424
Total Value	$-	$-	$1,444,551	$1,444,551
Liability Derivatives
Futures Contracts	$(39,270)	$-	$(648,544)	$(687,814)
Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$2,094,674	$2,094,674
Futures Contracts	-	-	55,018	55,018
Swap Agreements	-	-	455,104	455,104
Total Value	$-	$-	$2,604,796	$2,604,796
Liability Derivatives
Futures Contracts	$-	$-	$(64,316)	$(64,316)
Swap Agreements	-	-	(207,460)	(207,460)
Total Value	$-	$-	$(271,776)	$(271,776)
Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$8,198,119	$8,198,119
Futures Contracts	-	-	403,364	403,364
Total Value	$-	$-	$8,601,483	$8,601,483
Liability Derivatives
Futures Contracts	$-	$-	$(2,561,286)	$(2,561,286)
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$1,621,642	$1,621,642
Futures Contracts	-	-	542,104	542,104
Total Value	$-	$-	$2,163,746	$2,163,746
Liability Derivatives
Futures Contracts	$-	$-	$(282,476)	$(282,476)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	143	$1,418,159	$-	$-
Blend Fund	401	-	-	28,375,000
Inflation-Protected and Income Fund	160	-	62,360,000	44,245,000
Managed Bond Fund	1,593	-	-	173,450,000
Short-Duration Bond Fund	1,023	-	-	34,315,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at September 30, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Notes to Portfolio of Investments (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Dynamic Bond Fund entered into certain loan agreements which are unfunded. The Dynamic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Dynamic Bond Fund’s Portfolio of Investments. At September 30, 2019, the Dynamic Bond Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

At September 30, 2019, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $249,756,156. The maximum balance outstanding for the Inflation-Protected and Income Fund was $268,456,805 during the period ended September 30, 2019. The weighted average maturity was 47 days, at a weighted average interest rate of 2.622%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. Prior to May 1, 2019, the Managed Bond Fund’s lending could not exceed 10% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At September 30, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$35,557,856	$2,448,446	$(305,888)	$2,142,558
Blend Fund	604,869,564	141,451,001	(10,168,837)	131,282,164
Dynamic Bond Fund	399,821,849	18,745,337	(6,597,983)	12,147,354
Equity Fund	702,751,219	102,974,391	(15,246,653)	87,727,738
Equity Rotation Fund	28,340,247	3,184,404	(576,979)	2,607,425
High Yield Fund	139,543,622	5,239,055	(8,441,598)	(3,202,543)
Inflation-Protected and Income Fund	606,200,953	14,773,600	(1,603,844)	13,169,756
Managed Bond Fund	1,247,992,829	38,765,906	(7,959,778)	30,806,128
Short-Duration Bond Fund	207,941,418	3,996,112	(1,815,729)	2,180,383
Small Cap Equity Fund	96,057,247	24,433,904	(6,491,608)	17,942,296
Special Situations Fund	21,659,826	6,213,735	(1,871,249)	4,342,486
Strategic Emerging Markets Fund	125,065,238	20,852,258	(9,057,535)	11,794,723

4.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.